E*TRADE Trust

First Quarter Report – January 31, 2026 (unaudited)

Portfolio of Investments

E*TRADE No Fee Large Cap Index Fund

	Shares	Value
Common Stocks (99.8%)
Aerospace & Defense (2.4%)
Axon Enterprise, Inc. (a)	116	$56,095
Boeing Co. (a)	1,059	247,510
General Dynamics Corp.	360	126,392
General Electric Co.	1,637	502,215
HEICO Corp.	43	14,229
HEICO Corp., Class A	150	38,189
Howmet Aerospace, Inc.	618	128,594
L3Harris Technologies, Inc.	264	90,512
Lockheed Martin Corp.	356	225,782
Northrop Grumman Corp.	204	141,221
Rocket Lab Corp. (a)	549	43,958
RTX Corp.	2,063	414,519
TransDigm Group, Inc.	85	121,341
		2,150,557
Air Freight & Logistics (0.3%)
Expeditors International of Washington, Inc.	186	29,860
FedEx Corp.	333	107,309
United Parcel Service, Inc., Class B	1,144	121,516
		258,685
Automobile Components (0.0%)‡
Aptiv PLC (a)	318	24,089

Automobiles (2.3%)
Ford Motor Co.	6,473	89,845
General Motors Co.	1,526	128,184
Tesla, Inc. (a)	4,427	1,905,425
		2,123,454
Banks (3.5%)
Bank of America Corp.	9,763	519,392
Citigroup, Inc.	2,746	317,740
Citizens Financial Group, Inc.	654	41,189
Fifth Third Bancorp	957	48,060
First Citizens BancShares, Inc., Class A	15	31,044
Huntington Bancshares, Inc.	1,832	32,023
JPMorgan Chase & Co.	4,182	1,279,232
M&T Bank Corp.	192	42,541
PNC Financial Services Group, Inc.	561	125,271
Regions Financial Corp.	1,362	38,817
Truist Financial Corp.	2,128	109,422
U.S. Bancorp	2,228	125,013
Wells Fargo & Co.	4,847	438,605
		3,148,349
Beverages (1.0%)
Coca-Cola Co.	5,986	447,813
Constellation Brands, Inc., Class A	176	27,579
Keurig Dr. Pepper, Inc.	1,775	48,706
Monster Beverage Corp. (a)	1,135	91,663
PepsiCo, Inc.	2,135	328,000
		943,761
Biotechnology (1.9%)
AbbVie, Inc.	2,727	608,148
Alnylam Pharmaceuticals, Inc. (a)	201	67,950
Amgen, Inc.	820	280,342
Biogen, Inc. (a)	232	41,734
Gilead Sciences, Inc.	1,928	273,680
Incyte Corp. (a)	300	30,021
Insmed, Inc. (a)	279	43,767
Natera, Inc. (a)	211	48,771
Regeneron Pharmaceuticals, Inc.	152	112,700
Vertex Pharmaceuticals, Inc. (a)	405	190,309
		1,697,422
Broadline Retail (4.1%)
Amazon.com, Inc. (a)	14,526	3,476,072
Coupang, Inc. (Korea, Republic of) (a)	1,932	38,949
eBay, Inc.	688	62,759
MercadoLibre, Inc. (a)	74	158,937
		3,736,717
Building Products (0.4%)
Builders FirstSource, Inc. (a)	156	17,846
Carlisle Cos., Inc.	53	18,067
Carrier Global Corp.	1,110	66,134
Johnson Controls International PLC	987	117,710
Lennox International, Inc.	45	22,279
Trane Technologies PLC	351	147,623
		389,659
Capital Markets (3.5%)
Ameriprise Financial, Inc.	160	84,350
ARES Management Corp., Class A	273	40,860
Bank of New York Mellon Corp.	1,064	127,595
Blackrock, Inc.	239	267,427
Blackstone, Inc.	1,137	161,932
Blue Owl Capital, Inc.	735	10,025
Carlyle Group, Inc.	384	22,572
Cboe Global Markets, Inc.	158	41,879
Charles Schwab Corp.	2,683	278,817
CME Group, Inc.	527	152,335
Coinbase Global, Inc., Class A (a)	287	55,890
Goldman Sachs Group, Inc.	465	434,966
Interactive Brokers Group, Inc., Class A	704	52,716
Intercontinental Exchange, Inc.	868	150,841
KKR & Co., Inc.	1,103	126,029
LPL Financial Holdings, Inc.	133	48,478
Moody's Corp.	246	126,828
Morgan Stanley (b)	1,727	315,696
MSCI, Inc.	111	67,623
Nasdaq, Inc.	701	67,920
Northern Trust Corp.	213	31,829
Raymond James Financial, Inc.	290	48,099
Robinhood Markets, Inc., Class A (a)	1,150	114,402
S&P Global, Inc.	470	248,061
State Street Corp.	472	61,766
T. Rowe Price Group, Inc.	380	40,158
TPG, Inc.	156	9,190
Tradeweb Markets, Inc., Class A	139	14,327
		3,202,611
Chemicals (1.0%)
Air Products & Chemicals, Inc.	298	81,205

E*TRADE Trust

First Quarter Report – January 31, 2026 (unaudited)

Portfolio of Investments (cont'd)

E*TRADE No Fee Large Cap Index Fund

	Shares	Value
Chemicals (cont'd)
CF Industries Holdings, Inc.	239	$22,282
Corteva, Inc.	1,060	77,168
Dow, Inc.	954	26,283
DuPont de Nemours, Inc.	870	38,211
Ecolab, Inc.	409	115,334
International Flavors & Fragrances, Inc.	421	29,390
Linde PLC	729	333,131
LyondellBasell Industries NV, Class A	444	21,756
PPG Industries, Inc.	245	28,329
Sherwin-Williams Co.	336	119,159
Solstice Advanced Materials, Inc. (a)	164	10,130
		902,378
Commercial Services & Supplies (0.5%)
Cintas Corp.	552	105,647
Copart, Inc. (a)	1,279	51,902
Republic Services, Inc.	329	70,765
Rollins, Inc.	571	36,167
Veralto Corp.	366	36,227
Waste Management, Inc.	627	139,344
		440,052
Communications Equipment (1.0%)
Arista Networks, Inc. (a)	1,611	228,343
Ciena Corp. (a)	243	61,190
Cisco Systems, Inc.	6,076	475,872
Motorola Solutions, Inc.	273	109,894
Ubiquiti, Inc.	12	6,617
		881,916
Construction & Engineering (0.3%)
Comfort Systems USA, Inc.	56	63,957
EMCOR Group, Inc.	74	53,334
Quanta Services, Inc.	233	110,589
		227,880
Construction Materials (0.3%)
CRH PLC	1,069	130,856
Martin Marietta Materials, Inc.	97	63,239
Vulcan Materials Co.	185	55,600
		249,695
Consumer Finance (0.6%)
American Express Co.	855	301,105
Capital One Financial Corp.	948	207,546
SoFi Technologies, Inc. (a)	1,950	44,480
Synchrony Financial	483	35,080
		588,211
Consumer Staples Distribution & Retail (1.9%)
Costco Wholesale Corp.	682	641,250
Dollar General Corp.	268	38,439
Dollar Tree, Inc. (a)	276	32,455
Kroger Co.	770	48,395
Sysco Corp.	833	69,847
Target Corp.	610	64,337
Walmart, Inc.	6,675	795,259
		1,689,982
Containers & Packaging (0.1%)
Amcor PLC	611	27,037
International Paper Co.	600	24,192
Packaging Corp. of America	145	32,270
Smurfit WestRock PLC	662	27,559
		111,058
Distributors (0.0%)‡
Genuine Parts Co.	161	22,377

Diversified Telecommunication Services (0.8%)
AST SpaceMobile, Inc. (a)(c)	287	31,917
AT&T, Inc.	11,090	290,669
Comcast Corp., Class A	5,386	160,234
Verizon Communications, Inc.	6,452	287,243
		770,063
Electric Utilities (1.4%)
Alliant Energy Corp.	409	26,957
American Electric Power Co., Inc.	874	104,683
Constellation Energy Corp.	499	140,059
Duke Energy Corp.	1,195	145,013
Edison International	570	35,500
Entergy Corp.	633	60,698
Evergy, Inc.	216	16,574
Eversource Energy	425	29,380
Exelon Corp.	1,665	74,559
FirstEnergy Corp.	901	42,653
NextEra Energy, Inc.	3,153	277,149
NRG Energy, Inc.	298	45,484
PG&E Corp.	3,314	51,102
PPL Corp.	895	32,444
Southern Co.	1,739	155,310
Xcel Energy, Inc.	869	66,096
		1,303,661
Electrical Equipment (1.0%)
AMETEK, Inc.	371	83,097
Eaton Corp. PLC	612	215,069
Emerson Electric Co.	889	130,647
GE Vernova, Inc.	423	307,254
Hubbell, Inc.	66	32,204
Rockwell Automation, Inc.	167	70,416
Vertiv Holdings Co., Class A	481	89,553
		928,240
Electronic Equipment, Instruments & Components (0.8%)
Amphenol Corp., Class A	1,890	272,311
CDW Corp.	245	30,966
Corning, Inc.	1,241	128,133
Flex Ltd. (a)	641	40,409
Jabil, Inc.	179	42,457
Keysight Technologies, Inc. (a)	271	58,625
TE Connectivity PLC	475	105,820
Teledyne Technologies, Inc. (a)	80	49,624
Zebra Technologies Corp., Class A (a)	110	25,848
		754,193
Energy Equipment & Services (0.3%)
Baker Hughes Co.	1,623	90,953

E*TRADE Trust

First Quarter Report – January 31, 2026 (unaudited)

Portfolio of Investments (cont'd)

E*TRADE No Fee Large Cap Index Fund

	Shares	Value
Energy Equipment & Services (cont'd)
Halliburton Co.	1,295	$43,408
SLB Ltd.	2,123	102,711
		237,072
Entertainment (1.5%)
Electronic Arts, Inc.	385	78,509
Live Nation Entertainment, Inc. (a)	272	39,562
Netflix, Inc. (a)	6,418	535,839
ROBLOX Corp., Class A (a)	963	63,327
Spotify Technology SA (Sweden) (a)	251	125,588
Take-Two Interactive Software, Inc. (a)	297	65,429
TKO Group Holdings, Inc.	137	27,753
Walt Disney Co.	2,655	299,484
Warner Bros Discovery, Inc. (a)	2,772	76,341
Warner Music Group Corp., Class A	466	13,971
		1,325,803
Financial Services (3.2%)
Affirm Holdings, Inc. (a)	316	19,055
Apollo Global Management, Inc.	689	92,698
Berkshire Hathaway, Inc., Class B (a)	2,100	1,009,113
Block, Inc. (a)	676	40,851
Corpay, Inc. (a)	100	31,463
Fidelity National Information Services, Inc.	783	43,261
Fiserv, Inc. (a)	662	42,189
Global Payments, Inc.	343	24,607
Klarna Group PLC (United Kingdom) (a)	529	12,204
Mastercard, Inc., Class A	1,236	665,944
PayPal Holdings, Inc.	1,342	70,710
Rocket Cos., Inc., Class A	1,399	25,084
Toast, Inc., Class A (a)	863	26,848
Visa, Inc., Class A	2,611	840,298
		2,944,325
Food Products (0.4%)
Archer-Daniels-Midland Co.	661	44,492
General Mills, Inc.	873	40,385
Hershey Co.	239	46,545
Kraft Heinz Co.	1,239	29,414
McCormick & Co., Inc.	306	18,920
Mondelez International, Inc., Class A	1,864	108,988
Tyson Foods, Inc., Class A	457	29,856
		318,600
Gas Utilities (0.1%)
Atmos Energy Corp.	280	46,575

Ground Transportation (0.8%)
CSX Corp.	2,608	98,478
JB Hunt Transport Services, Inc.	92	18,650
Norfolk Southern Corp.	392	114,166
Old Dominion Freight Line, Inc.	292	50,575
Uber Technologies, Inc. (a)	2,983	238,789
Union Pacific Corp.	896	210,650
		731,308
Health Care Equipment & Supplies (1.9%)
Abbott Laboratories	2,690	294,017
Becton Dickinson & Co.	458	93,194
Boston Scientific Corp. (a)	2,301	215,213
Cooper Cos., Inc. (a)	259	21,077
Dexcom, Inc. (a)	530	38,711
Edwards Lifesciences Corp. (a)	978	79,570
GE HealthCare Technologies, Inc.	635	50,146
Hologic, Inc. (a)	284	21,280
IDEXX Laboratories, Inc. (a)	123	82,467
Insulet Corp. (a)	124	31,720
Intuitive Surgical, Inc. (a)	560	282,363
Medtronic PLC	2,029	208,906
ResMed, Inc.	198	51,145
STERIS PLC	128	33,613
Stryker Corp.	544	201,041
Zimmer Biomet Holdings, Inc.	219	19,068
		1,723,531
Health Care Providers & Services (1.5%)
Cardinal Health, Inc.	319	68,547
Cencora, Inc.	265	95,193
Centene Corp. (a)	666	28,851
Cigna Group	375	102,791
CVS Health Corp.	1,951	145,389
Elevance Health, Inc.	356	123,083
HCA Healthcare, Inc.	260	126,950
Humana, Inc.	176	34,355
Labcorp Holdings, Inc.	117	31,768
McKesson Corp.	198	164,580
Quest Diagnostics, Inc.	125	23,379
UnitedHealth Group, Inc.	1,385	397,398
		1,342,284
Health Care REITs (0.3%)
Ventas, Inc. REIT	559	43,418
Welltower, Inc. REIT	1,056	198,908
		242,326
Health Care Technology (0.0%)‡
Veeva Systems, Inc., Class A (a)	208	42,415

Hotels, Restaurants & Leisure (1.8%)
Airbnb, Inc., Class A (a)	545	70,507
Booking Holdings, Inc.	49	245,090
Carnival Corp. (a)	1,439	43,199
Chipotle Mexican Grill, Inc. (a)	1,805	70,160
Darden Restaurants, Inc.	147	29,304
DoorDash, Inc., Class A (a)	541	110,699
DraftKings, Inc., Class A (a)	631	17,359
Expedia Group, Inc.	187	49,525
Flutter Entertainment PLC (a)	235	38,810
Hilton Worldwide Holdings, Inc.	345	102,986
Las Vegas Sands Corp.	403	21,250
Marriott International, Inc., Class A	375	118,238
McDonald's Corp.	1,100	346,500
Royal Caribbean Cruises Ltd.	406	131,808
Starbucks Corp.	1,604	147,488
Viking Holdings Ltd. (a)	255	18,398
Yum! Brands, Inc.	403	62,667
		1,623,988

E*TRADE Trust

First Quarter Report – January 31, 2026 (unaudited)

Portfolio of Investments (cont'd)

E*TRADE No Fee Large Cap Index Fund

	Shares	Value
Household Durables (0.2%)
DR Horton, Inc.	342	$50,903
Garmin Ltd.	247	49,805
Lennar Corp., Class A	220	24,057
Lennar Corp., Class B	197	19,948
NVR, Inc. (a)	4	30,543
PulteGroup, Inc.	342	42,781
		218,037
Household Products (0.8%)
Church & Dwight Co., Inc.	292	28,105
Clorox Co.	152	17,144
Colgate-Palmolive Co.	1,330	120,086
Kimberly-Clark Corp.	581	58,094
Procter & Gamble Co.	3,579	543,185
		766,614
Independent Power & Renewable Electricity Producers (0.1%)
Vistra Corp.	548	86,776

Industrial Conglomerates (0.4%)
3M Co.	816	124,978
Honeywell International, Inc.	996	226,610
		351,588
Industrial REITs (0.2%)
Prologis, Inc. REIT	1,462	190,879

Information Technology Services (1.3%)
Accenture PLC, Class A	1,035	272,867
Amdocs Ltd.	246	20,157
Cloudflare, Inc., Class A (a)	508	90,094
Cognizant Technology Solutions Corp., Class A	848	69,587
CoreWeave, Inc., Class A (a)	431	40,165
Gartner, Inc. (a)	133	27,878
GoDaddy, Inc., Class A (a)	249	25,029
International Business Machines Corp.	1,430	438,581
MongoDB, Inc. (a)	126	46,788
Okta, Inc. (a)	331	27,963
Snowflake, Inc., Class A (a)	529	101,938
VeriSign, Inc.	143	34,925
		1,195,972
Insurance (1.7%)
Aflac, Inc.	669	74,226
Allstate Corp.	433	86,163
American International Group, Inc.	743	55,636
Aon PLC, Class A	294	102,794
Arch Capital Group Ltd. (a)	571	54,839
Arthur J Gallagher & Co.	423	105,483
Brown & Brown, Inc.	430	31,003
Chubb Ltd.	588	182,021
Cincinnati Financial Corp.	260	41,831
Erie Indemnity Co., Class A	38	10,754
Everest Group Ltd.	88	29,153
Hartford Insurance Group, Inc.	381	51,458
Loews Corp.	187	19,742
Markel Group, Inc. (a)	22	44,894
Marsh & McLennan Cos., Inc.	698	131,357
MetLife, Inc.	889	70,124
Principal Financial Group, Inc.	301	28,511
Progressive Corp.	922	191,776
Prudential Financial, Inc.	584	64,888
Ryan Specialty Holdings, Inc.	172	8,304
Travelers Cos., Inc.	351	99,863
W.R. Berkley Corp.	280	19,202
Willis Towers Watson PLC	134	42,541
		1,546,563
Interactive Media & Services (8.7%)
Alphabet, Inc., Class A	8,606	2,908,828
Alphabet, Inc., Class C	7,477	2,531,189
Meta Platforms, Inc., Class A	3,297	2,362,300
Pinterest, Inc., Class A (a)	1,116	24,697
Reddit, Inc., Class A (a)	207	37,316
Snap, Inc., Class A (a)	2,874	19,917
		7,884,247
Life Sciences Tools & Services (0.9%)
Agilent Technologies, Inc.	389	52,068
Danaher Corp.	1,004	219,766
Illumina, Inc. (a)	170	24,618
IQVIA Holdings, Inc. (a)	233	53,625
Mettler-Toledo International, Inc. (a)	37	50,810
Thermo Fisher Scientific, Inc.	571	330,386
Waters Corp. (a)	77	28,545
West Pharmaceutical Services, Inc.	103	23,805
		783,623
Machinery (1.6%)
Caterpillar, Inc.	722	474,614
Cummins, Inc.	217	125,604
Deere & Co.	382	201,696
Dover Corp.	181	36,470
Fortive Corp.	356	18,800
Illinois Tool Works, Inc.	471	123,053
Ingersoll Rand, Inc.	546	47,005
Otis Worldwide Corp.	542	46,298
PACCAR, Inc.	792	97,345
Parker-Hannifin Corp.	197	184,361
Symbotic, Inc. (a)	209	11,363
Westinghouse Air Brake Technologies Corp.	280	64,439
Xylem, Inc.	408	56,251
		1,487,299
Media (0.2%)
Charter Communications, Inc., Class A (a)	137	28,238
EchoStar Corp., Class A (a)	244	27,626
Fox Corp., Class A	324	23,581
Fox Corp., Class B	287	18,818
Omnicom Group, Inc.	345	26,579
Trade Desk, Inc., Class A (a)	637	19,320
Versant Media Group, Inc. (a)	191	6,223
		150,385
Metals & Mining (0.6%)
Anglogold Ashanti PLC (South Africa)	828	76,896
Freeport-McMoRan, Inc.	2,083	125,459
Newmont Corp.	1,722	193,467

E*TRADE Trust

First Quarter Report – January 31, 2026 (unaudited)

Portfolio of Investments (cont'd)

E*TRADE No Fee Large Cap Index Fund

	Shares	Value
Metals & Mining (cont'd)
Nucor Corp.	298	$52,961
Reliance, Inc.	102	33,609
Southern Copper Corp. (Peru)	168	31,974
Steel Dynamics, Inc.	246	44,174
		558,540
Multi-Utilities (0.6%)
Ameren Corp.	369	38,110
CenterPoint Energy, Inc.	958	38,023
CMS Energy Corp.	350	25,021
Consolidated Edison, Inc.	563	60,033
Dominion Energy, Inc.	1,276	76,777
DTE Energy Co.	333	44,749
NiSource, Inc.	589	26,087
Public Service Enterprise Group, Inc.	711	58,558
Sempra	1,092	95,015
WEC Energy Group, Inc.	448	49,580
		511,953
Oil, Gas & Consumable Fuels (3.0%)
Cheniere Energy, Inc.	332	70,225
Chevron Corp.	2,938	519,732
ConocoPhillips	1,931	201,268
Coterra Energy, Inc.	1,336	38,544
Devon Energy Corp.	901	36,229
Diamondback Energy, Inc.	314	51,480
EOG Resources, Inc.	791	88,695
EQT Corp.	1,009	58,250
Expand Energy Corp.	313	35,184
Exxon Mobil Corp.	6,546	925,604
Kinder Morgan, Inc.	2,769	84,427
Marathon Petroleum Corp.	415	73,119
Occidental Petroleum Corp.	1,010	45,844
ONEOK, Inc.	860	68,103
Phillips 66	626	89,869
Targa Resources Corp.	367	73,760
Texas Pacific Land Corp.	107	37,274
Valero Energy Corp.	452	82,006
Venture Global, Inc., Class A (c)	539	5,282
Williams Cos., Inc.	1,968	132,368
		2,717,263
Passenger Airlines (0.2%)
Delta Air Lines, Inc.	926	61,014
Southwest Airlines Co.	751	35,688
United Airlines Holdings, Inc. (a)	560	57,299
		154,001
Personal Care Products (0.1%)
Estee Lauder Cos., Inc., Class A	278	32,048
Kenvue, Inc.	2,511	43,691
		75,739
Pharmaceuticals (3.4%)
Bristol-Myers Squibb Co.	3,022	166,361
Eli Lilly & Co.	1,290	1,337,924
Johnson & Johnson	3,684	837,189
Merck & Co., Inc.	3,849	424,429
Pfizer, Inc.	8,659	228,944
Royalty Pharma PLC, Class A	472	19,673
Zoetis, Inc.	588	73,394
		3,087,914
Professional Services (0.4%)
Automatic Data Processing, Inc.	639	157,718
Broadridge Financial Solutions, Inc.	198	39,028
Equifax, Inc.	155	31,217
Jacobs Solutions, Inc.	162	21,912
Leidos Holdings, Inc.	160	30,125
Paychex, Inc.	404	41,665
SS&C Technologies Holdings, Inc.	253	20,718
TransUnion	269	21,256
Verisk Analytics, Inc.	164	35,663
		399,302
Real Estate Management & Development (0.1%)
CBRE Group, Inc., Class A (a)	500	85,165
CoStar Group, Inc. (a)	692	42,558
		127,723
Residential REITs (0.2%)
AvalonBay Communities, Inc. REIT	174	30,915
Equity Residential REIT	617	38,451
Essex Property Trust, Inc. REIT	125	31,484
Invitation Homes, Inc. REIT	776	20,742
Mid-America Apartment Communities, Inc. REIT	154	20,682
Sun Communities, Inc. REIT	174	22,173
		164,447
Retail REITs (0.2%)
Realty Income Corp. REIT	1,448	88,560
Regency Centers Corp. REIT	163	11,878
Simon Property Group, Inc. REIT	526	100,629
		201,067
Semiconductors & Semiconductor Equipment (14.4%)
Advanced Micro Devices, Inc. (a)	2,485	588,274
Analog Devices, Inc.	766	238,134
Applied Materials, Inc.	1,230	396,454
Astera Labs, Inc. (a)	224	33,739
Broadcom, Inc.	7,069	2,341,960
Credo Technology Group Holding Ltd. (a)	255	31,947
Entegris, Inc.	176	20,780
First Solar, Inc. (a)	175	39,466
Global Foundries, Inc. (a)	321	13,546
Intel Corp. (a)	7,247	336,768
KLA Corp.	201	287,016
Lam Research Corp.	1,935	451,745
Marvell Technology, Inc.	1,347	106,305
Microchip Technology, Inc.	847	64,304
Micron Technology, Inc.	1,724	715,253
Monolithic Power Systems, Inc.	77	86,560
NVIDIA Corp.	34,546	6,602,777
ON Semiconductor Corp. (a)	692	41,444
Qnity Electronics, Inc.	405	38,953
QUALCOMM, Inc.	1,678	254,368

E*TRADE Trust

First Quarter Report – January 31, 2026 (unaudited)

Portfolio of Investments (cont'd)

E*TRADE No Fee Large Cap Index Fund

	Shares	Value
Semiconductors & Semiconductor Equipment (cont'd)
Teradyne, Inc.	258	$62,191
Texas Instruments, Inc.	1,417	305,434
		13,057,418
Software (8.9%)
Adobe, Inc. (a)	663	194,425
AppLovin Corp., Class A (a)	392	185,459
Atlassian Corp., Class A (a)	278	32,854
Autodesk, Inc. (a)	349	88,252
Bentley Systems, Inc., Class B	433	15,207
Cadence Design Systems, Inc. (a)	430	127,435
Circle Internet Group, Inc. (a)	286	18,284
Crowdstrike Holdings, Inc., Class A (a)	384	169,499
Datadog, Inc., Class A (a)	543	70,221
Fair Isaac Corp. (a)	41	59,990
Figma, Inc., Class A (a)	497	12,882
Fortinet, Inc. (a)	1,038	84,348
HubSpot, Inc. (a)	91	25,480
Intuit, Inc.	418	208,548
Microsoft Corp.	10,823	4,657,029
Oracle Corp.	2,554	420,337
Palantir Technologies, Inc., Class A (a)	3,253	476,857
Palo Alto Networks, Inc. (a)	1,048	185,465
PTC, Inc. (a)	205	32,007
Roper Technologies, Inc.	182	67,564
Salesforce, Inc.	1,439	305,485
Samsara, Inc., Class A (a)	678	19,018
ServiceNow, Inc. (a)	1,608	188,152
Strategy, Inc., Class A (a)	453	67,819
Synopsys, Inc. (a)	297	138,139
Trimble, Inc. (a)	424	28,662
Tyler Technologies, Inc. (a)	78	28,813
Workday, Inc., Class A (a)	338	59,363
Zoom Communications, Inc. (a)	465	42,826
Zscaler, Inc. (a)	169	33,802
		8,044,222
Specialized REITs (0.7%)
American Tower Corp. REIT	691	123,883
Crown Castle, Inc. REIT	736	63,892
Digital Realty Trust, Inc. REIT	471	78,162
Equinix, Inc. REIT	146	119,856
Extra Space Storage, Inc. REIT	334	46,082
Iron Mountain, Inc. REIT	502	46,249
Public Storage REIT	207	57,171
SBA Communications Corp. REIT	163	30,010
VICI Properties, Inc. REIT	1,338	37,571
Weyerhaeuser Co. REIT	1,111	28,642
		631,518
Specialty Retail (1.8%)
AutoZone, Inc. (a)	27	100,016
Best Buy Co., Inc.	217	14,127
Carvana Co. (a)	204	81,826
Home Depot, Inc.	1,530	573,123
Lowe's Cos., Inc.	852	227,535
O'Reilly Automotive, Inc. (a)	1,340	131,869
Ross Stores, Inc.	504	95,080
TJX Cos., Inc.	1,753	262,617
Tractor Supply Co.	750	38,160
Ulta Beauty, Inc. (a)	74	47,905
Williams-Sonoma, Inc.	168	34,381
		1,606,639
Tech Hardware, Storage & Peripherals (6.7%)
Apple, Inc.	21,324	5,533,152
Dell Technologies, Inc., Class C	468	53,558
Hewlett Packard Enterprise Co.	2,123	45,687
HP, Inc.	1,830	35,575
IonQ, Inc. (a)(c)	569	22,749
NetApp, Inc.	347	33,433
Pure Storage, Inc., Class A (a)	537	37,343
Seagate Technology Holdings PLC	319	130,053
Super Micro Computer, Inc. (a)	958	27,887
Western Digital Corp.	547	136,876
		6,056,313
Textiles, Apparel & Luxury Goods (0.2%)
Amer Sports, Inc. (Finland) (a)	412	15,092
Deckers Outdoor Corp. (a)	235	28,045
Lululemon Athletica, Inc. (a)	155	27,047
NIKE, Inc., Class B	1,610	99,514
Tapestry, Inc.	271	34,393
		204,091
Tobacco (0.7%)
Altria Group, Inc.	2,678	166,009
Philip Morris International, Inc.	2,389	428,682
		594,691
Trading Companies & Distributors (0.4%)
Fastenal Co.	1,915	83,035
Ferguson Enterprises, Inc.	268	67,659
United Rentals, Inc.	98	76,642
Watsco, Inc.	34	13,139
WW Grainger, Inc.	72	77,756
		318,231
Water Utilities (0.0%)‡
American Water Works Co., Inc.	299	38,610

Wireless Telecommunication Services (0.2%)
T-Mobile U.S., Inc.	751	148,105
Total Common Stocks (Cost $83,553,640)		90,483,007

Short-Term Investments (0.4%)
Investment Company (0.4%)
Morgan Stanley Institutional Liquidity Funds — Government Portfolio — Institutional Class, 3.61% (d) (Cost $400,535)	400,535	400,535

	Shares	Value
Securities held as Collateral on Loaned Securities (0.0%)‡
Investment Company (0.0%)‡
Morgan Stanley Institutional Liquidity Funds — Government Portfolio — Institutional Class, 3.61% (d) (Cost $5,390)	5,390	$5,390
Total Short-Term Investments (Cost $405,925)		405,925
Total Investments (100.2%) (Cost $83,959,565) including $59,948 of Securities Loaned (e)(f)		90,888,932
Liabilities in Excess of Other Assets (–0.2%)		(208,111)
Net Assets (100.0%)		$90,680,821

‡	Amount is less than 0.05%.
(a)	Non-income producing security.
(b)	For the three months ended January 31, 2026, purchases of Morgan Stanley, Common Stock, and its affiliated broker-dealers, which may be deemed affiliates of the Adviser/Administrator and Distributor under the Investment Company Act of 1940, was $54,552.
(c)	All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at January 31, 2026, were approximately $59,948 and $66,372, respectively. The Fund received cash collateral of approximately $5,390, which was subsequently invested in Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class as reported in the Portfolio of Investments. The remaining collateral of approximately $60,982 was received in the form of U.S. Government obligations, which the Fund cannot sell or re-pledge and accordingly are not reflected in the Portfolio of Investments. The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.
(d)	The Funds invest in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities.
(e)	The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Trustees in compliance with Rule 17a-7 under the Act (the "Rule"). As a result of a change in the Rule 2a-5 (aka the “Valuation Rule”), which impacts transactions under Rule 17a-7, a security is an eligible security for purposes of Rule 17a-7 only when there is a “readily available market quotation” for the security. The Fund's Rule 17a-7 policy was amended effective September 8, 2022, to reflect the new requirements of Rule 2a-5. For the three months ended January 31, 2026, the Fund did not engage in any cross-trade transactions.
(f)	At January 31, 2026, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $9,595,532 and the aggregate gross unrealized depreciation is $2,666,165, resulting in net unrealized appreciation of $6,929,367.
REIT	Real Estate Investment Trust.

Portfolio Composition*

Classification	Percentage of Total Investments
Other**	61.3%
Semiconductors & Semiconductor Equipment	14.4
Software	8.9
Interactive Media & Services	8.7
Tech Hardware, Storage & Peripherals	6.7
Total Investments	100.0%

*	Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of January 31, 2026.
**	Industries and/or investment types representing less than 5% of total investments.

E*TRADE Trust

First Quarter Report – January 31, 2026 (unaudited)

Portfolio of Investments

E*TRADE No Fee Total Market Index Fund

	Shares	Value
Common Stocks (99.9%)
Aerospace & Defense (2.5%)
AAR Corp. (a)	27	$2,860
AeroVironment, Inc. (a)	33	9,187
Archer Aviation, Inc., Class A (a)	587	4,221
Astronics Corp. (a)	63	4,772
ATI, Inc. (a)	150	18,045
Axon Enterprise, Inc. (a)	72	34,818
Boeing Co. (a)	758	177,160
BWX Technologies, Inc.	84	17,256
Cadre Holdings, Inc.	11	440
Carpenter Technology Corp.	44	13,985
Curtiss-Wright Corp.	36	23,641
Ducommun, Inc. (a)	7	793
Eve Holding, Inc. (a)	651	2,565
Firefly Aerospace, Inc. (a)	246	6,199
General Dynamics Corp.	225	78,995
General Electric Co.	1,051	322,436
HEICO Corp.	35	11,582
HEICO Corp., Class A	89	22,658
Hexcel Corp.	119	9,854
Howmet Aerospace, Inc.	415	86,353
Huntington Ingalls Industries, Inc.	41	17,241
Karman Holdings, Inc. (a)	62	6,436
Kratos Defense & Security Solutions, Inc. (a)	196	20,190
L3Harris Technologies, Inc.	187	64,113
Leonardo DRS, Inc.	47	1,930
Loar Holdings, Inc. (a)	23	1,577
Lockheed Martin Corp.	231	146,505
Mercury Systems, Inc. (a)	40	3,755
Moog, Inc., Class A	23	7,023
National Presto Industries, Inc.	4	510
Northrop Grumman Corp.	145	100,378
Park Aerospace Corp.	130	3,184
Rocket Lab Corp. (a)	479	38,354
RTX Corp.	1,365	274,269
StandardAero, Inc. (a)	171	5,282
Textron, Inc.	191	16,819
TransDigm Group, Inc.	56	79,942
V2X, Inc. (a)	7	482
VSE Corp.	17	3,716
Woodward, Inc.	72	22,884
		1,662,410
Air Freight & Logistics (0.3%)
CH Robinson Worldwide, Inc.	123	23,979
Expeditors International of Washington, Inc.	117	18,783
FedEx Corp.	208	67,028
GXO Logistics, Inc. (a)	141	7,979
Hub Group, Inc., Class A	50	2,379
Radiant Logistics, Inc. (a)	919	6,185
United Parcel Service, Inc., Class B	725	77,010
		203,343
Automobile Components (0.1%)
Adient PLC (a)	94	1,955
Aptiv PLC (a)	223	16,892
Autoliv, Inc. (Sweden)	59	7,153
BorgWarner, Inc.	235	11,142
Dana, Inc.	117	3,381
Dorman Products, Inc. (a)	31	3,850
Fox Factory Holding Corp. (a)	17	313
Garrett Motion, Inc. (Switzerland)	39	704
Gentex Corp.	165	3,797
Gentherm, Inc. (a)	100	3,196
Goodyear Tire & Rubber Co. (a)	169	1,590
LCI Industries	25	3,667
Lear Corp.	48	5,620
Patrick Industries, Inc.	19	2,397
Phinia, Inc.	37	2,633
QuantumScape Corp. (a)	422	3,735
Standard Motor Products, Inc.	46	1,837
Visteon Corp.	44	3,998
XPEL, Inc. (a)	13	670
		78,530
Automobiles (2.1%)
Ford Motor Co.	3,956	54,909
General Motors Co.	997	83,748
Harley-Davidson, Inc.	77	1,525
Lucid Group, Inc. (a)(b)	517	5,723
Rivian Automotive, Inc., Class A (a)	806	11,888
Tesla, Inc. (a)	2,911	1,252,924
Thor Industries, Inc.	36	4,027
Winnebago Industries, Inc.	69	3,168
		1,417,912
Banks (3.8%)
1st Source Corp.	6	404
Amalgamated Financial Corp.	13	505
Amerant Bancorp, Inc.	19	412
Ameris Bancorp	32	2,580
Arrow Financial Corp.	59	1,995
Associated Banc-Corp.	18	491
Atlantic Union Bankshares Corp.	55	2,136
Axos Financial, Inc. (a)	36	3,564
Banc of California, Inc.	119	2,378
BancFirst Corp.	15	1,649
Bancorp, Inc. (a)	30	1,783
Bank First Corp.	4	558
Bank of America Corp.	6,317	336,064
Bank of Hawaii Corp.	5	374
Bank of Marin Bancorp	84	2,255
Bank of NT Butterfield & Son Ltd. (Bermuda)	44	2,279
Bank OZK	68	3,234
BankUnited, Inc.	109	5,174
Banner Corp.	6	371
Bar Harbor Bankshares	167	5,663
Beacon Financial Corp.	166	4,706
Blue Foundry Bancorp (a)	193	2,538
BOK Financial Corp.	41	5,328
Burke & Herbert Financial Services Corp.	7	458

E*TRADE Trust
First Quarter Report – January 31, 2026 (unaudited)
Portfolio of Investments (cont'd)
E*TRADE No Fee Total Market Index Fund

	Shares	Value
Banks (cont'd)
Business First Bancshares, Inc.	16	$451
Byline Bancorp, Inc.	87	2,778
Cadence Bank	133	5,601
Camden National Corp.	50	2,379
Capital Bancorp, Inc.	59	1,813
Capital City Bank Group, Inc.	66	2,756
Capitol Federal Financial, Inc.	309	2,250
Cathay General Bancorp	10	512
Central Pacific Financial Corp.	87	2,834
Citigroup, Inc.	1,790	207,121
Citizens Financial Group, Inc.	382	24,058
City Holding Co.	3	369
CNB Financial Corp.	67	1,856
Coastal Financial Corp. (a)	4	383
Colony Bankcorp, Inc.	360	7,006
Columbia Banking System, Inc.	344	10,127
Columbia Financial, Inc. (a)	175	2,847
Comerica, Inc.	74	6,562
Commerce Bancshares, Inc.	193	10,181
Community Trust Bancorp, Inc.	7	432
ConnectOne Bancorp, Inc.	17	453
Cullen/Frost Bankers, Inc.	48	6,615
Customers Bancorp, Inc. (a)	8	632
CVB Financial Corp.	348	6,859
Dime Community Bancshares, Inc.	14	476
East West Bancorp, Inc.	131	14,992
Eastern Bankshares, Inc.	318	6,514
Enterprise Financial Services Corp.	7	401
Equity Bancshares, Inc., Class A	10	461
Esquire Financial Holdings, Inc.	33	3,519
Farmers & Merchants Bancorp, Inc.	117	3,139
FB Financial Corp.	48	2,761
Fifth Third Bancorp	796	39,975
First BanCorp (Puerto Rico)	328	7,255
First Bancorp/Southern Pines NC	38	2,201
First Busey Corp.	18	444
First Citizens BancShares, Inc., Class A	9	18,626
First Commonwealth Financial Corp.	25	451
First Community Bankshares, Inc.	82	2,954
First Financial Bancorp	204	5,863
First Financial Bankshares, Inc.	82	2,609
First Financial Corp.	8	521
First Hawaiian, Inc.	82	2,177
First Horizon Corp.	528	12,931
First Interstate BancSystem, Inc., Class A	62	2,199
First Merchants Corp.	10	398
First Mid Bancshares, Inc.	11	463
Five Star Bancorp	14	555
Flagstar Bank NA	246	3,252
FNB Corp.	141	2,475
Fulton Financial Corp.	23	475
German American Bancorp, Inc.	48	2,019
Glacier Bancorp, Inc.	64	3,244
Great Southern Bancorp, Inc.	7	430
Hancock Whitney Corp.	8	550
Hanmi Financial Corp.	80	2,126
HBT Financial, Inc.	17	459
Heritage Commerce Corp.	376	4,787
Heritage Financial Corp.	17	439
Hilltop Holdings, Inc.	58	2,172
Home BancShares, Inc.	83	2,399
HomeTrust Bancshares, Inc.	11	474
Hope Bancorp, Inc.	636	7,619
Horizon Bancorp, Inc.	407	7,171
Huntington Bancshares, Inc.	1,619	28,300
Independent Bank Corp.	216	7,911
International Bancshares Corp.	6	418
JPMorgan Chase & Co.	2,735	836,609
KeyCorp	910	19,583
Lakeland Financial Corp.	7	417
Live Oak Bancshares, Inc.	15	599
M&T Bank Corp.	123	27,253
Mercantile Bank Corp.	68	3,535
Metrocity Bankshares, Inc.	70	1,972
Metropolitan Bank Holding Corp.	7	648
Mid Penn Bancorp, Inc.	167	5,509
MidWestOne Financial Group, Inc.	63	2,918
MVB Financial Corp.	181	5,111
National Bank Holdings Corp., Class A	80	3,214
NB Bancorp, Inc.	105	2,281
NBT Bancorp, Inc.	9	400
Nicolet Bankshares, Inc.	3	438
Northeast Bank	18	2,074
Northeast Community Bancorp, Inc.	243	5,735
Northfield Bancorp, Inc.	170	2,094
Northwest Bancshares, Inc.	144	1,855
OceanFirst Financial Corp.	24	450
OFG Bancorp (Puerto Rico)	10	403
Old National Bancorp	347	8,477
Old Second Bancorp, Inc.	144	2,857
Origin Bancorp, Inc.	12	514
Orrstown Financial Services, Inc.	13	468
Park National Corp.	16	2,607
Parke Bancorp, Inc.	218	5,954
Pathward Financial, Inc.	27	2,438
Peoples Bancorp, Inc.	13	423
Pinnacle Financial Partners, Inc.	152	14,454
PNC Financial Services Group, Inc.	391	87,310
Popular, Inc. (Puerto Rico)	39	5,208
Preferred Bank	21	1,801
Prosperity Bancshares, Inc.	76	5,245
Provident Financial Services, Inc.	396	8,767
QCR Holdings, Inc.	5	451
Regions Financial Corp.	747	21,290
Renasant Corp.	53	1,999
Republic Bancorp, Inc., Class A	5	363
S&T Bancorp, Inc.	10	426

E*TRADE Trust
First Quarter Report – January 31, 2026 (unaudited)
Portfolio of Investments (cont'd)
E*TRADE No Fee Total Market Index Fund

	Shares	Value
Banks (cont'd)
Seacoast Banking Corp. of Florida	68	$2,274
ServisFirst Bancshares, Inc.	57	4,665
Shore Bancshares, Inc.	132	2,504
Sierra Bancorp	114	4,037
Simmons First National Corp., Class A	371	7,542
SmartFinancial, Inc.	171	6,826
Southern Missouri Bancorp, Inc.	7	438
Southside Bancshares, Inc.	13	418
Southstate Bank Corp.	50	5,117
Stellar Bancorp, Inc.	14	520
Stock Yards Bancorp, Inc.	25	1,692
Texas Capital Bancshares, Inc. (a)	39	3,946
TFS Financial Corp.	140	1,971
Tompkins Financial Corp.	6	481
Towne Bank	55	1,925
TriCo Bancshares	9	448
Triumph Financial, Inc. (a)	7	442
Truist Financial Corp.	1,366	70,240
TrustCo Bank Corp.	88	3,819
Trustmark Corp.	11	468
U.S. Bancorp	1,535	86,129
UMB Financial Corp.	80	10,171
United Bankshares, Inc.	52	2,201
United Community Banks, Inc.	65	2,238
Univest Financial Corp.	13	431
Valley National Bancorp	324	4,037
WaFd, Inc.	63	2,055
Washington Trust Bancorp, Inc.	98	3,368
Webster Financial Corp.	125	8,221
Wells Fargo & Co.	3,133	283,505
WesBanco, Inc.	13	459
Westamerica BanCorp	52	2,630
Western Alliance Bancorp	114	10,163
Wintrust Financial Corp.	68	10,029
WSFS Financial Corp.	63	4,078
Zions Bancorp NA	115	6,890
		2,552,907
Beverages (1.0%)
Boston Beer Co., Inc., Class A (a)	14	2,991
Brown-Forman Corp., Class A	65	1,809
Brown-Forman Corp., Class B	261	7,144
Celsius Holdings, Inc. (a)	234	12,280
Coca-Cola Co.	3,893	291,235
Coca-Cola Consolidated, Inc.	40	6,082
Constellation Brands, Inc., Class A	144	22,565
Keurig Dr. Pepper, Inc.	1,204	33,038
MGP Ingredients, Inc.	12	299
Molson Coors Beverage Co., Class B	108	5,188
Monster Beverage Corp. (a)	663	53,544
National Beverage Corp. (a)	8	273
PepsiCo, Inc.	1,358	208,629
Primo Brands Corp.	188	3,561
Vita Coco Co., Inc. (a)	48	2,561
		651,199
Biotechnology (2.3%)
AbbVie, Inc.	1,785	398,073
ACADIA Pharmaceuticals, Inc. (a)	98	2,463
ADMA Biologics, Inc. (a)	130	2,249
Agios Pharmaceuticals, Inc. (a)	55	1,509
Alkermes PLC (a)	104	3,525
Alnylam Pharmaceuticals, Inc. (a)	131	44,286
Amgen, Inc.	536	183,248
Amicus Therapeutics, Inc. (a)	294	4,201
Anavex Life Sciences Corp. (a)	40	188
Apellis Pharmaceuticals, Inc. (a)	80	1,806
Apogee Therapeutics, Inc. (a)	47	3,079
Arcellx, Inc. (a)	34	2,323
Arcus Biosciences, Inc. (a)	46	968
Arcutis Biotherapeutics, Inc. (a)	112	2,841
Ardelyx, Inc. (a)	82	631
Arrowhead Pharmaceuticals, Inc. (a)	124	8,597
ARS Pharmaceuticals, Inc. (a)(b)	26	260
Aura Biosciences, Inc. (a)	407	2,279
Avidity Biosciences, Inc. (a)	136	9,870
Beam Therapeutics, Inc. (a)	91	2,513
BioCryst Pharmaceuticals, Inc. (a)	248	1,632
Biogen, Inc. (a)	161	28,962
Biohaven Ltd. (a)	127	1,502
BioMarin Pharmaceutical, Inc. (a)	147	8,311
Bridgebio Pharma, Inc. (a)	131	10,122
CareDx, Inc. (a)	19	390
Caris Life Sciences, Inc. (a)	220	5,095
Catalyst Pharmaceuticals, Inc. (a)	88	2,138
Celcuity, Inc. (a)	54	5,909
Celldex Therapeutics, Inc. (a)	253	6,224
CG oncology, Inc. (a)	59	3,071
Cogent Biosciences, Inc. (a)	154	5,530
Cytokinetics, Inc. (a)	115	7,267
Day One Biopharmaceuticals, Inc. (a)	51	569
Denali Therapeutics, Inc. (a)	383	8,326
Disc Medicine, Inc. (a)	10	773
Dynavax Technologies Corp. (a)	187	2,896
Dyne Therapeutics, Inc. (a)	192	3,435
Exact Sciences Corp. (a)	201	20,570
Exelixis, Inc. (a)	334	13,814
Geron Corp. (a)	265	363
Gilead Sciences, Inc.	1,245	176,728
GRAIL, Inc. (a)	38	3,717
Halozyme Therapeutics, Inc. (a)	108	7,745
Ideaya Biosciences, Inc. (a)	100	3,219
ImmunityBio, Inc. (a)(b)	140	875
Immunome, Inc. (a)	281	6,918
Immunovant, Inc. (a)	150	3,900
Incyte Corp. (a)	193	19,314
Insmed, Inc. (a)	214	33,570

E*TRADE Trust
First Quarter Report – January 31, 2026 (unaudited)
Portfolio of Investments (cont'd)
E*TRADE No Fee Total Market Index Fund

	Shares	Value
Biotechnology (cont'd)
Intellia Therapeutics, Inc. (a)(b)	51	$671
Ionis Pharmaceuticals, Inc. (a)	205	16,947
Iovance Biotherapeutics, Inc. (a)	112	286
Janux Therapeutics, Inc. (a)	13	178
Krystal Biotech, Inc. (a)	27	7,539
Kura Oncology, Inc. (a)	467	3,792
Kymera Therapeutics, Inc. (a)	47	3,416
Madrigal Pharmaceuticals, Inc. (a)	15	7,340
MannKind Corp. (a)	351	2,029
MiMedx Group, Inc. (a)	50	256
Mineralys Therapeutics, Inc. (a)	28	865
Mirum Pharmaceuticals, Inc. (a)	34	3,509
Moderna, Inc. (a)	420	18,509
MoonLake Immunotherapeutics (a)	10	157
Myriad Genetics, Inc. (a)	43	242
Natera, Inc. (a)	140	32,360
Neurocrine Biosciences, Inc. (a)	98	13,334
Novavax, Inc. (a)(b)	63	557
Nurix Therapeutics, Inc. (a)	219	3,618
Nuvalent, Inc., Class A (a)	93	9,569
Praxis Precision Medicines, Inc. (a)	25	7,850
Protagonist Therapeutics, Inc. (a)	118	9,652
PTC Therapeutics, Inc. (a)	86	6,496
Recursion Pharmaceuticals, Inc., Class A (a)(b)	390	1,634
Regeneron Pharmaceuticals, Inc.	103	76,369
Revolution Medicines, Inc. (a)	209	20,263
Rhythm Pharmaceuticals, Inc. (a)	101	10,355
Sarepta Therapeutics, Inc. (a)	110	2,237
Scholar Rock Holding Corp. (a)	48	2,128
Soleno Therapeutics, Inc. (a)	71	2,738
Spyre Therapeutics, Inc. (a)	134	4,285
Summit Therapeutics, Inc. (a)	77	1,115
Syndax Pharmaceuticals, Inc. (a)	179	3,635
TG Therapeutics, Inc. (a)	104	3,061
Travere Therapeutics, Inc. (a)	86	2,674
Twist Bioscience Corp. (a)	52	2,136
Ultragenyx Pharmaceutical, Inc. (a)	97	2,335
United Therapeutics Corp. (a)	43	20,188
Vaxcyte, Inc. (a)	139	7,446
Vera Therapeutics, Inc. (a)	16	692
Veracyte, Inc. (a)	67	2,551
Vericel Corp. (a)	55	1,979
Vertex Pharmaceuticals, Inc. (a)	262	123,114
Viking Therapeutics, Inc. (a)(b)	84	2,439
Vir Biotechnology, Inc. (a)	65	484
Viridian Therapeutics, Inc. (a)	117	3,861
Zymeworks, Inc. (a)	151	3,402
		1,518,087
Broadline Retail (3.6%)
Amazon.com, Inc. (a)	9,589	2,294,648
Coupang, Inc. (Korea, Republic of) (a)	1,064	21,450
Dillard's, Inc., Class A	7	4,253
eBay, Inc.	460	41,961
Etsy, Inc. (a)	89	4,713
Groupon, Inc. (a)(b)	20	283
Kohl's Corp.	50	874
Macy's, Inc.	158	3,163
Ollie's Bargain Outlet Holdings, Inc. (a)	52	5,736
Savers Value Village, Inc. (a)	41	425
		2,377,506
Building Products (0.6%)
A.O. Smith Corp.	148	10,877
AAON, Inc.	50	4,553
Advanced Drainage Systems, Inc.	75	11,403
Allegion PLC	93	15,381
American Woodmark Corp. (a)	6	356
Apogee Enterprises, Inc.	7	260
Armstrong World Industries, Inc.	30	5,512
AZZ, Inc.	18	2,237
Builders FirstSource, Inc. (a)	104	11,898
Carlisle Cos., Inc.	43	14,658
Carrier Global Corp.	705	42,004
CSW Industrials, Inc.	15	4,050
Fortune Brands Innovations, Inc.	90	4,869
Gibraltar Industries, Inc. (a)	133	6,818
Griffon Corp.	25	2,036
Hayward Holdings, Inc. (a)	132	2,130
Janus International Group, Inc. (a)	54	370
Johnson Controls International PLC	648	77,281
Lennox International, Inc.	32	15,843
Masco Corp.	212	14,011
Masterbrand, Inc. (a)	175	2,121
Modine Manufacturing Co. (a)	47	8,679
Owens Corning	51	6,112
Quanex Building Products Corp.	20	374
Resideo Technologies, Inc. (a)	86	2,946
Simpson Manufacturing Co., Inc.	26	4,596
Tecnoglass, Inc.	5	245
Trane Technologies PLC	222	93,369
Trex Co., Inc. (a)	255	10,562
UFP Industries, Inc.	27	2,789
Zurn Elkay Water Solutions Corp.	137	6,317
		384,657
Capital Markets (3.4%)
Acadian Asset Management, Inc.	45	2,494
Affiliated Managers Group, Inc.	16	5,010
Ameriprise Financial, Inc.	88	46,393
ARES Management Corp., Class A	226	33,825
Artisan Partners Asset Management, Inc., Class A	10	445
Bank of New York Mellon Corp.	709	85,023
BGC Group, Inc., Class A	501	4,564
Blackrock, Inc.	149	166,722
Blackstone, Inc.	731	104,109
Blue Owl Capital, Inc.	849	11,580
Carlyle Group, Inc.	220	12,932
Cboe Global Markets, Inc.	93	24,651

E*TRADE Trust
First Quarter Report – January 31, 2026 (unaudited)
Portfolio of Investments (cont'd)
E*TRADE No Fee Total Market Index Fund

	Shares	Value
Capital Markets (cont'd)
Charles Schwab Corp.	1,725	$179,262
CME Group, Inc.	373	107,819
Cohen & Steers, Inc.	5	321
Coinbase Global, Inc., Class A (a)	240	46,738
Diamond Hill Investment Group, Inc.	19	3,256
DigitalBridge Group, Inc.	177	2,724
Donnelley Financial Solutions, Inc. (a)	84	4,347
Evercore, Inc., Class A	38	13,424
FactSet Research Systems, Inc.	53	13,481
Federated Hermes, Inc.	42	2,238
Franklin Resources, Inc.	536	14,268
GCM Grosvenor, Inc., Class A	28	317
Goldman Sachs Group, Inc.	298	278,752
Hamilton Lane, Inc., Class A	41	5,791
Houlihan Lokey, Inc.	61	10,268
Interactive Brokers Group, Inc., Class A	393	29,428
Intercontinental Exchange, Inc.	572	99,402
Invesco Ltd.	391	10,670
Janus Henderson Group PLC	148	7,123
Jefferies Financial Group, Inc.	183	11,196
KKR & Co., Inc.	651	74,383
Lazard, Inc.	45	2,417
LPL Financial Holdings, Inc.	74	26,973
MarketAxess Holdings, Inc.	27	4,569
Miami International Holdings, Inc. (a)	115	4,799
Moelis & Co., Class A	40	2,867
Moody's Corp.	149	76,819
Morgan Stanley (c)	1,097	200,532
Morningstar, Inc.	12	2,425
MSCI, Inc.	79	48,128
Nasdaq, Inc.	488	47,282
Northern Trust Corp.	163	24,357
Oppenheimer Holdings, Inc., Class A	7	588
P10, Inc., Class A	155	1,671
Patria Investments Ltd., Class A (Cayman Islands)	34	497
Perella Weinberg Partners	162	3,614
Piper Sandler Cos.	32	11,083
PJT Partners, Inc., Class A	16	2,769
Raymond James Financial, Inc.	181	30,021
Robinhood Markets, Inc., Class A (a)	755	75,107
S&P Global, Inc.	309	163,087
SEI Investments Co.	41	3,602
State Street Corp.	255	33,369
StepStone Group, Inc., Class A	78	5,514
Stifel Financial Corp.	99	12,207
StoneX Group, Inc. (a)	35	3,929
T. Rowe Price Group, Inc.	244	25,786
TPG, Inc.	145	8,542
Tradeweb Markets, Inc., Class A	93	9,586
Victory Capital Holdings, Inc., Class A	29	2,045
Virtu Financial, Inc., Class A	40	1,660
Virtus Investment Partners, Inc.	3	490
WisdomTree, Inc. (b)	195	3,159
		2,252,450
Chemicals (1.1%)
AdvanSix, Inc.	17	269
Air Products & Chemicals, Inc.	218	59,405
Albemarle Corp.	109	18,599
Ashland, Inc.	86	5,260
Avient Corp.	56	2,024
Axalta Coating Systems Ltd. (a)	230	7,723
Balchem Corp.	21	3,574
Cabot Corp.	26	1,877
Celanese Corp.	94	4,177
CF Industries Holdings, Inc.	180	16,781
Chemours Co.	156	2,338
Corteva, Inc.	662	48,194
Dow, Inc.	753	20,745
DuPont de Nemours, Inc.	469	20,598
Eastman Chemical Co.	174	12,062
Ecolab, Inc.	268	75,573
Ecovyst, Inc. (a)	61	647
Element Solutions, Inc.	146	4,249
Hawkins, Inc.	13	1,693
HB Fuller Co.	30	1,803
Huntsman Corp.	139	1,504
Ingevity Corp. (a)	38	2,500
Innospec, Inc.	4	327
International Flavors & Fragrances, Inc.	260	18,151
Koppers Holdings, Inc.	121	3,565
Kronos Worldwide, Inc.	51	268
Linde PLC	468	213,862
LyondellBasell Industries NV, Class A	247	12,103
Minerals Technologies, Inc.	6	395
Mosaic Co.	243	6,682
NewMarket Corp.	5	3,354
Olin Corp.	81	1,686
Orion SA (Germany)	31	192
Perimeter Solutions, Inc. (a)	106	2,772
PPG Industries, Inc.	236	27,289
PureCycle Technologies, Inc. (a)	58	554
Quaker Chemical Corp.	3	461
RPM International, Inc.	91	9,733
Scotts Miracle-Gro Co.	29	1,862
Sensient Technologies Corp.	34	3,214
Sherwin-Williams Co.	216	76,602
Stepan Co.	52	2,996
Tronox Holdings PLC	68	412
Westlake Corp.	33	2,618
		700,693
Commercial Services & Supplies (0.5%)
ABM Industries, Inc.	39	1,795
ACV Auctions, Inc., Class A (a)	135	1,054
Brady Corp., Class A	54	4,669
BrightView Holdings, Inc. (a)	411	5,491

E*TRADE Trust
First Quarter Report – January 31, 2026 (unaudited)
Portfolio of Investments (cont'd)
E*TRADE No Fee Total Market Index Fund

	Shares	Value
Commercial Services & Supplies (cont'd)
Brink's Co.	42	$5,336
Casella Waste Systems, Inc., Class A (a)	43	4,338
Cimpress PLC (Ireland) (a)	39	3,084
Cintas Corp.	328	62,776
Clean Harbors, Inc. (a)	42	10,916
Copart, Inc. (a)	831	33,722
CoreCivic, Inc. (a)	90	1,668
Deluxe Corp.	24	634
Ennis, Inc.	197	3,839
GEO Group, Inc. (a)	121	1,934
Healthcare Services Group, Inc. (a)	35	659
HNI Corp.	8	382
Interface, Inc.	91	2,864
Liquidity Services, Inc. (a)	11	352
MillerKnoll, Inc.	22	442
MSA Safety, Inc.	36	6,377
OPENLANE, Inc. (a)	79	2,373
Pitney Bowes, Inc.	169	1,763
Republic Services, Inc.	223	47,965
Rollins, Inc.	309	19,572
Tetra Tech, Inc.	201	7,570
UniFirst Corp.	11	2,365
Veralto Corp.	215	21,281
Vestis Corp.	43	281
Waste Management, Inc.	410	91,118
		346,620
Communications Equipment (1.0%)
ADTRAN Holdings, Inc. (a)	317	2,923
Arista Networks, Inc. (a)	1,069	151,520
Calix, Inc. (a)	42	1,876
Ciena Corp. (a)	138	34,750
Cisco Systems, Inc.	3,978	311,557
Digi International, Inc. (a)	71	3,058
Extreme Networks, Inc. (a)	114	1,662
F5, Inc. (a)	69	19,017
Harmonic, Inc. (a)	187	1,818
Lumentum Holdings, Inc. (a)	81	31,739
Motorola Solutions, Inc.	170	68,432
NETGEAR, Inc. (a)	16	334
NetScout Systems, Inc. (a)	76	2,113
Ondas, Inc. (a)(b)	580	6,009
Ribbon Communications, Inc. (a)	99	259
Viasat, Inc. (a)	92	4,156
Viavi Solutions, Inc. (a)	200	4,892
Vistance Networks, Inc. (a)	233	4,194
		650,309
Construction & Engineering (0.4%)
AECOM	163	15,718
API Group Corp. (a)	260	10,808
Arcosa, Inc.	22	2,518
Argan, Inc.	9	3,124
Centuri Holdings, Inc. (a)	21	580
Comfort Systems USA, Inc.	36	41,116
Construction Partners, Inc., Class A (a)	29	3,187
Dycom Industries, Inc. (a)	25	9,110
EMCOR Group, Inc.	43	30,991
Everus Construction Group, Inc. (a)	32	2,832
Fluor Corp. (a)	205	9,469
Granite Construction, Inc.	26	3,139
Great Lakes Dredge & Dock Corp. (a)	39	584
IES Holdings, Inc. (a)	20	7,606
Limbach Holdings, Inc. (a)	5	430
MasTec, Inc. (a)	67	16,112
MYR Group, Inc. (a)	12	3,000
Primoris Services Corp.	44	6,523
Quanta Services, Inc.	154	73,093
Sterling Infrastructure, Inc. (a)	28	10,021
Tutor Perini Corp.	42	3,313
Valmont Industries, Inc.	11	4,901
WillScot Holdings Corp.	184	3,686
		261,861
Construction Materials (0.3%)
CRH PLC	694	84,953
Eagle Materials, Inc.	33	6,726
Knife River Corp. (a)	32	2,149
Martin Marietta Materials, Inc.	68	44,333
U.S. Lime & Minerals, Inc.	4	482
Vulcan Materials Co.	141	42,376
		181,019
Consumer Finance (0.7%)
Ally Financial, Inc.	347	14,671
American Express Co.	546	192,285
Atlanticus Holdings Corp. (a)	7	361
Bread Financial Holdings, Inc.	32	2,321
Capital One Financial Corp.	636	139,239
Credit Acceptance Corp. (a)(b)	4	1,993
Dave, Inc. (a)	15	2,455
Encore Capital Group, Inc. (a)	47	2,594
Enova International, Inc. (a)	17	2,808
EZCORP, Inc., Class A (a)	22	472
Figure Technology Solutions, Inc., Class A (a)	148	8,418
FirstCash Holdings, Inc.	47	8,014
LendingClub Corp. (a)	129	2,181
Navient Corp.	31	304
Nelnet, Inc., Class A	15	1,979
NerdWallet, Inc., Class A (a)	42	507
OneMain Holdings, Inc.	97	6,357
PRA Group, Inc. (a)	21	269
PROG Holdings, Inc.	14	454
SLM Corp.	158	4,290
SoFi Technologies, Inc. (a)	1,255	28,627
Synchrony Financial	394	28,616
Upstart Holdings, Inc. (a)	48	1,884
World Acceptance Corp. (a)	3	364
		451,463
Consumer Staples Distribution & Retail (1.8%)
Albertsons Cos., Inc., Class A	319	5,311

E*TRADE Trust
First Quarter Report – January 31, 2026 (unaudited)
Portfolio of Investments (cont'd)
E*TRADE No Fee Total Market Index Fund

	Shares	Value
Consumer Staples Distribution & Retail (cont'd)
Andersons, Inc.	49	$3,037
BJ's Wholesale Club Holdings, Inc. (a)	107	9,891
Casey's General Stores, Inc.	32	19,408
Chefs' Warehouse, Inc. (a)	31	1,950
Costco Wholesale Corp.	439	412,770
Dollar General Corp.	246	35,284
Dollar Tree, Inc. (a)	200	23,518
Grocery Outlet Holding Corp. (a)	116	1,105
Ingles Markets, Inc., Class A	5	374
Kroger Co.	560	35,196
Maplebear, Inc. (a)	142	5,277
Natural Grocers by Vitamin Cottage, Inc.	8	219
Performance Food Group Co. (a)	175	16,704
PriceSmart, Inc.	17	2,418
Sprouts Farmers Market, Inc. (a)	72	5,105
Sysco Corp.	491	41,170
Target Corp.	493	51,997
U.S. Foods Holding Corp. (a)	236	19,734
United Natural Foods, Inc. (a)	79	2,941
Village Super Market, Inc., Class A	10	357
Walmart, Inc.	4,381	521,952
Weis Markets, Inc.	4	285
		1,216,003
Containers & Packaging (0.2%)
Amcor PLC	483	21,373
AptarGroup, Inc.	64	7,997
Ardagh Metal Packaging SA	547	2,401
Avery Dennison Corp.	87	16,139
Ball Corp.	245	13,933
Crown Holdings, Inc.	136	14,237
Graphic Packaging Holding Co.	257	3,765
Greif, Inc., Class A	69	4,873
International Paper Co.	511	20,604
O-I Glass, Inc. (a)	145	2,216
Packaging Corp. of America	82	18,249
Sealed Air Corp.	205	8,585
Silgan Holdings, Inc.	109	4,703
Smurfit WestRock PLC	525	21,856
Sonoco Products Co.	46	2,208
TriMas Corp.	17	591
		163,730
Distributors (0.1%)
Genuine Parts Co.	143	19,875
Gold.com, Inc.	16	830
LKQ Corp.	392	12,877
Pool Corp.	53	13,467
		47,049
Diversified Consumer Services (0.1%)
ADT, Inc.	399	3,192
Adtalem Global Education, Inc. (a)	41	4,246
Bright Horizons Family Solutions, Inc. (a)	58	5,373
Carriage Services, Inc.	90	3,862
Coursera, Inc. (a)	51	309
Driven Brands Holdings, Inc. (a)	22	342
Duolingo, Inc. (a)	29	3,888
Frontdoor, Inc. (a)	76	4,492
Graham Holdings Co., Class B	1	1,167
Grand Canyon Education, Inc. (a)	25	4,346
H&R Block, Inc.	112	4,418
KinderCare Learning Cos., Inc. (a)	33	154
Laureate Education, Inc. (a)	81	2,778
Liberty Live Holdings, Inc., Class A (a)	89	7,159
Liberty Live Holdings, Inc., Class C (a)	45	3,716
Lincoln Educational Services Corp. (a)	21	560
Matthews International Corp., Class A	18	473
Mister Car Wash, Inc. (a)	47	261
OneSpaWorld Holdings Ltd. (Bahamas)	21	413
Perdoceo Education Corp.	57	1,826
Service Corp. International	100	8,043
Strategic Education, Inc.	22	1,870
Stride, Inc. (a)	89	7,529
Udemy, Inc. (a)	55	265
		70,682
Diversified REITs (0.1%)
Alexander & Baldwin, Inc. REIT	236	4,895
Alpine Income Property Trust, Inc. REIT	114	2,009
American Assets Trust, Inc. REIT	19	343
Armada Hoffler Properties, Inc. REIT	53	369
Broadstone Net Lease, Inc. REIT	294	5,442
CTO Realty Growth, Inc. REIT	111	1,973
Essential Properties Realty Trust, Inc. REIT	99	3,006
Gladstone Commercial Corp. REIT	145	1,689
Global Net Lease, Inc. REIT	257	2,431
WP Carey, Inc. REIT	227	15,833
		37,990
Diversified Telecommunication Services (0.8%)
Anterix, Inc. (a)	11	289
AST SpaceMobile, Inc. (a)(b)	206	22,909
AT&T, Inc.	7,054	184,885
Cogent Communications Holdings, Inc.	142	3,451
Comcast Corp., Class A	3,495	103,976
Globalstar, Inc. (a)	55	3,389
IDT Corp., Class B	54	2,626
Iridium Communications, Inc.	60	1,195
Liberty Latin America Ltd., Class A (Puerto Rico) (a)	65	502
Liberty Latin America Ltd., Class C (Puerto Rico) (a)	261	2,031
Lumen Technologies, Inc. (a)	882	7,779
Shenandoah Telecommunications Co.	28	332
Uniti Group, Inc.	458	3,811
Verizon Communications, Inc.	4,178	186,005
		523,180
Electric Utilities (1.4%)
Alliant Energy Corp.	283	18,653
American Electric Power Co., Inc.	549	65,756
Constellation Energy Corp.	314	88,133

E*TRADE Trust
First Quarter Report – January 31, 2026 (unaudited)
Portfolio of Investments (cont'd)
E*TRADE No Fee Total Market Index Fund

	Shares	Value
Electric Utilities (cont'd)
Duke Energy Corp.	732	$88,828
Edison International	409	25,473
Entergy Corp.	429	41,137
Evergy, Inc.	260	19,950
Eversource Energy	454	31,385
Exelon Corp.	1,148	51,407
FirstEnergy Corp.	580	27,457
Hawaiian Electric Industries, Inc. (a)	474	7,262
IDACORP, Inc.	55	7,303
MGE Energy, Inc.	25	1,997
NextEra Energy, Inc.	2,089	183,623
NRG Energy, Inc.	196	29,915
OGE Energy Corp.	283	12,361
Oklo, Inc. (a)	106	8,440
Otter Tail Corp.	23	2,051
PG&E Corp.	1,949	30,054
Pinnacle West Capital Corp.	107	10,011
Portland General Electric Co.	64	3,216
PPL Corp.	691	25,049
Southern Co.	1,034	92,347
TXNM Energy, Inc.	52	3,064
Xcel Energy, Inc.	588	44,723
		919,595
Electrical Equipment (1.1%)
Acuity, Inc.	40	12,370
American Superconductor Corp. (a)	20	598
AMETEK, Inc.	240	53,755
Array Technologies, Inc. (a)	254	2,877
Atkore, Inc.	52	3,611
Bloom Energy Corp., Class A (a)	221	33,453
Eaton Corp. PLC	391	137,405
Emerson Electric Co.	539	79,211
EnerSys	44	7,928
Enovix Corp. (a)(b)	218	1,443
Eos Energy Enterprises, Inc. (a)	243	3,557
GE Vernova, Inc.	276	200,478
Generac Holdings, Inc. (a)	60	10,082
Hubbell, Inc.	53	25,861
Nextpower, Inc., Class A (a)	165	19,320
NuScale Power Corp. (a)	177	3,094
nVent Electric PLC	218	24,473
Plug Power, Inc. (a)(b)	997	2,109
Powell Industries, Inc.	8	3,549
Preformed Line Products Co.	3	753
Regal Rexnord Corp.	64	10,336
Rockwell Automation, Inc.	115	48,490
Sensata Technologies Holding PLC	142	4,912
Sunrun, Inc. (a)	166	3,154
Thermon Group Holdings, Inc. (a)	14	633
Vertiv Holdings Co., Class A	354	65,908
Vicor Corp. (a)	40	6,307
		765,667
Electronic Equipment, Instruments & Components (1.0%)
Advanced Energy Industries, Inc.	40	10,214
Amphenol Corp., Class A	1,233	177,651
Arlo Technologies, Inc. (a)	39	495
Arrow Electronics, Inc. (a)	44	5,830
Avnet, Inc.	80	4,991
Badger Meter, Inc.	17	2,492
Bel Fuse, Inc., Class B	6	1,207
Belden, Inc.	19	2,233
Benchmark Electronics, Inc.	67	3,493
CDW Corp.	122	15,420
Cognex Corp.	214	8,290
Coherent Corp. (a)	135	28,644
Corning, Inc.	765	78,986
Crane NXT Co.	33	1,667
CTS Corp.	9	463
Daktronics, Inc. (a)	29	671
ePlus, Inc.	27	2,317
Fabrinet (Thailand) (a)	32	15,662
Flex Ltd. (a)	372	23,451
Insight Enterprises, Inc. (a)	13	1,092
IPG Photonics Corp. (a)	102	9,426
Itron, Inc. (a)	32	3,171
Jabil, Inc.	113	26,802
Keysight Technologies, Inc. (a)	192	41,535
Knowles Corp. (a)	90	2,182
Littelfuse, Inc.	16	5,180
Mirion Technologies, Inc. (a)	222	5,514
Napco Security Technologies, Inc.	16	590
nLight, Inc. (a)	122	5,564
Novanta, Inc. (a)	22	2,960
OSI Systems, Inc. (a)	9	2,251
PC Connection, Inc.	6	353
Plexus Corp. (a)	15	2,990
Powerfleet, Inc. NJ (a)	75	383
Ralliant Corp.	133	7,045
Rogers Corp. (a)	34	3,306
Sanmina Corp. (a)	45	6,376
ScanSource, Inc. (a)	47	2,021
TD SYNNEX Corp.	71	11,266
TE Connectivity PLC	290	64,606
Teledyne Technologies, Inc. (a)	52	32,256
TTM Technologies, Inc. (a)	153	15,025
Vishay Intertechnology, Inc.	293	5,904
Vontier Corp.	75	2,813
Zebra Technologies Corp., Class A (a)	45	10,574
		655,362
Energy Equipment & Services (0.4%)
Archrock, Inc.	268	7,930
Atlas Energy Solutions, Inc. (b)	155	1,809
Baker Hughes Co.	1,067	59,795
Bristow Group, Inc. (a)	14	615
Cactus, Inc., Class A	45	2,530
Core Laboratories, Inc.	30	586

E*TRADE Trust
First Quarter Report – January 31, 2026 (unaudited)
Portfolio of Investments (cont'd)
E*TRADE No Fee Total Market Index Fund

	Shares	Value
Energy Equipment & Services (cont'd)
Expro Group Holdings NV (a)	45	$721
Halliburton Co.	905	30,336
Helix Energy Solutions Group, Inc. (a)	594	4,716
Helmerich & Payne, Inc.	162	5,489
Innovex International, Inc. (a)	24	596
Kodiak Gas Services, Inc.	56	2,353
Liberty Energy, Inc.	171	4,215
Noble Corp. PLC	199	7,088
NOV, Inc.	298	5,468
Oceaneering International, Inc. (a)	83	2,498
Patterson-UTI Energy, Inc.	625	4,706
RPC, Inc.	74	492
Seadrill Ltd. (Norway) (a)	237	9,120
Select Water Solutions, Inc.	43	520
SLB Ltd.	1,528	73,925
Solaris Energy Infrastructure, Inc.	66	3,643
TechnipFMC PLC (United Kingdom)	427	23,792
Tidewater, Inc. (a)	39	2,437
Weatherford International PLC	96	9,032
		264,412
Entertainment (1.4%)
AMC Entertainment Holdings, Inc., Class A (a)	648	901
Atlanta Braves Holdings, Inc., Class C (a)	45	1,797
Cinemark Holdings, Inc.	62	1,468
Electronic Arts, Inc.	220	44,862
Liberty Media Corp.-Liberty Formula One, Class A (a)	23	1,833
Liberty Media Corp.-Liberty Formula One, Class C (a)	231	20,102
Lionsgate Studios Corp. (a)	357	3,370
Live Nation Entertainment, Inc. (a)	192	27,926
Madison Square Garden Entertainment Corp. (a)	109	6,744
Madison Square Garden Sports Corp. (a)	26	7,372
Netflix, Inc. (a)	4,166	347,819
Playtika Holding Corp.	69	250
Reservoir Media, Inc. (a)	359	2,710
ROBLOX Corp., Class A (a)	625	41,100
Roku, Inc. (a)	117	11,138
Sphere Entertainment Co. (a)	48	4,585
Spotify Technology SA (Sweden) (a)	160	80,056
Take-Two Interactive Software, Inc. (a)	197	43,399
TKO Group Holdings, Inc.	103	20,866
Walt Disney Co.	1,772	199,882
Warner Bros Discovery, Inc. (a)	1,848	50,894
Warner Music Group Corp., Class A	78	2,338
		921,412
Financial Services (3.1%)
Affirm Holdings, Inc. (a)	279	16,824
Apollo Global Management, Inc.	412	55,430
Banco Latinoamericano de Comercio Exterior SA (Panama)	10	485
Berkshire Hathaway, Inc., Class B (a)	1,367	656,884
Block, Inc. (a)	440	26,589
Cannae Holdings, Inc.	94	1,355
Cantaloupe, Inc. (a)	45	483
Cass Information Systems, Inc.	63	2,832
Chime Financial, Inc., Class A (a)	280	7,118
Corebridge Financial, Inc.	397	12,240
Corpay, Inc. (a)	63	19,822
Enact Holdings, Inc.	10	398
Equitable Holdings, Inc.	328	15,219
Essent Group Ltd.	81	5,097
Euronet Worldwide, Inc. (a)	22	1,594
EVERTEC, Inc. (Puerto Rico)	88	2,641
Federal Agricultural Mortgage Corp., Class C	2	339
Fidelity National Information Services, Inc.	563	31,106
Fiserv, Inc. (a)	627	39,959
Flywire Corp. (a)	41	517
Global Payments, Inc.	230	16,500
Jack Henry & Associates, Inc.	81	14,516
Jackson Financial, Inc., Class A	87	10,346
Marqeta, Inc., Class A (a)	321	1,326
Mastercard, Inc., Class A	808	435,342
Merchants Bancorp	11	456
MGIC Investment Corp.	245	6,595
NCR Atleos Corp. (a)	55	2,051
NMI Holdings, Inc. (a)	47	1,820
Paymentus Holdings, Inc., Class A (a)	13	347
Payoneer Global, Inc. (a)	276	1,764
PayPal Holdings, Inc.	918	48,369
Paysafe Ltd. (a)(b)	25	171
PennyMac Financial Services, Inc.	19	1,898
Radian Group, Inc.	203	6,679
Remitly Global, Inc. (a)	246	3,252
Rocket Cos., Inc., Class A	824	14,774
Sezzle, Inc. (a)(b)	9	569
Shift4 Payments, Inc., Class A (a)(b)	50	2,952
Toast, Inc., Class A (a)	499	15,524
UWM Holdings Corp.	79	388
Velocity Financial, Inc. (a)	20	406
Visa, Inc., Class A	1,702	547,755
Voya Financial, Inc.	151	11,576
Walker & Dunlop, Inc.	24	1,509
Western Union Co.	208	1,949
WEX, Inc. (a)	54	8,311
		2,054,077
Food Products (0.5%)
Archer-Daniels-Midland Co.	473	31,838
Bunge Global SA	139	15,829
Calavo Growers, Inc.	174	4,427
Cal-Maine Foods, Inc.	34	2,840
Campbell's Co.	109	3,050
Conagra Brands, Inc.	381	7,052
Darling Ingredients, Inc. (a)	222	10,137
Dole PLC	26	414
Flowers Foods, Inc.	130	1,486
Fresh Del Monte Produce, Inc.	12	476

E*TRADE Trust
First Quarter Report – January 31, 2026 (unaudited)
Portfolio of Investments (cont'd)
E*TRADE No Fee Total Market Index Fund

	Shares	Value
Food Products (cont'd)
Freshpet, Inc. (a)	90	$6,273
General Mills, Inc.	514	23,778
Hershey Co.	161	31,355
Hormel Foods Corp.	240	5,906
Ingredion, Inc.	30	3,543
J&J Snack Foods Corp.	2	190
J.M. Smucker Co.	96	10,067
John B Sanfilippo & Son, Inc.	29	2,346
Kraft Heinz Co.	929	22,054
Lamb Weston Holdings, Inc.	137	6,292
Limoneira Co.	96	1,382
Marzetti Co.	10	1,716
McCormick & Co., Inc.	313	19,353
Mission Produce, Inc. (a)	34	458
Mondelez International, Inc., Class A	1,403	82,033
Pilgrim's Pride Corp.	46	1,995
Post Holdings, Inc. (a)	35	3,581
Seneca Foods Corp., Class A (a)	4	477
Simply Good Foods Co. (a)	209	3,923
Tootsie Roll Industries, Inc. (b)	73	2,765
TreeHouse Foods, Inc. (a)	306	7,540
Tyson Foods, Inc., Class A	279	18,227
Utz Brands, Inc.	27	285
Vital Farms, Inc. (a)	11	313
Westrock Coffee Co. (a)(b)	57	275
		333,676
Gas Utilities (0.1%)
Atmos Energy Corp.	186	30,939
Chesapeake Utilities Corp.	27	3,474
MDU Resources Group, Inc.	113	2,318
National Fuel Gas Co.	143	11,976
New Jersey Resources Corp.	128	6,334
Northwest Natural Holding Co.	46	2,142
ONE Gas, Inc.	50	3,978
Southwest Gas Holdings, Inc.	57	4,721
Spire, Inc.	68	5,745
UGI Corp.	300	12,033
		83,660
Ground Transportation (0.8%)
ArcBest Corp.	6	541
Avis Budget Group, Inc. (a)(b)	15	1,725
Covenant Logistics Group, Inc.	18	443
CSX Corp.	1,804	68,119
Heartland Express, Inc.	40	404
Hertz Global Holdings, Inc. (a)(b)	1,012	4,959
JB Hunt Transport Services, Inc.	69	13,988
Knight-Swift Transportation Holdings, Inc.	178	9,808
Landstar System, Inc.	47	7,020
Lyft, Inc. (a)	323	5,449
Norfolk Southern Corp.	238	69,315
Old Dominion Freight Line, Inc.	186	32,215
RXO, Inc. (a)	117	1,706
Ryder System, Inc.	26	4,973
Saia, Inc. (a)	36	12,055
Schneider National, Inc., Class B	16	429
Uber Technologies, Inc. (a)	1,972	157,858
U-Haul Holding Co.	107	5,490
Union Pacific Corp.	586	137,769
Universal Logistics Holdings, Inc. (b)	13	208
Werner Enterprises, Inc.	84	2,877
XPO, Inc. (a)	127	18,810
		556,161
Health Care Equipment & Supplies (1.9%)
Abbott Laboratories	1,761	192,477
Align Technology, Inc. (a)	71	11,575
Alphatec Holdings, Inc. (a)	131	1,943
Artivion, Inc. (a)	49	1,998
AtriCure, Inc. (a)	52	1,920
Avanos Medical, Inc. (a)	449	5,981
Axogen, Inc. (a)	22	767
Baxter International, Inc.	663	13,306
Becton Dickinson & Co.	279	56,771
Boston Scientific Corp. (a)	1,522	142,353
CONMED Corp.	7	269
Cooper Cos., Inc. (a)	200	16,276
Dentsply Sirona, Inc.	119	1,484
Dexcom, Inc. (a)	351	25,637
Edwards Lifesciences Corp. (a)	561	45,643
Embecta Corp.	29	308
Enovis Corp. (a)	124	2,733
Envista Holdings Corp. (a)	97	2,277
GE HealthCare Technologies, Inc.	462	36,484
Glaukos Corp. (a)	50	5,969
Globus Medical, Inc., Class A (a)	174	15,778
Haemonetics Corp. (a)	27	1,800
Hologic, Inc. (a)	246	18,433
ICU Medical, Inc. (a)	14	2,099
IDEXX Laboratories, Inc. (a)	77	51,625
Inspire Medical Systems, Inc. (a)	41	3,107
Insulet Corp. (a)	62	15,860
Integer Holdings Corp. (a)	51	4,430
Integra LifeSciences Holdings Corp. (a)	20	223
Intuitive Surgical, Inc. (a)	355	178,998
iRadimed Corp.	7	685
IRhythm Holdings, Inc. (a)	24	3,708
Lantheus Holdings, Inc. (a)	33	2,208
LeMaitre Vascular, Inc.	29	2,464
Masimo Corp. (a)	67	9,201
Medtronic PLC	1,286	132,406
Merit Medical Systems, Inc. (a)	89	7,217
Neogen Corp. (a)	61	623
Novocure Ltd. (a)	169	2,096
Omnicell, Inc. (a)	12	582
Orthofix Medical, Inc. (a)	497	6,575
Penumbra, Inc. (a)	34	12,178
PROCEPT BioRobotics Corp. (a)	33	956
Pulse Biosciences, Inc. (a)(b)	22	304

E*TRADE Trust
First Quarter Report – January 31, 2026 (unaudited)
Portfolio of Investments (cont'd)
E*TRADE No Fee Total Market Index Fund

	Shares	Value
Health Care Equipment & Supplies (cont'd)
QuidelOrtho Corp. (a)	106	$2,880
ResMed, Inc.	147	37,972
RxSight, Inc. (a)	24	208
SI-BONE, Inc. (a)	27	448
Solventum Corp. (a)	129	9,929
STAAR Surgical Co. (a)	23	436
STERIS PLC	92	24,159
Stryker Corp.	332	122,694
Tandem Diabetes Care, Inc. (a)	21	418
Teleflex, Inc.	37	3,862
TransMedics Group, Inc. (a)	41	5,493
UFP Technologies, Inc. (a)	2	502
Zimmer Biomet Holdings, Inc.	206	17,936
		1,266,664
Health Care Providers & Services (1.6%)
Acadia Healthcare Co., Inc. (a)(b)	77	1,035
AdaptHealth Corp. (a)	38	382
Addus HomeCare Corp. (a)	17	1,759
Alignment Healthcare, Inc. (a)	110	2,478
AMN Healthcare Services, Inc. (a)	18	383
Ardent Health, Inc. (a)	29	237
Astrana Health, Inc. (a)	131	2,979
Aveanna Healthcare Holdings, Inc. (a)	72	605
BrightSpring Health Services, Inc. (a)	75	2,945
Brookdale Senior Living, Inc. (a)	59	885
Cardinal Health, Inc.	254	54,580
Cencora, Inc.	171	61,427
Centene Corp. (a)	525	22,743
Chemed Corp.	7	2,990
Cigna Group	260	71,269
Clover Health Investments Corp. (a)	652	1,460
Concentra Group Holdings Parent, Inc.	90	1,996
CorVel Corp. (a)	18	1,253
CVS Health Corp.	1,304	97,174
DaVita, Inc. (a)	35	3,827
Elevance Health, Inc.	237	81,940
Encompass Health Corp.	123	11,627
Ensign Group, Inc.	41	7,038
GeneDx Holdings Corp. (a)	16	1,540
Guardant Health, Inc. (a)	124	14,141
HCA Healthcare, Inc.	157	76,658
HealthEquity, Inc. (a)	83	7,111
Henry Schein, Inc. (a)	81	6,114
Hims & Hers Health, Inc. (a)(b)	314	8,506
Humana, Inc.	119	23,229
Labcorp Holdings, Inc.	73	19,821
LifeStance Health Group, Inc. (a)	1,029	7,275
McKesson Corp.	119	98,914
Molina Healthcare, Inc. (a)	59	10,596
National HealthCare Corp.	4	572
National Research Corp.	121	2,461
NeoGenomics, Inc. (a)	38	458
OPKO Health, Inc. (a)	253	319
Option Care Health, Inc. (a)	111	3,774
PACS Group, Inc. (a)	37	1,249
Pediatrix Medical Group, Inc. (a)	26	556
Pennant Group, Inc. (a)	14	387
Privia Health Group, Inc. (a)	87	2,020
Progyny, Inc. (a)	113	2,697
Quest Diagnostics, Inc.	92	17,207
RadNet, Inc. (a)	63	4,416
Select Medical Holdings Corp.	194	2,920
Surgery Partners, Inc. (a)	86	1,278
Tenet Healthcare Corp. (a)	109	20,632
U.S. Physical Therapy, Inc.	36	3,019
UnitedHealth Group, Inc.	906	259,959
Universal Health Services, Inc., Class B	56	11,271
		1,042,112
Health Care REITs (0.4%)
Alexandria Real Estate Equities, Inc. REIT	141	7,704
American Healthcare REIT, Inc. REIT	301	14,120
CareTrust REIT, Inc. REIT	162	6,049
Global Medical REIT, Inc. REIT	57	1,969
Healthcare Realty Trust, Inc. REIT	280	4,701
Healthpeak Properties, Inc. REIT	508	8,758
LTC Properties, Inc. REIT	10	365
Medical Properties Trust, Inc. REIT	337	1,692
National Health Investors, Inc. REIT	24	1,971
Omega Healthcare Investors, Inc. REIT	296	12,988
Sabra Health Care REIT, Inc. REIT	172	3,221
Sila Realty Trust, Inc. REIT	14	341
Universal Health Realty Income Trust REIT	61	2,423
Ventas, Inc. REIT	495	38,447
Welltower, Inc. REIT	694	130,722
		235,471
Health Care Technology (0.1%)
Certara, Inc. (a)	33	290
Doximity, Inc., Class A (a)	98	3,672
Evolent Health, Inc., Class A (a)	34	109
GoodRx Holdings, Inc., Class A (a)	80	182
HealthStream, Inc.	11	245
HeartFlow, Inc. (a)	177	5,287
Phreesia, Inc. (a)	15	201
Schrodinger, Inc. (a)	95	1,327
Teladoc Health, Inc. (a)	293	1,597
Veeva Systems, Inc., Class A (a)	139	28,345
Waystar Holding Corp. (a)	51	1,355
		42,610
Hotel & Resort REITs (0.0%)
Apple Hospitality REIT, Inc. REIT	31	361
DiamondRock Hospitality Co. REIT	239	2,194
Host Hotels & Resorts, Inc. REIT	600	11,118
Park Hotels & Resorts, Inc. REIT	250	2,732
Pebblebrook Hotel Trust REIT	249	2,844
RLJ Lodging Trust REIT	51	379
Ryman Hospitality Properties, Inc. REIT	52	4,924

E*TRADE Trust
First Quarter Report – January 31, 2026 (unaudited)
Portfolio of Investments (cont'd)
E*TRADE No Fee Total Market Index Fund

	Shares	Value
Hotel & Resort REITs (cont'd)
Sunstone Hotel Investors, Inc. REIT	289	$2,535
Xenia Hotels & Resorts, Inc. REIT	35	516
		27,603
Hotels, Restaurants & Leisure (1.9%)
Accel Entertainment, Inc. (a)	428	4,841
Airbnb, Inc., Class A (a)	433	56,017
Aramark	303	11,662
BJ's Restaurants, Inc. (a)	11	460
Bloomin' Brands, Inc.	50	300
Booking Holdings, Inc.	32	160,059
Boyd Gaming Corp.	71	6,002
Brinker International, Inc. (a)	58	9,148
Caesars Entertainment, Inc. (a)	175	3,622
Carnival Corp. (a)	1,120	33,622
Cava Group, Inc. (a)	75	4,546
Cheesecake Factory, Inc.	32	1,855
Chipotle Mexican Grill, Inc. (a)	1,403	54,535
Choice Hotels International, Inc.	14	1,439
Churchill Downs, Inc.	71	6,984
Cracker Barrel Old Country Store, Inc.	9	271
Darden Restaurants, Inc.	116	23,125
Domino's Pizza, Inc.	32	13,131
DoorDash, Inc., Class A (a)	349	71,412
DraftKings, Inc., Class A (a)	434	11,939
Dutch Bros, Inc., Class A (a)	117	6,364
Expedia Group, Inc.	132	34,959
First Watch Restaurant Group, Inc. (a)	20	320
Flutter Entertainment PLC (a)	164	27,085
Genius Sports Ltd. (United Kingdom) (a)	157	1,366
Global Business Travel Group I (a)	310	2,123
Golden Entertainment, Inc.	14	377
Hilton Grand Vacations, Inc. (a)	44	1,985
Hilton Worldwide Holdings, Inc.	217	64,777
Hyatt Hotels Corp., Class A (b)	38	5,942
Krispy Kreme, Inc. (b)	81	255
Kura Sushi USA, Inc., Class A (a)	42	2,806
Las Vegas Sands Corp.	346	18,245
Life Time Group Holdings, Inc. (a)	62	1,809
Lucky Strike Entertainment Corp.	39	316
Marriott International, Inc., Class A	234	73,780
Marriott Vacations Worldwide Corp.	25	1,358
McDonald's Corp.	714	224,910
MGM Resorts International (a)	281	9,425
Monarch Casino & Resort, Inc.	5	458
Norwegian Cruise Line Holdings Ltd. (a)	421	9,245
Papa John's International, Inc.	11	387
Penn Entertainment, Inc. (a)	106	1,361
Planet Fitness, Inc., Class A (a)	63	5,735
Portillo's, Inc., Class A (a)	30	169
Pursuit Attractions & Hospitality, Inc. (a)	11	382
Red Rock Resorts, Inc., Class A	35	2,210
Royal Caribbean Cruises Ltd.	257	83,435
Sabre Corp. (a)	152	198
Shake Shack, Inc., Class A (a)	36	3,189
Six Flags Entertainment Corp. (a)	348	6,267
Starbucks Corp.	1,151	105,834
Target Hospitality Corp. (a)	51	351
Texas Roadhouse, Inc.	74	13,310
Travel & Leisure Co.	113	7,858
United Parks & Resorts, Inc. (a)	9	339
Vail Resorts, Inc.	64	8,516
Viking Holdings Ltd. (a)	142	10,245
Wendy's Co.	188	1,465
Wingstop, Inc.	28	7,432
Wyndham Hotels & Resorts, Inc.	48	3,494
Wynn Resorts Ltd.	65	6,984
Yum! Brands, Inc.	311	48,360
		1,280,396
Household Durables (0.4%)
Beazer Homes USA, Inc. (a)	116	2,502
Cavco Industries, Inc. (a)	6	2,952
Century Communities, Inc.	39	2,456
Champion Homes, Inc. (a)	34	2,665
Cricut, Inc., Class A (b)	71	317
DR Horton, Inc.	291	43,313
Dream Finders Homes, Inc., Class A (a)(b)	208	3,825
Green Brick Partners, Inc. (a)	47	3,261
Hovnanian Enterprises, Inc., Class A (a)	4	451
Installed Building Products, Inc.	20	5,763
KB Home	35	2,014
La-Z-Boy, Inc.	98	3,568
Legacy Housing Corp. (a)	15	311
Leggett & Platt, Inc.	49	572
Lennar Corp., Class A	265	28,978
LGI Homes, Inc. (a)	44	2,205
M/I Homes, Inc. (a)	13	1,738
Mohawk Industries, Inc. (a)	93	11,009
Newell Brands, Inc.	404	1,717
NVR, Inc. (a)	3	22,907
PulteGroup, Inc.	227	28,395
SharkNinja, Inc. (a)	88	10,402
Somnigroup International, Inc.	237	20,821
Sonos, Inc. (a)	242	3,473
Taylor Morrison Home Corp. (a)	74	4,510
Toll Brothers, Inc.	94	13,582
TopBuild Corp. (a)	33	15,446
Whirlpool Corp.	71	5,679
		244,832
Household Products (0.8%)
Central Garden & Pet Co., Class A (a)	131	4,018
Church & Dwight Co., Inc.	255	24,544
Clorox Co.	111	12,520
Colgate-Palmolive Co.	757	68,349
Kimberly-Clark Corp.	368	36,796
Oil-Dri Corp. of America	8	484
Procter & Gamble Co.	2,322	352,410
Reynolds Consumer Products, Inc.	86	1,993

E*TRADE Trust
First Quarter Report – January 31, 2026 (unaudited)
Portfolio of Investments (cont'd)
E*TRADE No Fee Total Market Index Fund

	Shares	Value
Household Products (cont'd)
Spectrum Brands Holdings, Inc.	5	$319
WD-40 Co.	10	2,312
		503,745
Independent Power & Renewable Electricity Producers (0.2%)
AES Corp.	588	8,614
Brookfield Renewable Corp. (Canada)	303	12,617
Clearway Energy, Inc., Class A	66	2,229
Clearway Energy, Inc., Class C	154	5,567
Ormat Technologies, Inc.	103	12,869
Talen Energy Corp. (a)	50	17,418
Vistra Corp.	327	51,781
XPLR Infrastructure LP (a)	41	399
		111,494
Industrial Conglomerates (0.3%)
3M Co.	514	78,724
Honeywell International, Inc.	622	141,518
		220,242
Industrial REITs (0.2%)
Americold Realty Trust, Inc. REIT	336	4,170
EastGroup Properties, Inc. REIT	35	6,357
First Industrial Realty Trust, Inc. REIT	95	5,513
Innovative Industrial Properties, Inc. REIT	33	1,594
Lineage, Inc. REIT	193	6,892
LXP Industrial Trust REIT	49	2,428
One Liberty Properties, Inc. REIT	112	2,414
Prologis, Inc. REIT	948	123,771
Rexford Industrial Realty, Inc. REIT	169	6,850
STAG Industrial, Inc. REIT	85	3,188
Terreno Realty Corp. REIT	81	4,985
		168,162
Information Technology Services (1.2%)
Accenture PLC, Class A	624	164,511
Akamai Technologies, Inc. (a)	124	12,047
Amdocs Ltd.	65	5,326
Applied Digital Corp. (a)	260	8,809
ASGN, Inc. (a)	41	2,136
Cloudflare, Inc., Class A (a)	313	55,510
Cognizant Technology Solutions Corp., Class A	476	39,060
CoreWeave, Inc., Class A (a)	246	22,925
DigitalOcean Holdings, Inc. (a)	53	2,928
DXC Technology Co. (a)	129	1,861
EPAM Systems, Inc. (a)	64	13,350
Fastly, Inc., Class A (a)	64	592
Gartner, Inc. (a)	78	16,350
Globant SA (a)	27	1,806
GoDaddy, Inc., Class A (a)	146	14,676
Grid Dynamics Holdings, Inc. (a)	26	215
Hackett Group, Inc.	180	3,285
International Business Machines Corp.	944	289,525
Kyndryl Holdings, Inc. (a)	396	9,108
MongoDB, Inc. (a)	85	31,563
Okta, Inc. (a)	189	15,967
Snowflake, Inc., Class A (a)	313	60,315
Twilio, Inc., Class A (a)	156	18,792
VeriSign, Inc.	94	22,958
		813,615
Insurance (1.7%)
Aflac, Inc.	471	52,257
Allstate Corp.	263	52,334
American Financial Group, Inc.	61	7,946
American International Group, Inc.	616	46,126
AMERISAFE, Inc.	42	1,580
Aon PLC, Class A	205	71,676
Arch Capital Group Ltd. (a)	317	30,445
Arthur J Gallagher & Co.	260	64,836
Assurant, Inc.	42	10,001
Assured Guaranty Ltd.	24	2,036
Axis Capital Holdings Ltd.	95	9,802
Baldwin Insurance Group, Inc. (a)	194	4,252
Bowhead Specialty Holdings, Inc. (a)	9	221
Brighthouse Financial, Inc. (a)	28	1,794
Brown & Brown, Inc.	296	21,342
Cincinnati Financial Corp.	151	24,294
CNA Financial Corp.	41	1,962
CNO Financial Group, Inc.	189	7,947
Donegal Group, Inc., Class A	97	1,811
Employers Holdings, Inc.	40	1,745
Erie Indemnity Co., Class A	22	6,226
Everest Group Ltd.	47	15,570
F&G Annuities & Life, Inc.	23	678
Fidelity National Financial, Inc.	376	20,451
First American Financial Corp.	72	4,549
Genworth Financial, Inc. (a)	226	1,885
Globe Life, Inc.	64	8,974
Goosehead Insurance, Inc., Class A (a)	14	866
Hagerty, Inc., Class A (a)	288	3,632
Hamilton Insurance Group Ltd., Class B (Bermuda) (a)	114	3,164
Hanover Insurance Group, Inc.	19	3,309
Hartford Insurance Group, Inc.	281	37,952
HCI Group, Inc.	10	1,587
Heritage Insurance Holdings, Inc. (a)	22	574
Horace Mann Educators Corp.	42	1,882
Investors Title Co.	7	1,816
Kemper Corp.	32	1,261
Kinsale Capital Group, Inc.	21	8,314
Lemonade, Inc. (a)	45	3,903
Lincoln National Corp.	228	9,487
Loews Corp.	158	16,680
Markel Group, Inc. (a)	15	30,610
Marsh & McLennan Cos., Inc.	475	89,390
Mercury General Corp.	27	2,365
MetLife, Inc.	558	44,015
Neptune Insurance Holdings, Inc., Class A (a)	210	5,355
Old Republic International Corp.	245	9,597
Oscar Health, Inc., Class A (a)	233	3,344
Palomar Holdings, Inc. (a)	19	2,348

E*TRADE Trust
First Quarter Report – January 31, 2026 (unaudited)
Portfolio of Investments (cont'd)
E*TRADE No Fee Total Market Index Fund

	Shares	Value
Insurance (cont'd)
Primerica, Inc.	30	$7,891
Principal Financial Group, Inc.	230	21,786
ProAssurance Corp. (a)	102	2,470
Progressive Corp.	586	121,888
Prudential Financial, Inc.	346	38,444
Reinsurance Group of America, Inc.	47	9,529
RenaissanceRe Holdings Ltd.	35	9,860
RLI Corp.	54	3,155
Root, Inc., Class A (a)	3	186
Ryan Specialty Holdings, Inc.	69	3,331
Safety Insurance Group, Inc.	5	394
Selective Insurance Group, Inc.	30	2,522
SiriusPoint Ltd. (Sweden) (a)	115	2,347
Skyward Specialty Insurance Group, Inc. (a)	39	1,740
Slide Insurance Holdings, Inc. (a)	254	4,376
Stewart Information Services Corp.	53	3,574
Tiptree, Inc.	16	286
Travelers Cos., Inc.	224	63,730
Trupanion, Inc. (a)	43	1,376
United Fire Group, Inc.	74	2,660
Universal Insurance Holdings, Inc.	16	487
Unum Group	147	11,168
W.R. Berkley Corp.	185	12,687
White Mountains Insurance Group Ltd.	5	10,225
Willis Towers Watson PLC	111	35,239
		1,125,542
Interactive Media & Services (8.0%)
Alphabet, Inc., Class A	5,808	1,963,104
Alphabet, Inc., Class C	5,089	1,722,779
Angi, Inc. (a)	28	363
Cargurus, Inc. (a)	64	2,074
Cars.com, Inc. (a)	31	352
EverQuote, Inc., Class A (a)	17	386
fuboTV, Inc. (a)(b)	125	279
Grindr, Inc. (Singapore) (a)	20	226
IAC, Inc. (a)	52	1,921
Match Group, Inc.	322	10,030
Meta Platforms, Inc., Class A	2,180	1,561,970
Pinterest, Inc., Class A (a)	723	16,000
QuinStreet, Inc. (a)	23	306
Reddit, Inc., Class A (a)	129	23,255
Rumble, Inc. (a)	522	2,970
Shutterstock, Inc.	23	457
Snap, Inc., Class A (a)	1,008	6,986
TripAdvisor, Inc. (a)	113	1,502
Trump Media & Technology Group Corp. (a)	106	1,355
Webtoon Entertainment, Inc. (Korea, Republic of) (a)(b)	45	544
Yelp, Inc. (a)	11	301
Ziff Davis, Inc. (a)	50	1,911
ZoomInfo Technologies, Inc. (a)	206	1,658
		5,320,729
Leisure Products (0.1%)
Acushnet Holdings Corp.	40	3,878
Brunswick Corp.	85	6,819
Callaway Golf Co. (a)	209	2,999
Hasbro, Inc.	134	11,967
Malibu Boats, Inc., Class A (a)	14	455
Mattel, Inc. (a)	236	4,930
Peloton Interactive, Inc., Class A (a)	368	2,057
Polaris, Inc.	46	2,937
Sturm Ruger & Co., Inc.	10	367
YETI Holdings, Inc. (a)	55	2,514
		38,923
Life Sciences Tools & Services (0.9%)
10X Genomics, Inc., Class A (a)	44	889
Adaptive Biotechnologies Corp. (a)	156	2,886
Agilent Technologies, Inc.	323	43,234
Avantor, Inc. (a)	691	7,546
Azenta, Inc. (a)	13	505
BioLife Solutions, Inc. (a)	16	349
Bio-Rad Laboratories, Inc., Class A (a)	18	5,287
Bio-Techne Corp.	206	13,202
Bruker Corp.	77	3,410
Charles River Laboratories International, Inc. (a)	48	10,103
Danaher Corp.	638	139,652
ICON PLC ADR (a)	71	12,798
Illumina, Inc. (a)	164	23,749
IQVIA Holdings, Inc. (a)	173	39,816
Medpace Holdings, Inc. (a)	27	15,727
Mesa Laboratories, Inc.	3	236
Mettler-Toledo International, Inc. (a)	20	27,465
Repligen Corp. (a)	71	10,605
Revvity, Inc.	90	9,792
Sotera Health Co. (a)	126	2,283
Tempus AI, Inc. (a)(b)	82	4,905
Thermo Fisher Scientific, Inc.	374	216,400
Waters Corp. (a)	56	20,760
West Pharmaceutical Services, Inc.	85	19,645
		631,244
Machinery (2.0%)
AGCO Corp.	114	12,929
Alamo Group, Inc.	2	391
Albany International Corp., Class A	32	1,776
Allison Transmission Holdings, Inc.	106	11,522
Astec Industries, Inc.	10	487
Atmus Filtration Technologies, Inc.	141	8,174
Blue Bird Corp. (a)	10	503
Caterpillar, Inc.	467	306,987
CECO Environmental Corp. (a)	18	1,214
Chart Industries, Inc. (a)	56	11,611
CNH Industrial NV	1,100	11,836
Crane Co.	32	5,844
Cummins, Inc.	136	78,720
Deere & Co.	260	137,280
Donaldson Co., Inc.	120	12,233

E*TRADE Trust
First Quarter Report – January 31, 2026 (unaudited)
Portfolio of Investments (cont'd)
E*TRADE No Fee Total Market Index Fund

	Shares	Value
Machinery (cont'd)
Douglas Dynamics, Inc.	85	$3,203
Dover Corp.	123	24,783
Energy Recovery, Inc. (a)	24	350
Enerpac Tool Group Corp.	46	1,857
Enpro, Inc.	28	6,686
Esab Corp.	59	7,145
ESCO Technologies, Inc.	21	4,792
Federal Signal Corp.	48	5,188
Flowserve Corp.	163	12,738
Fortive Corp.	346	18,272
Franklin Electric Co., Inc.	56	5,579
Gates Industrial Corp. PLC (a)	155	3,568
Gorman-Rupp Co.	11	599
Graco, Inc.	195	17,029
Greenbrier Cos., Inc.	9	454
Helios Technologies, Inc.	13	842
Hillenbrand, Inc.	77	2,457
Hillman Solutions Corp. (a)	245	2,296
Hyster-Yale, Inc.	9	301
IDEX Corp.	77	15,288
Illinois Tool Works, Inc.	275	71,847
Ingersoll Rand, Inc.	386	33,231
ITT, Inc.	51	9,297
JBT Marel Corp.	50	7,866
Kadant, Inc.	7	2,247
Kennametal, Inc.	93	3,198
Lincoln Electric Holdings, Inc.	61	16,186
Lindsay Corp.	14	1,754
Middleby Corp. (a)	67	9,860
Mueller Industries, Inc.	107	14,567
Mueller Water Products, Inc., Class A	125	3,384
Nordson Corp.	49	13,452
Oshkosh Corp.	40	5,753
Otis Worldwide Corp.	392	33,485
PACCAR, Inc.	543	66,740
Parker-Hannifin Corp.	126	117,916
Pentair PLC	204	21,496
Proto Labs, Inc. (a)	11	579
RBC Bearings, Inc. (a)	32	15,989
REV Group, Inc.	39	2,492
Snap-on, Inc.	58	21,234
SPX Technologies, Inc. (a)	59	12,296
Standex International Corp.	12	2,880
Stanley Black & Decker, Inc.	163	12,822
Symbotic, Inc. (a)	55	2,990
Tennant Co.	5	380
Terex Corp.	40	2,280
Timken Co.	39	3,634
Toro Co.	101	9,242
Trinity Industries, Inc.	66	1,897
Wabash National Corp.	162	1,641
Watts Water Technologies, Inc., Class A	33	9,877
Westinghouse Air Brake Technologies Corp.	184	42,346
Worthington Enterprises, Inc.	30	1,667
Xylem, Inc.	263	36,260
		1,347,719
Marine Transportation (0.0%)
Costamare, Inc. (Monaco)	40	671
Genco Shipping & Trading Ltd.	30	627
Global Ship Lease, Inc., Class A (United Kingdom)	116	4,355
Kirby Corp. (a)	58	6,824
Matson, Inc.	36	5,771
Star Bulk Carriers Corp. (Greece)	104	2,387
		20,635
Media (0.3%)
Boston Omaha Corp., Class A (a)	150	1,831
Cable One, Inc.	2	162
Charter Communications, Inc., Class A (a)	101	20,818
DoubleVerify Holdings, Inc. (a)	169	1,829
EchoStar Corp., Class A (a)	121	13,700
Emerald Holding, Inc. (b)	98	494
Fox Corp., Class A	228	16,594
Fox Corp., Class B	144	9,442
Ibotta, Inc., Class A (a)	8	165
John Wiley & Sons, Inc., Class A	45	1,405
Liberty Broadband Corp., Class A (a)	5	240
Liberty Broadband Corp., Class C (a)	84	4,041
Magnite, Inc. (a)	92	1,331
New York Times Co., Class A	145	10,630
News Corp., Class A	593	16,029
News Corp., Class B	129	4,012
Newsmax, Inc. (a)(b)	126	869
Nexstar Media Group, Inc.	33	7,009
Omnicom Group, Inc.	345	26,579
Optimum Communications, Inc., Class A (a)	156	239
Paramount Skydance Corp., Class B	1,067	11,961
Sinclair, Inc.	26	377
Sirius XM Holdings, Inc.	100	2,035
Stagwell, Inc. (a)	67	403
TEGNA, Inc.	98	1,878
Trade Desk, Inc., Class A (a)	419	12,708
Versant Media Group, Inc. (a)	125	4,072
		170,853
Metals & Mining (0.7%)
Alcoa Corp.	291	16,532
Alpha Metallurgical Resources, Inc. (a)	21	4,406
Century Aluminum Co. (a)	89	4,034
Cleveland-Cliffs, Inc. (a)	458	6,302
Coeur Mining, Inc. (a)	620	12,673
Commercial Metals Co.	122	9,378
Freeport-McMoRan, Inc.	1,501	90,405
Hecla Mining Co.	608	13,692
Ivanhoe Electric, Inc. (a)	382	6,528
Kaiser Aluminum Corp.	6	736
Materion Corp.	18	2,489
Metallus, Inc. (a)	123	2,454

E*TRADE Trust
First Quarter Report – January 31, 2026 (unaudited)
Portfolio of Investments (cont'd)
E*TRADE No Fee Total Market Index Fund

	Shares	Value
Metals & Mining (cont'd)
MP Materials Corp. (a)(b)	152	$8,933
Newmont Corp.	1,094	122,911
Nucor Corp.	241	42,831
Perpetua Resources Corp. (a)	32	852
Reliance, Inc.	50	16,475
Royal Gold, Inc.	104	27,384
Ryerson Holding Corp.	16	452
Southern Copper Corp. (Peru)	106	20,174
Steel Dynamics, Inc.	133	23,883
SunCoke Energy, Inc.	40	314
Warrior Met Coal, Inc.	48	4,286
Worthington Steel, Inc.	15	603
		438,727
Mortgage Real Estate Investment (0.1%)
Adamas Trust, Inc. REIT	800	6,400
AGNC Investment Corp. REIT (b)	1,276	14,546
Annaly Capital Management, Inc. REIT	626	14,404
Apollo Commercial Real Estate Finance, Inc. REIT	41	443
Arbor Realty Trust, Inc. REIT (b)	801	6,168
ARMOUR Residential REIT, Inc. REIT (b)	126	2,192
Blackstone Mortgage Trust, Inc., Class A REIT	350	6,738
BrightSpire Capital, Inc. REIT	77	460
Chimera Investment Corp. REIT	33	408
Dynex Capital, Inc. REIT	153	2,124
Ellington Financial, Inc. REIT	329	4,228
Franklin BSP Realty Trust, Inc. REIT	33	339
KKR Real Estate Finance Trust, Inc. REIT	707	5,854
Ladder Capital Corp. REIT	220	2,413
MFA Financial, Inc. REIT	42	405
Orchid Island Capital, Inc. REIT	838	6,536
PennyMac Mortgage Investment Trust REIT	158	1,869
Ready Capital Corp. REIT (b)	1,633	3,478
Redwood Trust, Inc. REIT	68	373
Rithm Capital Corp. REIT	394	4,310
Starwood Property Trust, Inc. REIT	267	4,787
TPG RE Finance Trust, Inc. REIT	50	452
Two Harbors Investment Corp. REIT	32	367
		89,294
Multi-Utilities (0.5%)
Ameren Corp.	232	23,961
Avista Corp.	56	2,312
Black Hills Corp.	37	2,700
CenterPoint Energy, Inc.	497	19,726
CMS Energy Corp.	266	19,016
Consolidated Edison, Inc.	332	35,401
Dominion Energy, Inc.	914	54,996
DTE Energy Co.	191	25,667
NiSource, Inc.	498	22,057
Northwestern Energy Group, Inc.	7	475
Public Service Enterprise Group, Inc.	520	42,827
Sempra	616	53,598
Unitil Corp.	7	356
WEC Energy Group, Inc.	287	31,762
		334,854
Office REITs (0.1%)
Brandywine Realty Trust REIT	427	1,208
BXP, Inc. REIT	125	8,084
COPT Defense Properties REIT	67	2,064
Cousins Properties, Inc. REIT	93	2,347
Douglas Emmett, Inc. REIT	180	1,901
Easterly Government Properties, Inc. REIT	16	374
Empire State Realty Trust, Inc., Class A REIT	50	332
Highwoods Properties, Inc. REIT	61	1,577
Kilroy Realty Corp. REIT	143	4,931
Piedmont Realty Trust, Inc., Class A REIT	659	5,549
Postal Realty Trust, Inc., Class A REIT	127	2,315
SL Green Realty Corp. REIT	53	2,373
Vornado Realty Trust REIT	104	3,316
		36,371
Oil, Gas & Consumable Fuels (2.9%)
Antero Midstream Corp.	219	4,122
Antero Resources Corp. (a)	329	11,966
APA Corp.	281	7,421
BKV Corp. (Thailand) (a)	22	654
California Resources Corp.	100	5,350
Centrus Energy Corp., Class A (a)(b)	12	3,339
Cheniere Energy, Inc.	218	46,111
Chevron Corp.	1,937	342,655
Chord Energy Corp.	29	2,907
CNX Resources Corp. (a)	102	3,958
Comstock Resources, Inc. (a)	100	2,435
ConocoPhillips	1,251	130,392
Core Natural Resources, Inc.	54	5,151
Coterra Energy, Inc.	711	20,512
Crescent Energy Co., Class A	456	4,455
CVR Energy, Inc. (a)	21	478
Delek U.S. Holdings, Inc.	29	856
Devon Energy Corp.	637	25,614
DHT Holdings, Inc.	152	2,178
Diamondback Energy, Inc.	166	27,216
Dorian LPG Ltd.	20	591
DT Midstream, Inc.	115	14,492
Energy Fuels, Inc. (Canada) (a)(b)	213	4,780
EOG Resources, Inc.	502	56,289
EQT Corp.	560	32,329
Excelerate Energy, Inc., Class A	13	486
Expand Energy Corp.	198	22,257
Exxon Mobil Corp.	4,248	600,667
FLEX LNG Ltd. (Norway) (a)	76	2,029
Frontline PLC (Norway)	107	3,058
Granite Ridge Resources, Inc.	72	361
Gulfport Energy Corp. (a)	10	2,042
HF Sinclair Corp.	172	8,942
HighPeak Energy, Inc.	40	182
International Seaways, Inc.	53	3,161

E*TRADE Trust
First Quarter Report – January 31, 2026 (unaudited)
Portfolio of Investments (cont'd)
E*TRADE No Fee Total Market Index Fund

	Shares	Value
Oil, Gas & Consumable Fuels (cont'd)
Kinder Morgan, Inc.	1,970	$60,065
Kosmos Energy Ltd. (Ghana) (a)	216	341
Magnolia Oil & Gas Corp., Class A	126	3,214
Marathon Petroleum Corp.	331	58,319
Matador Resources Co.	102	4,614
Murphy Oil Corp.	78	2,347
Navigator Holdings Ltd.	30	556
New Fortress Energy, Inc. (a)(b)	59	78
NextDecade Corp. (a)(b)	50	265
Northern Oil & Gas, Inc.	17	425
Occidental Petroleum Corp.	704	31,955
ONEOK, Inc.	602	47,672
Ovintiv, Inc.	332	14,432
Par Pacific Holdings, Inc. (a)	25	943
PBF Energy, Inc., Class A	89	2,978
Peabody Energy Corp.	112	3,949
Permian Resources Corp.	759	12,243
Phillips 66	394	56,563
Range Resources Corp.	172	6,510
REX American Resources Corp. (a)	20	676
SandRidge Energy, Inc.	475	7,529
Scorpio Tankers, Inc. (Monaco)	43	2,736
SFL Corp. Ltd. (Norway)	47	416
SM Energy Co.	162	3,154
Talos Energy, Inc. (a)	274	3,266
Targa Resources Corp.	229	46,024
Teekay Corp. Ltd. (Bermuda)	229	2,343
Teekay Tankers Ltd., Class A (Canada)	9	581
Texas Pacific Land Corp.	59	20,553
Uranium Energy Corp. (a)	544	9,379
Valero Energy Corp.	304	55,155
Venture Global, Inc., Class A (b)	576	5,645
Viper Energy, Inc., Class A	128	5,420
Vitesse Energy, Inc. (b)	77	1,614
Williams Cos., Inc.	1,240	83,402
World Kinect Corp.	71	1,911
		1,956,709
Paper & Forest Products (0.0%)
Louisiana-Pacific Corp.	69	5,778
Sylvamo Corp.	98	4,796
		10,574
Passenger Airlines (0.2%)
Alaska Air Group, Inc. (a)	123	6,252
Allegiant Travel Co. (a)	7	620
American Airlines Group, Inc. (a)	834	11,092
Copa Holdings SA, Class A (Panama)	34	4,638
Delta Air Lines, Inc.	654	43,092
Frontier Group Holdings, Inc. (a)(b)	97	450
JetBlue Airways Corp. (a)	427	2,079
Joby Aviation, Inc. (a)	378	3,995
SkyWest, Inc. (a)	28	2,703
Southwest Airlines Co.	525	24,948
Sun Country Airlines Holdings, Inc. (a)	33	579
United Airlines Holdings, Inc. (a)	336	34,380
		134,828
Personal Care Products (0.1%)
BellRing Brands, Inc. (a)	83	2,064
Coty, Inc., Class A (a)	359	1,138
Edgewell Personal Care Co.	78	1,518
elf Beauty, Inc. (a)	91	7,734
Estee Lauder Cos., Inc., Class A	265	30,549
Herbalife Ltd. (a)	51	879
Interparfums, Inc.	30	2,927
Kenvue, Inc.	1,932	33,617
Olaplex Holdings, Inc. (a)(b)	280	443
		80,869
Pharmaceuticals (3.2%)
Amneal Pharmaceuticals, Inc. (a)	235	3,215
Amphastar Pharmaceuticals, Inc. (a)	15	397
ANI Pharmaceuticals, Inc. (a)	32	2,619
Atea Pharmaceuticals, Inc. (a)	557	2,362
Axsome Therapeutics, Inc. (a)	31	5,712
Bristol-Myers Squibb Co.	2,036	112,082
Collegium Pharmaceutical, Inc. (a)	88	4,041
Corcept Therapeutics, Inc. (a)	79	3,150
Crinetics Pharmaceuticals, Inc. (a)	111	5,543
Edgewise Therapeutics, Inc. (a)	30	845
Elanco Animal Health, Inc. (a)	437	10,523
Eli Lilly & Co.	855	886,763
Enliven Therapeutics, Inc. (a)	23	608
Evolus, Inc. (a)	37	174
Harmony Biosciences Holdings, Inc. (a)	12	438
Harrow, Inc. (a)	15	614
Indivior Pharmaceuticals, Inc. (a)	160	5,661
Innoviva, Inc. (a)	99	1,980
Jazz Pharmaceuticals PLC (a)	88	14,475
Johnson & Johnson	2,426	551,308
Ligand Pharmaceuticals, Inc. (a)	15	2,881
Liquidia Corp. (a)	28	1,187
Merck & Co., Inc.	2,518	277,660
Nuvation Bio, Inc. (a)(b)	197	1,032
Ocular Therapeutix, Inc. (a)	176	1,609
Organon & Co.	174	1,486
Pacira BioSciences, Inc. (a)	15	308
Perrigo Co. PLC	228	3,240
Pfizer, Inc.	5,799	153,326
Phibro Animal Health Corp., Class A	19	763
Prestige Consumer Healthcare, Inc. (a)	56	3,610
Royalty Pharma PLC, Class A	449	18,714
Supernus Pharmaceuticals, Inc. (a)	111	5,346
Tarsus Pharmaceuticals, Inc. (a)	34	2,194
Theravance Biopharma, Inc. (a)	307	5,815
Viatris, Inc.	930	12,174
Xeris Biopharma Holdings, Inc. (a)	87	640
Zoetis, Inc.	428	53,423
		2,157,918

E*TRADE Trust
First Quarter Report – January 31, 2026 (unaudited)
Portfolio of Investments (cont'd)
E*TRADE No Fee Total Market Index Fund

	Shares	Value
Professional Services (0.6%)
Alight, Inc., Class A	69	$106
Amentum Holdings, Inc. (a)	207	7,406
Automatic Data Processing, Inc.	412	101,690
Barrett Business Services, Inc.	9	342
Booz Allen Hamilton Holding Corp.	148	13,086
Broadridge Financial Solutions, Inc.	109	21,485
CACI International, Inc., Class A (a)	22	13,653
CBIZ, Inc. (a)	24	944
Clarivate PLC (a)(b)	501	1,328
Concentrix Corp.	37	1,382
CRA International, Inc.	2	378
CSG Systems International, Inc.	29	2,313
Dayforce, Inc. (a)	175	12,122
Equifax, Inc.	108	21,751
ExlService Holdings, Inc. (a)	93	3,641
Exponent, Inc.	31	2,228
First Advantage Corp. (a)	25	338
FTI Consulting, Inc. (a)	28	4,891
Huron Consulting Group, Inc. (a)	14	2,366
IBEX Holdings Ltd. (Bermuda) (a)	102	3,794
ICF International, Inc.	23	2,145
Innodata, Inc. (a)(b)	30	1,663
Insperity, Inc.	32	1,367
Jacobs Solutions, Inc.	120	16,231
KBR, Inc.	120	5,137
Kforce, Inc.	7	247
Korn Ferry	26	1,806
Legalzoom.com, Inc. (a)	46	409
Leidos Holdings, Inc.	131	24,665
ManpowerGroup, Inc.	46	1,671
Maximus, Inc.	28	2,644
Parsons Corp. (a)	26	1,822
Paychex, Inc.	320	33,002
Paycom Software, Inc.	54	7,277
Paylocity Holding Corp. (a)	55	7,424
Planet Labs PBC (a)	330	8,240
Resources Connection, Inc.	1,398	6,333
Robert Half, Inc.	55	1,904
Science Applications International Corp.	44	4,477
SS&C Technologies Holdings, Inc.	202	16,542
TaskUS, Inc., Class A (Philippines) (a)	29	313
TIC Solutions, Inc. (a)	24	242
TransUnion	182	14,382
TriNet Group, Inc.	27	1,653
UL Solutions, Inc., Class A	47	3,301
Upwork, Inc. (a)	141	2,824
Verisk Analytics, Inc.	134	29,140
Verra Mobility Corp. (a)	78	1,505
Willdan Group, Inc. (a)	9	1,136
		414,746
Real Estate Management & Development (0.2%)
CBRE Group, Inc., Class A (a)	295	50,247
Compass, Inc., Class A (a)	604	7,562
CoStar Group, Inc. (a)	439	26,999
eXp World Holdings, Inc.	37	335
Forestar Group, Inc. (a)	18	468
Howard Hughes Holdings, Inc. (a)	71	5,798
Jones Lang LaSalle, Inc. (a)	47	16,822
Kennedy-Wilson Holdings, Inc.	305	3,004
Landbridge Co. LLC, Class A (b)	5	287
Marcus & Millichap, Inc.	200	5,440
Newmark Group, Inc., Class A	111	1,979
Opendoor Technologies, Inc. (a)	499	2,570
RMR Group, Inc., Class A	118	1,788
St. Joe Co.	58	3,839
Zillow Group, Inc., Class A (a)	80	4,979
Zillow Group, Inc., Class C (a)	168	10,589
		142,706
Residential REITs (0.3%)
American Homes 4 Rent, Class A REIT	256	8,018
Apartment Investment & Management Co., Class A REIT	248	1,458
AvalonBay Communities, Inc. REIT	158	28,072
BRT Apartments Corp. REIT	255	3,746
Camden Property Trust REIT	131	14,286
Centerspace REIT	6	386
Equity LifeStyle Properties, Inc. REIT	161	10,170
Equity Residential REIT	284	17,699
Essex Property Trust, Inc. REIT	70	17,631
Independence Realty Trust, Inc. REIT	127	2,121
Invitation Homes, Inc. REIT	676	18,069
Mid-America Apartment Communities, Inc. REIT	113	15,176
NexPoint Residential Trust, Inc. REIT	10	302
Sun Communities, Inc. REIT	131	16,693
UDR, Inc. REIT	211	7,839
UMH Properties, Inc. REIT	464	7,252
Veris Residential, Inc. REIT	159	2,415
		171,333
Retail REITs (0.3%)
Acadia Realty Trust REIT	102	2,041
Agree Realty Corp. REIT	132	9,534
Alexander's, Inc. REIT	8	1,959
Brixmor Property Group, Inc. REIT	163	4,367
CBL & Associates Properties, Inc. REIT	16	573
Curbline Properties Corp. REIT	207	5,020
Federal Realty Investment Trust REIT	59	5,969
FrontView, Inc. REIT	135	2,215
Getty Realty Corp. REIT	106	3,165
InvenTrust Properties Corp. REIT	13	382
Kimco Realty Corp. REIT	403	8,495
Kite Realty Group Trust REIT	90	2,114
Macerich Co. REIT	158	2,991
NETSTREIT Corp. REIT	106	1,997
NNN REIT, Inc. REIT	114	4,750
Phillips Edison & Co., Inc. REIT	127	4,601
Realty Income Corp. REIT	929	56,818
Regency Centers Corp. REIT	95	6,923

E*TRADE Trust
First Quarter Report – January 31, 2026 (unaudited)
Portfolio of Investments (cont'd)
E*TRADE No Fee Total Market Index Fund

	Shares	Value
Retail REITs (cont'd)
Saul Centers, Inc. REIT	11	$349
Simon Property Group, Inc. REIT	332	63,515
SITE Centers Corp. REIT	493	3,017
Tanger, Inc. REIT	59	1,931
Urban Edge Properties REIT	454	8,821
Whitestone REIT REIT	28	399
		201,946
Semiconductors & Semiconductor Equipment (13.3%)
ACM Research, Inc., Class A (a)	19	1,104
Advanced Micro Devices, Inc. (a)	1,631	386,107
Allegro MicroSystems, Inc. (Japan) (a)	70	2,584
Alpha & Omega Semiconductor Ltd. (a)	18	398
Ambarella, Inc. (a)	48	3,074
Amkor Technology, Inc.	85	4,108
Analog Devices, Inc.	482	149,844
Applied Materials, Inc.	809	260,757
Astera Labs, Inc. (a)	135	20,334
Axcelis Technologies, Inc. (a)	27	2,378
Broadcom, Inc.	4,647	1,539,551
CEVA, Inc. (a)	16	337
Cirrus Logic, Inc. (a)	98	12,773
Cohu, Inc. (a)	24	685
Diodes, Inc. (a)	37	2,190
Enphase Energy, Inc. (a)	137	5,066
Entegris, Inc.	174	20,544
First Solar, Inc. (a)	115	25,935
FormFactor, Inc. (a)	85	5,992
Global Foundries, Inc. (a)	97	4,093
Ichor Holdings Ltd. (a)	112	3,398
Impinj, Inc. (a)	13	1,795
Intel Corp. (a)	4,721	219,385
KLA Corp.	132	188,488
Kulicke & Soffa Industries, Inc. (Singapore)	72	4,128
Lam Research Corp.	1,279	298,595
Lattice Semiconductor Corp. (a)	123	9,904
MACOM Technology Solutions Holdings, Inc. (a)	57	12,486
Marvell Technology, Inc.	935	73,790
MaxLinear, Inc. (a)	34	590
Microchip Technology, Inc.	523	39,706
Micron Technology, Inc.	1,130	468,814
MKS, Inc.	56	13,183
Monolithic Power Systems, Inc.	44	49,463
NVIDIA Corp.	23,482	4,488,115
ON Semiconductor Corp. (a)	442	26,471
Onto Innovation, Inc. (a)	56	11,315
PDF Solutions, Inc. (a)	20	637
Penguin Solutions, Inc. (a)	22	423
Photronics, Inc. (a)	19	657
Power Integrations, Inc.	41	1,884
Qorvo, Inc. (a)	108	8,436
QUALCOMM, Inc.	1,065	161,443
Rambus, Inc. (a)	100	11,383
Rigetti Computing, Inc. (a)	246	4,470
Semtech Corp. (a)	81	6,460
Silicon Laboratories, Inc. (a)	25	3,561
SiTime Corp. (a)	32	11,620
Skyworks Solutions, Inc.	145	8,085
SolarEdge Technologies, Inc. (a)	30	929
Synaptics, Inc. (a)	29	2,393
Teradyne, Inc.	177	42,666
Texas Instruments, Inc.	906	195,288
Ultra Clean Holdings, Inc. (a)	136	5,940
Universal Display Corp.	29	3,330
Veeco Instruments, Inc. (a)	19	593
		8,827,678
Software (8.5%)
A10 Networks, Inc.	22	384
ACI Worldwide, Inc. (a)	75	3,252
Adeia, Inc.	120	2,171
Adobe, Inc. (a)	426	124,924
Agilysys, Inc. (a)	19	1,648
Alarm.com Holdings, Inc. (a)	7	341
Alkami Technology, Inc. (a)	73	1,547
Amplitude, Inc., Class A (a)	321	2,944
Appfolio, Inc., Class A (a)	21	3,987
Appian Corp., Class A (a)	13	363
AppLovin Corp., Class A (a)	257	121,589
Asana, Inc., Class A (a)	471	4,828
Atlassian Corp., Class A (a)	176	20,800
Aurora Innovation, Inc. (a)	812	3,410
Autodesk, Inc. (a)	203	51,333
AvePoint, Inc. (a)	136	1,582
Bentley Systems, Inc., Class B	147	5,163
Bill Holdings, Inc. (a)	65	2,806
BitMine Immersion Technologies, Inc.	273	6,852
Blackbaud, Inc. (a)	30	1,611
BlackLine, Inc. (a)	33	1,533
Blend Labs, Inc., Class A (a)	111	264
Box, Inc., Class A (a)	68	1,724
Braze, Inc., Class A (a)	114	2,373
C3.ai, Inc., Class A (a)	364	4,008
Cadence Design Systems, Inc. (a)	277	82,092
CCC Intelligent Solutions Holdings, Inc. (a)	338	2,562
Cipher Mining, Inc. (a)	155	2,474
Circle Internet Group, Inc. (a)	130	8,311
Cleanspark, Inc. (a)	177	2,096
Clear Secure, Inc., Class A	61	1,990
Clearwater Analytics Holdings, Inc., Class A (a)	186	4,481
Commvault Systems, Inc. (a)	64	5,485
Confluent, Inc., Class A (a)	220	6,719
Core Scientific, Inc. (a)	269	4,839
Crowdstrike Holdings, Inc., Class A (a)	249	109,910
Datadog, Inc., Class A (a)	332	42,934
Docusign, Inc. (a)	196	10,298
Dolby Laboratories, Inc., Class A	27	1,733
Dropbox, Inc., Class A (a)	117	2,981
D-Wave Quantum, Inc. (Canada) (a)(b)	276	5,857

E*TRADE Trust
First Quarter Report – January 31, 2026 (unaudited)
Portfolio of Investments (cont'd)
E*TRADE No Fee Total Market Index Fund

	Shares	Value
Software (cont'd)
Dynatrace, Inc. (a)	342	$13,027
Elastic NV (a)	83	5,472
EverCommerce, Inc. (a)(b)	34	410
Fair Isaac Corp. (a)	25	36,579
Figma, Inc., Class A (a)	202	5,236
Five9, Inc. (a)	72	1,272
Fortinet, Inc. (a)	642	52,169
Freshworks, Inc., Class A (a)	150	1,617
Gen Digital, Inc.	456	10,939
Gitlab, Inc., Class A (a)	152	5,317
Guidewire Software, Inc. (a)	74	10,416
HubSpot, Inc. (a)	45	12,600
I3 Verticals, Inc., Class A (a)	14	311
Intapp, Inc. (a)	36	1,222
InterDigital, Inc.	34	11,099
Intuit, Inc.	270	134,708
Jamf Holding Corp. (a)	32	418
JFrog Ltd. (a)	103	5,644
Klaviyo, Inc., Class A (a)	59	1,310
Life360, Inc. (a)	52	2,979
LiveRamp Holdings, Inc. (a)	68	1,656
Manhattan Associates, Inc. (a)	70	10,571
MARA Holdings, Inc. (a)(b)	278	2,641
Microsoft Corp.	7,376	3,173,819
N-able, Inc. (a)	51	310
nCino, Inc. (a)	82	1,751
NCR Voyix Corp. (a)	156	1,548
NextNav, Inc. (a)(b)	232	3,331
Nutanix, Inc., Class A (a)	205	8,063
OneSpan, Inc.	24	283
Onestream, Inc. (a)	55	1,299
Oracle Corp.	1,697	279,292
Pagaya Technologies Ltd., Class A (a)	36	698
PagerDuty, Inc. (a)	296	3,138
Palantir Technologies, Inc., Class A (a)	2,161	316,781
Palo Alto Networks, Inc. (a)	664	117,508
PAR Technology Corp. (a)	39	1,022
Pegasystems, Inc.	97	4,238
Procore Technologies, Inc. (a)	61	3,446
PTC, Inc. (a)	128	19,985
Q2 Holdings, Inc. (a)	100	6,125
Qualys, Inc. (a)	80	10,552
Rapid7, Inc. (a)	15	179
RingCentral, Inc., Class A (a)	67	1,734
Riot Platforms, Inc. (a)	293	4,533
Roper Technologies, Inc.	108	40,093
Rubrik, Inc., Class A (a)	182	10,183
SailPoint, Inc. (a)	193	3,028
Salesforce, Inc.	932	197,854
Samsara, Inc., Class A (a)	287	8,050
Sapiens International Corp. NV (Israel) (a)	13	565
SEMrush Holdings, Inc., Class A (a)	39	464
SentinelOne, Inc., Class A (a)	211	2,950
ServiceNow, Inc. (a)	1,038	121,456
ServiceTitan, Inc., Class A (a)	32	2,507
SoundHound AI, Inc., Class A (a)(b)	322	2,724
Sprinklr, Inc., Class A (a)	45	287
Sprout Social, Inc., Class A (a)	18	163
SPS Commerce, Inc. (a)	36	3,213
Strategy, Inc., Class A (a)	285	42,667
Synopsys, Inc. (a)	183	85,116
Tenable Holdings, Inc. (a)	56	1,235
Teradata Corp. (a)	84	2,396
Terawulf, Inc. (a)(b)	309	4,131
Trimble, Inc. (a)	255	17,238
Tyler Technologies, Inc. (a)	41	15,145
UiPath, Inc., Class A (a)	525	6,610
Unity Software, Inc. (a)	319	9,283
Varonis Systems, Inc. (a)	162	4,834
Vertex, Inc., Class A (a)	69	1,280
Weave Communications, Inc. (a)	35	227
Workday, Inc., Class A (a)	226	39,692
Workiva, Inc. (a)	86	6,624
Yext, Inc. (a)	58	415
Zeta Global Holdings Corp., Class A (a)	156	2,898
Zoom Communications, Inc. (a)	284	26,156
Zscaler, Inc. (a)	92	18,401
		5,631,332
Specialized REITs (0.7%)
American Tower Corp. REIT	481	86,234
Crown Castle, Inc. REIT	490	42,537
CubeSmart REIT	176	6,605
Digital Realty Trust, Inc. REIT	341	56,589
EPR Properties REIT	97	5,261
Equinix, Inc. REIT	97	79,630
Extra Space Storage, Inc. REIT	192	26,490
Four Corners Property Trust, Inc. REIT	191	4,708
Gaming & Leisure Properties, Inc. REIT	259	11,590
Gladstone Land Corp. REIT	155	1,728
Iron Mountain, Inc. REIT	299	27,547
Lamar Advertising Co., Class A REIT	66	8,469
Millrose Properties, Inc. REIT	86	2,563
National Storage Affiliates Trust REIT	57	1,813
Outfront Media, Inc. REIT	140	3,405
PotlatchDeltic Corp. REIT	45	1,878
Public Storage REIT	154	42,533
Rayonier, Inc. REIT	76	1,728
Safehold, Inc. REIT	24	339
SBA Communications Corp. REIT	136	25,039
Smartstop Self Storage, Inc. REIT	56	1,761
VICI Properties, Inc. REIT	910	25,553
Weyerhaeuser Co. REIT	667	17,195
		481,195
Specialty Retail (1.8%)
Abercrombie & Fitch Co., Class A (a)	38	3,710
Academy Sports & Outdoors, Inc.	37	2,035
Advance Auto Parts, Inc.	85	4,081

E*TRADE Trust
First Quarter Report – January 31, 2026 (unaudited)
Portfolio of Investments (cont'd)
E*TRADE No Fee Total Market Index Fund

	Shares	Value
Specialty Retail (cont'd)
American Eagle Outfitters, Inc.	149	$3,473
Arhaus, Inc. (a)	43	438
Asbury Automotive Group, Inc. (a)	12	2,814
AutoNation, Inc. (a)	27	5,534
AutoZone, Inc. (a)	16	59,269
Bath & Body Works, Inc.	296	6,453
Best Buy Co., Inc.	196	12,760
Boot Barn Holdings, Inc. (a)	24	4,284
Buckle, Inc.	35	1,655
Burlington Stores, Inc. (a)	65	19,231
Caleres, Inc.	275	3,360
Camping World Holdings, Inc., Class A	27	356
CarMax, Inc. (a)	137	6,102
Carvana Co. (a)	142	56,958
Chewy, Inc., Class A (a)	232	6,753
Dick's Sporting Goods, Inc.	59	11,918
Five Below, Inc. (a)	78	14,948
Floor & Decor Holdings, Inc., Class A (a)	129	8,509
GameStop Corp., Class A (a)	552	13,182
Gap, Inc.	234	6,547
Group 1 Automotive, Inc.	12	4,251
Home Depot, Inc.	983	368,222
Lithia Motors, Inc.	31	10,027
Lowe's Cos., Inc.	569	151,957
Murphy USA, Inc.	17	7,183
National Vision Holdings, Inc. (a)	99	2,609
O'Reilly Automotive, Inc. (a)	812	79,909
Penske Automotive Group, Inc.	10	1,568
Petco Health & Wellness Co., Inc. (a)	105	282
Revolve Group, Inc. (a)	17	470
RH (a)	23	4,573
Ross Stores, Inc.	326	61,500
Sally Beauty Holdings, Inc. (a)	41	624
Shoe Carnival, Inc.	18	343
Signet Jewelers Ltd.	26	2,399
Sonic Automotive, Inc., Class A	6	360
TJX Cos., Inc.	1,094	163,892
Tractor Supply Co.	509	25,898
Ulta Beauty, Inc. (a)	41	26,542
Upbound Group, Inc.	108	2,041
Urban Outfitters, Inc. (a)	47	3,330
Valvoline, Inc. (a)	172	5,628
Victoria's Secret & Co. (a)	91	4,960
Warby Parker, Inc., Class A (a)	91	2,321
Wayfair, Inc., Class A (a)	87	9,004
Williams-Sonoma, Inc.	113	23,125
Winmark Corp.	4	1,803
		1,219,191
Tech Hardware, Storage & Peripherals (6.2%)
Apple, Inc.	14,451	3,749,746
Corsair Gaming, Inc. (a)	56	286
Dell Technologies, Inc., Class C	297	33,989
Diebold Nixdorf, Inc. (a)	33	2,277
GPGI, Inc., Class A (a)	33	778
Hewlett Packard Enterprise Co.	1,210	26,039
HP, Inc.	829	16,116
IonQ, Inc. (a)(b)	310	12,394
NetApp, Inc.	187	18,017
Pure Storage, Inc., Class A (a)	348	24,200
Quantum Computing, Inc. (a)	178	1,650
Sandisk Corp. (a)	133	76,641
Seagate Technology Holdings PLC	206	83,984
Super Micro Computer, Inc. (a)	437	12,721
Western Digital Corp.	349	87,330
		4,146,168
Textiles, Apparel & Luxury Goods (0.3%)
Birkenstock Holding PLC (Germany) (a)	88	3,323
Capri Holdings Ltd. (Virgin Islands, British) (a)	101	2,280
Carter's, Inc.	10	346
Columbia Sportswear Co.	5	276
Crocs, Inc. (a)	46	3,860
Deckers Outdoor Corp. (a)	160	19,094
Figs, Inc., Class A (a)	87	941
G-III Apparel Group Ltd.	14	411
Kontoor Brands, Inc.	43	2,568
Levi Strauss & Co., Class A	91	1,809
Lululemon Athletica, Inc. (a)	110	19,195
NIKE, Inc., Class B	1,087	67,188
Oxford Industries, Inc. (b)	106	3,906
PVH Corp.	37	2,307
Ralph Lauren Corp.	35	12,369
Steven Madden Ltd.	73	3,203
Tapestry, Inc.	248	31,474
Under Armour, Inc., Class A (a)	66	407
Under Armour, Inc., Class C (a)	593	3,600
VF Corp.	312	6,112
Wolverine World Wide, Inc.	84	1,489
		186,158
Tobacco (0.6%)
Altria Group, Inc.	1,635	101,353
Philip Morris International, Inc.	1,561	280,106
Turning Point Brands, Inc.	6	727
Universal Corp.	7	396
		382,582
Trading Companies & Distributors (0.5%)
AerCap Holdings NV (Netherlands)	186	26,721
Air Lease Corp.	81	5,235
Applied Industrial Technologies, Inc.	30	7,812
BlueLinx Holdings, Inc. (a)	5	348
Boise Cascade Co.	32	2,586
Core & Main, Inc., Class A (a)	98	5,229
Custom Truck One Source, Inc. (a)	98	619
Distribution Solutions Group, Inc. (a)	14	397
DNOW, Inc. (a)	55	835
DXP Enterprises, Inc. (a)	4	520
Fastenal Co.	1,202	52,119
Ferguson Enterprises, Inc.	194	48,977

E*TRADE Trust
First Quarter Report – January 31, 2026 (unaudited)
Portfolio of Investments (cont'd)
E*TRADE No Fee Total Market Index Fund

	Shares	Value
Trading Companies & Distributors (cont'd)
FTAI Aviation Ltd.	104	$28,321
GATX Corp.	26	4,730
Global Industrial Co.	184	5,623
Herc Holdings, Inc.	40	5,734
McGrath RentCorp	68	7,595
MSC Industrial Direct Co., Inc., Class A	24	2,024
QXO, Inc. (a)	675	14,972
Rush Enterprises, Inc., Class A	33	2,118
SiteOne Landscape Supply, Inc. (a)	38	5,455
Transcat, Inc. (a)	35	2,111
United Rentals, Inc.	63	49,270
Watsco, Inc.	29	11,207
WESCO International, Inc.	40	11,577
Willis Lease Finance Corp.	3	547
WW Grainger, Inc.	47	50,757
Xometry, Inc., Class A (a)	54	3,085
		356,524
Water Utilities (0.1%)
American States Water Co.	30	2,189
American Water Works Co., Inc.	194	25,051
California Water Service Group	48	2,146
Essential Utilities, Inc.	331	12,840
H2O America	37	1,925
Middlesex Water Co.	34	1,781
Pure Cycle Corp. (a)	537	6,218
York Water Co.	46	1,545
		53,695
Wireless Telecommunication Services (0.1%)
Spok Holdings, Inc.	136	1,872
Telephone & Data Systems, Inc.	114	5,145
T-Mobile U.S., Inc.	475	93,675
		100,692
Total Common Stocks (Cost $59,685,548)		66,472,303

Rights (0.0%)‡
Paragon 28, Inc. CVR, expires 12/31/26 (a)(b)(d)	26	2
Akero Therapeutics, Inc. CVR, expies 6/30/31 (a)(d)	38	25
Total Rights (Cost $27)		27
Short-Term Investments (0.3%)
Investment Company (0.1%)
Morgan Stanley Institutional Liquidity Funds — Government Portfolio — Institutional Class, 3.61% (e) (Cost $79,178)	79,178	79,178
Securities held as Collateral on Loaned Securities (0.2%)
Investment Company (0.2%)
Morgan Stanley Institutional Liquidity Funds — Government Portfolio — Institutional Class, 3.61% (e) (Cost $101,771)	101,771	101,771
Total Short-Term Investments (Cost $180,949)		180,949
Total Investments (100.2%) (Cost $59,866,524) including $167,094 of Securities Loaned (f)		66,653,279
Liabilities in Excess of Other Assets (–0.2%)		(158,464)
Net Assets (100.0%)		$66,494,815

‡	Amount is less than 0.05%.
(a)	Non-income producing security.
(b)	All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at January 31, 2026, were approximately $167,094 and $180,940, respectively. The Fund received cash collateral of approximately $101,771, which was subsequently invested in Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class as reported in the Portfolio of Investments. The remaining collateral of approximately $79,169 was received in the form of U.S. Government obligations, which the Fund cannot sell or re-pledge and accordingly are not reflected in the Portfolio of Investments. The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.
(c)	For the three months ended January 31, 2026, purchases of Morgan Stanley, Common Stock, and its affiliated broker-dealers, which may be deemed affiliates of the Adviser/Administrator and Distributor under the Investment Company Act of 1940, was $54,552.
(d)	Security is valued using significant unobservable inputs and is categorized as Level 3 in the fair value hierarchy.
(e)	The Funds invest in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities.
(f)	At January 31, 2026, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $8,492,375 and the aggregate gross unrealized depreciation is $1,705,620, resulting in net unrealized appreciation of $6,786,755.

ADR	American Depositary Receipt.
CVR	Contingent Value Rights.
IBEX	Índice Bursátil Español.
REIT	Real Estate Investment Trust.

Portfolio Composition*

Classification	Percentage of Total Investments
Other**	64.2%
Semiconductors & Semiconductor Equipment	13.2
Software	8.4
Interactive Media & Services	8.0
Tech Hardware, Storage & Peripherals	6.2
Total Investments	100.0%

*	Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of January 31, 2026.
**	Industries and/or investment types representing less than 5% of total investments.

E*TRADE Trust

First Quarter Report — January 31, 2026 (unaudited)

Portfolio of Investments

E*TRADE No Fee International Index Fund

	Shares	Value
Common Stocks (99.2%)
Australia (6.2%)
AGL Energy Ltd.	1,348	$8,481
ALS Ltd.	712	12,141
Ampol Ltd.	511	10,266
ANZ Group Holdings Ltd.	5,707	145,188
APA Group (Units) (a)	1,973	12,147
Aristocrat Leisure Ltd.	1,149	42,685
ASX Ltd.	398	15,842
Atlas Arteria Ltd. (Units) (a)	1,187	4,096
Aurizon Holdings Ltd.	2,420	6,190
BHP Group Ltd.	9,329	321,313
BlueScope Steel Ltd.	761	15,883
Brambles Ltd.	2,813	43,665
CAR Group Ltd.	578	11,060
Charter Hall Group REIT	789	12,565
Cochlear Ltd.	121	22,554
Coles Group Ltd.	2,259	33,376
Commonwealth Bank of Australia	3,162	327,333
Computershare Ltd.	998	22,665
CSL Ltd.	918	115,677
Dexus REIT	1,509	7,040
EBOS Group Ltd.	651	10,085
Endeavour Group Ltd.	2,592	6,659
Evolution Mining Ltd.	3,754	36,051
Fortescue Ltd.	3,127	45,282
Goodman Group REIT	3,748	79,621
GPT Group REIT	3,605	13,245
Insurance Australia Group Ltd.	4,845	25,544
IREN Ltd. (b)	517	27,784
James Hardie Industries PLC (b)	981	22,354
JB Hi-Fi Ltd.	190	10,705
Lottery Corp. Ltd.	4,201	14,966
Lynas Rare Earths Ltd. (b)	1,957	19,699
Macquarie Group Ltd.	660	96,861
Medibank Pvt Ltd.	4,590	14,728
Mirvac Group REIT	5,295	7,354
National Australia Bank Ltd.	5,611	168,551
NEXTDC Ltd. (b)	1,632	15,079
Northern Star Resources Ltd.	2,592	47,650
Orica Ltd.	811	14,447
Origin Energy Ltd.	3,197	26,220
PLS Group Ltd. (b)	6,160	18,075
Pro Medicus Ltd.	83	10,611
Qantas Airways Ltd.	3,164	22,122
QBE Insurance Group Ltd.	3,034	41,583
Ramsay Health Care Ltd.	500	12,613
REA Group Ltd.	63	8,283
Reece Ltd.	489	5,005
Rio Tinto Ltd. (c)	807	84,077
Santos Ltd.	6,854	33,425
Scentre Group REIT	8,461	23,978
SEEK Ltd.	502	7,291
SGH Ltd.	386	12,371
Sigma Healthcare Ltd.	7,598	16,281
Sonic Healthcare Ltd.	1,106	17,687
South32 Ltd.	8,383	26,556
Stockland REIT	5,234	19,584
Suncorp Group Ltd.	1,698	19,989
Technology One Ltd.	465	8,118
Telstra Group Ltd.	21,896	74,387
TPG Telecom Ltd.	174	469
Transurban Group (Units) (a)	6,197	59,942
Treasury Wine Estates Ltd.	1,065	3,969
Vicinity Ltd. REIT	9,044	15,429
Washington H Soul Pattinson & Co. Ltd.	531	14,217
Wesfarmers Ltd.	2,082	120,103
Westpac Banking Corp.	6,379	171,398
Whitehaven Coal Ltd.	997	6,091
WiseTech Global Ltd.	265	10,618
Woodside Energy Group Ltd.	3,740	66,035
Woolworths Group Ltd.	2,344	50,303
Worley Ltd.	856	7,962
Xero Ltd. (b)	344	22,419
		2,904,043
Austria (0.3%)
ANDRITZ AG	97	8,393
BAWAG Group AG (b)	120	19,521
Erste Group Bank AG	549	71,375
EVN AG	171	5,762
OMV AG	286	16,991
Raiffeisen Bank International AG	190	9,577
Strabag SE	34	3,521
Verbund AG	129	9,465
Vienna Insurance Group AG Wiener Versicherung Gruppe	69	5,424
voestalpine AG	209	9,924
Wienerberger AG	242	7,999
		167,952
Belgium (1.1%)
Ackermans & van Haaren NV	29	8,580
Ageas SA	345	24,506
Anheuser-Busch InBev SA	1,870	134,608
Argenx SE ADR (b)	114	95,817
Azelis Group NV	192	1,901
Colruyt Group NV (c)	17	651
D’ieteren Group	58	13,211
Elia Group SA	51	7,384
Financiere de Tubize SA	27	6,887
Groupe Bruxelles Lambert NV	147	13,910
KBC Group NV	505	71,162
Lotus Bakeries NV	1	11,790
Sofina SA	38	11,074
Solvay SA	38	1,119
Syensqo SA	125	10,520
UCB SA	239	72,829
Warehouses De Pauw CVA REIT	485	13,743
		499,692

E*TRADE Trust

First Quarter Report — January 31, 2026 (unaudited)

Portfolio of Investments (cont’d)

E*TRADE No Fee International Index Fund

	Shares	Value
Canada (11.4%)
Agnico Eagle Mines Ltd.	954	$181,349
Alamos Gold, Inc., Class A	761	28,201
Alimentation Couche-Tard, Inc.	1,298	67,529
AltaGas Ltd.	462	13,935
ARC Resources Ltd.	911	16,907
AtkinsRealis Group, Inc.	262	18,387
Bank of Montreal (c)	1,364	185,690
Bank of Nova Scotia	2,394	178,981
Barrick Mining Corp.	3,238	148,007
BCE, Inc.	1,890	48,858
Bombardier, Inc., Class B (b)	146	24,941
Brookfield Asset Management Ltd., Class A	767	38,106
Brookfield Corp., Class A	4,279	195,056
Brookfield Wealth Solutions Ltd.	112	5,110
CAE, Inc. (b)	524	16,794
Cameco Corp.	817	101,047
Canadian Imperial Bank of Commerce	1,771	163,671
Canadian National Railway Co.	1,032	99,278
Canadian Natural Resources Ltd.	3,755	139,622
Canadian Pacific Kansas City Ltd.	1,799	133,731
Canadian Tire Corp. Ltd., Class A (c)	74	9,104
Canadian Utilities Ltd., Class A	173	5,599
CCL Industries, Inc., Class B	323	19,466
Celestica, Inc. (b)	209	58,730
Cenovus Energy, Inc.	2,259	44,578
CGI, Inc.	377	32,311
Choice Properties REIT	758	8,484
Constellation Software, Inc.	39	71,976
Dollarama, Inc.	497	66,977
Emera, Inc.	636	31,523
Empire Co. Ltd., Class A	299	9,767
Enbridge, Inc.	4,055	197,948
Fairfax Financial Holdings Ltd. (c)	42	69,313
First Quantum Minerals Ltd. (b)	1,209	34,175
FirstService Corp.	74	11,465
Fortis, Inc. (c)	945	50,385
Franco-Nevada Corp.	350	81,929
George Weston Ltd.	280	19,529
GFL Environmental, Inc.	482	20,704
Gildan Activewear, Inc.	200	12,995
Great-West Lifeco, Inc.	540	25,278
Hydro One Ltd.	569	22,494
iA Financial Corp., Inc.	143	17,571
IGM Financial, Inc.	165	7,981
Imperial Oil Ltd.	306	30,916
Intact Financial Corp.	325	59,171
Ivanhoe Mines Ltd., Class A (b)	1,048	13,253
Keyera Corp.	570	19,302
Kinross Gold Corp.	2,401	75,610
Loblaw Cos. Ltd.	938	42,207
Lundin Gold, Inc.	189	14,169
Lundin Mining Corp.	1,346	33,955
Magna International, Inc.	574	29,344
Manulife Financial Corp.	3,198	121,823
Metro, Inc.	378	25,093
National Bank of Canada	735	87,580
Nutrien Ltd.	943	64,926
Onex Corp.	97	8,265
Open Text Corp.	520	13,282
Pan American Silver Corp.	765	41,681
Pembina Pipeline Corp.	1,106	45,957
Power Corp. of Canada	1,053	53,104
Quebecor, Inc., Class B	300	10,943
RB Global, Inc.	332	37,685
Restaurant Brands International, Inc.	593	39,731
Rogers Communications, Inc., Class B	765	28,878
Royal Bank of Canada	2,666	443,899
Saputo, Inc.	409	12,339
Shopify, Inc., Class A (b)	2,226	292,086
Stantec, Inc.	252	24,973
Sun Life Financial, Inc.	1,135	71,518
Suncor Energy, Inc.	2,388	126,218
TC Energy Corp.	2,008	117,739
Teck Resources Ltd., Class B	736	39,501
TELUS Corp.	2,669	37,242
TFI International, Inc.	131	14,078
Thomson Reuters Corp.	279	30,827
Toronto-Dominion Bank	3,181	297,297
Tourmaline Oil Corp.	640	30,288
Wheaton Precious Metals Corp.	878	115,672
WSP Global, Inc.	238	46,009
		5,332,043
China (0.1%)
Alibaba Health Information Technology Ltd. (b)(d)	14,000	11,611
Budweiser Brewing Co. APAC Ltd. (d)	1,800	1,775
BYD Electronic International Co. Ltd. (d)	1,500	6,405
China Gas Holdings Ltd. (d)	4,200	4,160
China Mengniu Dairy Co. Ltd. (d)	5,000	10,442
Chow Tai Fook Jewellery Group Ltd. (d)	2,800	5,146
Fosun International Ltd. (c)(d)	4,500	2,394
Geely Automobile Holdings Ltd. (d)	10,000	20,585
Qingdao Port International Co. Ltd., Class H (d)	4,000	3,845
Xinyi Glass Holdings Ltd. (c)(d)	3,000	3,920
		70,283
Denmark (1.7%)
AP Moller - Maersk AS, Class A	15	36,988
Carlsberg AS, Class B	202	27,462
Coloplast AS, Class B	241	20,544
Danske Bank AS	1,167	59,456
DSV AS	365	102,633
Genmab AS (b)	119	38,769
Novo Nordisk AS, Class B	5,987	355,503
Novonesis Novozymes B, Class B	665	40,747
Orsted AS (b)	806	18,131
Pandora AS	131	10,604

E*TRADE Trust

First Quarter Report — January 31, 2026 (unaudited)

Portfolio of Investments (cont’d)

E*TRADE No Fee International Index Fund

	Shares	Value
Denmark (cont’d)
Tryg AS	703	$17,085
Vestas Wind Systems AS	1,938	58,743
		786,665
Faroe Islands (0.0%)‡
Bakkafrost P/F	105	5,072

Finland (1.0%)
Elisa OYJ	218	9,643
Fortum OYJ	701	16,559
Kesko OYJ, Class B	409	10,345
Kone OYJ, Class B	671	48,221
Metso OYJ	1,345	26,296
Neste OYJ	703	17,958
Nokia OYJ	10,090	64,989
Nordea Bank Abp	5,705	110,223
Orion OYJ, Class B	167	13,811
Sampo OYJ, Class A	4,346	48,468
Stora Enso OYJ, Class R	1,129	12,997
UPM-Kymmene OYJ	1,053	29,050
Wartsila OYJ Abp	1,020	41,351
		449,911
France (8.0%)
Air Liquide SA	1,067	199,809
Airbus SE	1,088	249,097
ArcelorMittal SA	862	46,814
AXA SA	3,266	148,927
BNP Paribas SA	1,850	200,045
Bollore SE	1,101	6,277
Bouygues SA	377	20,378
Capgemini SE	315	48,944
Cie de Saint-Gobain SA	817	80,642
Cie Generale des Etablissements Michelin SCA	1,159	43,040
Credit Agricole SA	1,707	36,968
Danone SA	1,240	97,166
Dassault Systemes SE	1,329	36,554
Engie SA	3,308	98,765
EssilorLuxottica SA	555	169,661
Hermes International SCA	60	144,360
Kering SA	133	41,520
Legrand SA	498	79,510
L’Oreal SA	431	198,018
LVMH Moet Hennessy Louis Vuitton SE	492	317,539
Orange SA	3,608	67,073
Pernod Ricard SA	357	31,922
Publicis Groupe SA	468	46,776
Safran SA	672	240,100
Sanofi SA	2,050	193,363
Sartorius Stedim Biotech	50	11,173
Schneider Electric SE	1,035	296,736
Societe Generale SA	1,276	111,815
STMicroelectronics NV	1,229	34,705
Thales SA	151	46,225
TotalEnergies SE	3,843	279,496
Vinci SA	894	128,543
		3,751,961
Germany (7.6%)
adidas AG	313	55,496
Allianz SE (Registered)	732	322,315
BASF SE	1,725	93,519
Bayer AG (Registered)	1,850	97,850
Bayerische Motoren Werke AG	449	46,238
Bayerische Motoren Werke AG (Preference)	205	21,145
Beiersdorf AG	171	20,397
BioNTech SE ADR (b)	168	19,331
Commerzbank AG	1,299	53,395
Continental AG	192	15,108
Daimler Truck Holding AG	969	46,918
Deutsche Bank AG (Registered)	3,450	136,141
Deutsche Boerse AG	331	83,818
Deutsche Post AG (Registered)	1,779	99,497
Deutsche Telekom AG (Registered)	6,795	228,028
Dr. Ing hc F Porsche AG (Preference)	130	6,326
E.ON SE	4,114	87,257
Fresenius Medical Care AG	385	17,332
Fresenius SE & Co. KGaA	791	44,247
Hannover Rueck SE (Registered)	122	34,495
Hapag-Lloyd AG	4	575
Heidelberg Materials AG	243	66,551
Henkel AG & Co. KGaA	189	15,602
Henkel AG & Co. KGaA (Preference)	359	31,539
Infineon Technologies AG	2,399	117,269
Knorr-Bremse AG	102	11,876
Mercedes-Benz Group AG (Registered)	1,334	91,171
Merck KGaA	225	33,523
MTU Aero Engines AG	104	46,236
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	248	150,307
Rheinmetall AG	86	182,221
RWE AG	1,245	79,062
SAP SE	1,931	385,753
Sartorius AG (Preference)	45	12,577
Siemens AG (Registered)	1,387	419,332
Siemens Energy AG (b)	1,392	237,169
Siemens Healthineers AG	635	31,695
Symrise AG, Class A	216	18,184
Talanx AG	102	12,865
Volkswagen AG	84	10,195
Volkswagen AG (Preference)	344	41,729
Vonovia SE	1,236	36,189
		3,560,473
Hong Kong (1.8%)
AIA Group Ltd.	20,000	230,750
Cathay Pacific Airways Ltd.	2,000	3,136
CK Asset Holdings Ltd.	3,500	20,504
CK Hutchison Holdings Ltd.	5,500	44,348
CK Infrastructure Holdings Ltd.	1,000	8,213

E*TRADE Trust

First Quarter Report — January 31, 2026 (unaudited)

Portfolio of Investments (cont’d)

E*TRADE No Fee International Index Fund

	Shares	Value
Hong Kong (cont’d)
CLP Holdings Ltd.	3,500	$33,084
CSPC Pharmaceutical Group Ltd.	14,000	17,174
Futu Holdings Ltd. ADR (b)	108	17,558
Galaxy Entertainment Group Ltd.	4,000	20,323
Hang Lung Properties Ltd.	1,000	1,207
Henderson Land Development Co. Ltd.	2,000	7,955
HK Electric Investments & HK Electric Investments Ltd. (Units) (a)	4,500	3,847
HKT Trust & HKT Ltd. (Units) (a)	8,000	11,989
Hong Kong & China Gas Co. Ltd.	24,000	22,604
Hong Kong Exchanges & Clearing Ltd.	2,300	126,802
Hongkong Land Holdings Ltd.	2,000	16,970
Jardine Matheson Holdings Ltd.	400	29,151
Link REIT	5,000	22,989
MTR Corp. Ltd.	3,500	15,476
Power Assets Holdings Ltd.	2,500	19,392
Sands China Ltd.	4,400	9,549
Sino Biopharmaceutical Ltd.	20,000	16,970
Sino Land Co. Ltd.	6,000	9,029
SITC International Holdings Co. Ltd.	2,000	7,468
Sun Hung Kai Properties Ltd.	2,500	40,147
Swire Pacific Ltd., Class A	500	4,825
Swire Properties Ltd.	1,400	4,243
Techtronic Industries Co. Ltd.	2,500	34,129
WH Group Ltd.	13,500	15,931
Wharf Holdings Ltd.	3,000	9,700
Wharf Real Estate Investment Co. Ltd.	2,000	6,944
		832,407
Ireland (0.4%)
AIB Group PLC	4,261	47,630
Bank of Ireland Group PLC	1,649	33,504
Kerry Group PLC, Class A	323	28,712
Kingspan Group PLC	300	26,122
Ryanair Holdings PLC	1,773	60,174
		196,142
Israel (1.4%)
Airport City Ltd. (b)	286	5,320
Amot Investments Ltd.	114	883
Azrieli Group Ltd.	57	7,644
Bank Hapoalim BM	2,643	65,339
Bank Leumi Le-Israel BM	2,843	68,344
Bezeq The Israeli Telecommunication Corp. Ltd.	3,752	9,636
Big Shopping Centers Ltd.	38	9,140
Camtek Ltd. (b)	38	5,679
Cellebrite DI Ltd. (b)	115	1,692
Check Point Software Technologies Ltd. (b)	152	27,285
Clal Insurance Enterprises Holdings Ltd.	125	9,091
CyberArk Software Ltd. (b)	96	41,360
Delek Group Ltd.	15	4,221
Elbit Systems Ltd.	47	33,243
Energix-Renewable Energies Ltd.	1,243	7,901
Enlight Renewable Energy Ltd. (b)	325	18,341
Fattal Holdings 1998 Ltd. (b)	4	823
First International Bank of Israel Ltd.	116	9,849
Global-e Online Ltd. (b)	149	5,446
Harel Insurance Investments & Financial Services Ltd.	296	13,577
ICL Group Ltd.	898	4,876
Israel Corp. Ltd.	9	2,690
Israel Discount Bank Ltd., Class A	2,247	26,473
Melisron Ltd.	41	5,372
Menora Mivtachim Holdings Ltd.	56	7,196
Migdal Insurance & Financial Holdings Ltd. (b)	916	4,915
Mivne Real Estate KD Ltd.	898	4,185
Mizrahi Tefahot Bank Ltd.	340	26,598
Monday.com Ltd. (b)	61	7,000
Next Vision Stabilized Systems Ltd.	110	9,922
Nice Ltd. (b)	98	10,366
Nova Ltd. (b)	63	30,753
Oddity Tech Ltd., Class A (b)	80	2,627
OPC Energy Ltd. (b)	189	5,141
Phoenix Financial Ltd.	410	19,900
Plus500 Ltd.	81	4,662
Shapir Engineering & Industry Ltd.	409	3,930
Shufersal Ltd.	410	5,295
Strauss Group Ltd.	118	4,453
Teva Pharmaceutical Industries Ltd. (b)	2,123	72,030
Tower Semiconductor Ltd. (b)	198	26,145
Wix.com Ltd. (b)	121	10,508
		639,851
Italy (2.8%)
A2A SpA	2,302	6,945
Banca Mediolanum SpA	436	10,228
Banca Monte dei Paschi di Siena SpA	3,402	35,292
Banco BPM SpA	2,238	33,546
BPER Banca SpA	2,522	35,518
Davide Campari-Milano NV	1,329	9,472
Enel SpA	14,557	160,834
Eni SpA	3,806	77,791
Ferrari NV	225	75,048
FinecoBank Banca Fineco SpA	1,201	31,839
Generali	1,648	67,223
Infrastrutture Wireless Italiane SpA (c)	349	3,085
Intesa Sanpaolo SpA	28,122	199,086
Leonardo SpA	788	52,659
Moncler SpA	434	25,286
Nexi SpA	685	2,925
Poste Italiane SpA	833	21,940
PRADA SpA (d)	700	3,579
Prysmian SpA	504	59,695
Recordati Industria Chimica e Farmaceutica SpA	192	10,579
Snam SpA	3,314	22,776
Stellantis NV	3,832	37,601
Telecom Italia SpA (b)	29,974	21,659
Tenaris SA	682	15,149
Terna - Rete Elettrica Nazionale	3,005	32,563

E*TRADE Trust

First Quarter Report — January 31, 2026 (unaudited)

Portfolio of Investments (cont’d)

E*TRADE No Fee International Index Fund

	Shares	Value
Italy (cont’d)
UniCredit SpA	2,653	$231,198
Unipol Assicurazioni SpA	537	11,960
		1,295,476
Japan (21.4%)
ABC-Mart, Inc.	100	1,602
Acom Co. Ltd.	200	662
Advantest Corp.	1,400	231,541
Aeon Co. Ltd.	4,900	67,020
AGC, Inc.	300	11,070
Air Water, Inc.	300	4,554
Aisin Corp.	800	14,332
Ajinomoto Co., Inc.	1,500	34,315
Alfresa Holdings Corp.	400	6,442
ALSOK Co. Ltd.	800	6,198
Amada Co. Ltd.	900	11,530
ANA Holdings, Inc.	800	15,532
Asahi Group Holdings Ltd.	2,600	27,219
Asahi Intecc Co. Ltd.	300	5,001
Asahi Kasei Corp.	2,700	26,193
Asics Corp.	1,300	31,294
Astellas Pharma, Inc.	3,500	48,685
Azbil Corp.	1,000	8,752
Bandai Namco Holdings, Inc.	1,000	25,949
BayCurrent, Inc.	200	7,047
Bridgestone Corp.	2,000	45,028
Brother Industries Ltd.	400	8,155
Canon, Inc.	1,800	54,790
Capcom Co. Ltd.	500	12,744
Central Japan Railway Co.	1,800	50,216
Chiba Bank Ltd.	1,100	14,893
Chubu Electric Power Co., Inc.	1,300	18,887
Chugai Pharmaceutical Co. Ltd.	1,200	68,545
Coca-Cola Bottlers Japan Holdings, Inc.	400	8,923
Cosmos Pharmaceutical Corp.	100	4,480
CyberAgent, Inc.	700	6,350
Dai Nippon Printing Co. Ltd.	800	14,354
Daifuku Co. Ltd.	700	25,111
Dai-ichi Life Holdings, Inc.	7,100	62,438
Daiichi Sankyo Co. Ltd.	3,200	58,623
Daikin Industries Ltd.	500	59,915
Daito Trust Construction Co. Ltd.	500	10,149
Daiwa House Industry Co. Ltd.	1,100	37,481
Daiwa House Investment Corp. REIT	11	9,585
Daiwa Securities Group, Inc.	2,700	26,310
Denso Corp.	3,200	44,399
Dentsu Group, Inc.	300	5,823
Disco Corp.	200	85,250
East Japan Railway Co.	2,000	50,208
Ebara Corp.	900	27,247
Eisai Co. Ltd.	600	16,728
Electric Power Development Co. Ltd.	300	6,371
ENEOS Holdings, Inc.	4,800	40,569
FANUC Corp.	1,700	68,263
Fast Retailing Co. Ltd.	300	114,460
Food & Life Cos. Ltd.	200	10,926
Fuji Electric Co. Ltd.	300	21,370
Fuji Media Holdings, Inc.	200	5,036
FUJIFILM Holdings Corp.	2,200	43,946
Fujikura Ltd.	500	62,843
Fujitsu Ltd.	3,500	97,250
Fukuoka Financial Group, Inc.	300	10,909
GLP J-Reit REIT	7	6,435
GMO Payment Gateway, Inc.	100	5,776
Hakuhodo DY Holdings, Inc.	400	2,989
Hamamatsu Photonics KK	600	6,705
Hankyu Hanshin Holdings, Inc.	500	13,961
Haseko Corp.	500	10,248
Hirose Electric Co. Ltd.	100	10,796
Hitachi Construction Machinery Co. Ltd.	100	3,270
Hitachi Ltd.	8,300	288,011
Honda Motor Co. Ltd.	9,000	90,518
Hoshizaki Corp.	200	6,593
Hoya Corp.	600	100,653
Hulic Co. Ltd.	800	9,534
Ibiden Co. Ltd.	500	26,357
Idemitsu Kosan Co. Ltd.	1,400	11,879
IHI Corp.	2,100	48,586
Iida Group Holdings Co. Ltd.	300	4,955
Inpex Corp.	1,500	33,606
Isetan Mitsukoshi Holdings Ltd.	800	12,839
Isuzu Motors Ltd.	1,100	17,721
ITOCHU Corp.	11,700	149,790
J Front Retailing Co. Ltd.	300	4,380
Japan Airlines Co. Ltd.	1,000	18,895
Japan Exchange Group, Inc.	1,800	19,642
Japan Metropolitan Fund Invest REIT	17	13,380
Japan Post Bank Co. Ltd.	2,700	47,972
Japan Post Holdings Co. Ltd.	3,100	37,302
Japan Post Insurance Co. Ltd.	400	12,389
Japan Real Estate Investment Corp. REIT	11	8,875
Japan Tobacco, Inc.	2,000	72,283
JFE Holdings, Inc.	1,400	18,848
JX Advanced Metals Corp.	900	14,563
Kajima Corp.	800	32,637
Kansai Electric Power Co., Inc.	1,600	25,528
Kansai Paint Co. Ltd.	400	6,384
Kao Corp.	900	36,002
Kawasaki Heavy Industries Ltd.	300	25,043
Kawasaki Kisen Kaisha Ltd. (c)	600	8,670
KDDI Corp.	5,800	97,927
Keio Corp.	200	4,988
Keisei Electric Railway Co. Ltd.	800	6,322
Kewpie Corp.	200	5,613
Keyence Corp.	300	110,058
Kikkoman Corp.	1,300	11,759
Kinden Corp.	200	8,850
Kintetsu Group Holdings Co. Ltd.	300	6,226

E*TRADE Trust

First Quarter Report — January 31, 2026 (unaudited)

Portfolio of Investments (cont’d)

E*TRADE No Fee International Index Fund

	Shares	Value
Japan (cont’d)
Kioxia Holdings Corp. (b)	200	$27,357
Kirin Holdings Co. Ltd.	1,400	21,766
Kobayashi Pharmaceutical Co. Ltd.	200	6,995
Kobe Bussan Co. Ltd.	200	4,888
Koei Tecmo Holdings Co. Ltd.	200	2,218
Koito Manufacturing Co. Ltd.	300	4,697
Kokusai Electric Corp.	300	12,455
Komatsu Ltd.	1,600	61,240
Konami Group Corp.	200	29,205
Kubota Corp.	1,900	29,111
Kuraray Co. Ltd.	400	4,318
Kurita Water Industries Ltd.	200	10,004
Kyocera Corp.	2,400	36,007
Kyoto Financial Group, Inc.	700	16,911
Kyowa Kirin Co. Ltd.	500	8,117
Kyushu Electric Power Co., Inc.	700	7,792
Kyushu Railway Co.	400	10,186
Lasertec Corp.	100	22,974
Lixil Corp.	400	4,589
LY Corp.	4,100	10,498
M3, Inc.	600	7,403
Makita Corp.	400	13,898
Marubeni Corp.	2,700	89,500
Marui Group Co. Ltd.	200	3,914
MatsukiyoCocokara & Co.	500	8,009
Mazda Motor Corp. (c)	1,500	11,543
McDonald’s Holdings Co. Japan Ltd.	100	4,336
Mebuki Financial Group, Inc.	1,100	8,299
Medipal Holdings Corp.	300	5,437
MEIJI Holdings Co. Ltd.	600	14,077
Metaplanet, Inc. (b)(c)	2,100	5,927
Minebea Mitsumi, Inc.	700	14,306
MISUMI Group, Inc.	500	8,265
Mitsubishi Chemical Group Corp.	2,700	17,826
Mitsubishi Corp.	6,400	170,024
Mitsubishi Electric Corp.	3,600	112,543
Mitsubishi Estate Co. Ltd.	2,200	56,069
Mitsubishi Gas Chemical Co., Inc.	300	5,951
Mitsubishi HC Capital, Inc.	1,200	10,472
Mitsubishi Heavy Industries Ltd.	6,000	176,664
Mitsubishi Motors Corp.	900	2,212
Mitsubishi UFJ Financial Group, Inc.	21,700	392,995
Mitsui & Co. Ltd.	4,500	146,993
Mitsui Chemicals, Inc.	800	11,689
Mitsui Fudosan Co. Ltd.	5,400	61,921
Mitsui OSK Lines Ltd. (c)	600	18,807
Mizuho Financial Group, Inc.	4,600	199,722
MonotaRO Co. Ltd.	600	8,093
MS&AD Insurance Group Holdings, Inc.	2,500	63,694
Murata Manufacturing Co. Ltd.	3,200	65,010
NEC Corp.	2,300	77,969
Nexon Co. Ltd.	600	14,354
NGK Insulators Ltd.	600	14,375
NH Foods Ltd.	100	4,540
Nichirei Corp.	300	3,723
NIDEC Corp.	1,600	22,888
Nikon Corp.	400	5,035
Nintendo Co. Ltd.	2,200	136,236
Nippon Building Fund, Inc. REIT	13	12,059
Nippon Express Holdings, Inc.	400	9,086
Nippon Paint Holdings Co. Ltd.	2,100	13,944
Nippon Prologis, Inc. REIT	10	5,835
Nippon Sanso Holdings Corp.	300	9,103
Nippon Steel Corp.	9,600	40,004
Nippon Television Holdings, Inc.	200	4,807
Nippon Yusen KK	700	23,005
Nissan Chemical Corp.	200	6,894
Nissan Motor Co. Ltd. (b)	4,700	11,456
Nisshin Seifun Group, Inc.	400	5,079
Nissin Foods Holdings Co. Ltd. (c)	300	6,087
Niterra Co. Ltd.	300	13,117
Nitori Holdings Co. Ltd.	800	13,675
Nitto Denko Corp.	1,400	31,113
Nomura Holdings, Inc.	5,700	51,655
Nomura Real Estate Holdings, Inc.	800	5,316
Nomura Real Estate Master Fund, Inc. REIT	5	5,403
Nomura Research Institute Ltd.	700	21,294
NTT, Inc.	104,600	105,110
Obayashi Corp.	1,200	27,088
OBIC Business Consultants Co. Ltd.	100	4,430
Obic Co. Ltd.	700	19,456
Odakyu Electric Railway Co. Ltd.	500	5,356
Oji Holdings Corp.	1,800	10,662
Olympus Corp.	2,200	26,278
Omron Corp.	300	7,654
Ono Pharmaceutical Co. Ltd.	900	13,408
Open House Group Co. Ltd.	100	5,884
Oracle Corp. Japan	100	6,766
Oriental Land Co. Ltd.	2,300	40,265
ORIX Corp.	2,100	63,998
Orix J-Reit, Inc. REIT	13	8,706
Osaka Gas Co. Ltd.	700	26,280
Otsuka Corp.	300	5,948
Otsuka Holdings Co. Ltd.	800	47,895
Pan Pacific International Holdings Corp.	3,600	21,314
Panasonic Holdings Corp.	4,300	58,956
Persol Holdings Co. Ltd.	3,700	6,480
Rakuten Bank Ltd. (b)	200	9,572
Rakuten Group, Inc. (b)	3,100	18,587
Recruit Holdings Co. Ltd.	2,800	147,487
Renesas Electronics Corp. (b)	3,100	51,539
Resona Holdings, Inc.	3,800	44,308
Resonac Holdings Corp.	300	17,422
Ricoh Co. Ltd.	1,300	11,503
Rinnai Corp.	300	7,880
Rohm Co. Ltd.	600	10,507
Rohto Pharmaceutical Co. Ltd.	500	8,278

E*TRADE Trust

First Quarter Report — January 31, 2026 (unaudited)

Portfolio of Investments (cont’d)

E*TRADE No Fee International Index Fund

	Shares	Value
Japan (cont’d)
Ryohin Keikaku Co. Ltd.	900	$17,950
Sanrio Co. Ltd.	300	9,282
Santen Pharmaceutical Co. Ltd.	500	5,625
Sanwa Holdings Corp.	500	11,326
SBI Holdings, Inc.	1,000	22,614
SCREEN Holdings Co. Ltd.	200	25,471
Secom Co. Ltd.	700	25,643
Sega Sammy Holdings, Inc.	200	3,137
Seibu Holdings, Inc.	300	7,949
Seiko Epson Corp.	400	5,147
Sekisui Chemical Co. Ltd.	700	12,381
Sekisui House Ltd.	1,100	24,515
Seven & i Holdings Co. Ltd.	4,600	65,875
SG Holdings Co. Ltd.	500	4,813
Sharp Corp. (b)	700	3,195
Shimadzu Corp.	400	10,841
Shimamura Co. Ltd.	100	6,702
Shimano, Inc.	100	11,399
Shimizu Corp.	1,200	21,311
Shin-Etsu Chemical Co. Ltd.	3,100	101,942
Shionogi & Co. Ltd.	1,400	28,825
Shiseido Co. Ltd.	900	15,372
Shizuoka Financial Group, Inc.	800	13,069
SMC Corp.	128	49,763
SoftBank Corp.	55,600	75,575
SoftBank Group Corp.	7,400	202,075
Sojitz Corp.	400	14,586
Sompo Holdings, Inc.	1,700	58,624
Sony Group Corp.	11,300	249,141
Square Enix Holdings Co. Ltd.	400	6,913
Stanley Electric Co. Ltd.	300	5,910
Subaru Corp.	1,200	25,762
Sugi Holdings Co. Ltd.	100	2,298
Sumitomo Chemical Co. Ltd.	3,700	11,256
Sumitomo Corp.	1,900	77,157
Sumitomo Electric Industries Ltd.	1,300	56,913
Sumitomo Forestry Co. Ltd.	1,100	11,927
Sumitomo Heavy Industries Ltd.	300	9,340
Sumitomo Metal Mining Co. Ltd.	400	22,603
Sumitomo Mitsui Financial Group, Inc.	7,300	256,890
Sumitomo Mitsui Trust Group, Inc.	1,200	40,079
Sumitomo Realty & Development Co. Ltd.	1,700	47,340
Sumitomo Rubber Industries Ltd.	300	4,835
Sundrug Co. Ltd.	100	2,663
Suntory Beverage & Food Ltd.	200	6,336
Suzuki Motor Corp.	2,800	38,178
Sysmex Corp.	800	7,570
T&D Holdings, Inc.	900	22,229
Taisei Corp.	300	29,924
Takeda Pharmaceutical Co. Ltd.	2,800	95,311
TBS Holdings, Inc.	200	7,755
TDK Corp.	3,400	43,871
Terumo Corp.	2,600	34,011
TIS, Inc.	500	14,549
Tobu Railway Co. Ltd.	300	5,296
Toho Co. Ltd.	200	10,196
Tohoku Electric Power Co., Inc.	600	4,328
Tokio Marine Holdings, Inc.	3,300	122,999
Tokyo Century Corp.	400	5,572
Tokyo Electric Power Co. Holdings, Inc. (b)	2,200	8,264
Tokyo Electron Ltd.	846	225,424
Tokyo Gas Co. Ltd.	700	31,056
Tokyo Metro Co. Ltd. (c)	600	6,407
Tokyu Corp.	1,300	14,677
Tokyu Fudosan Holdings Corp.	1,200	11,111
TOPPAN Holdings, Inc.	600	18,534
Toray Industries, Inc.	2,200	16,228
Tosoh Corp.	400	6,528
TOTO Ltd.	200	6,286
Toyo Suisan Kaisha Ltd.	200	14,279
Toyota Industries Corp.	190	24,312
Toyota Motor Corp.	20,000	453,310
Toyota Tsusho Corp.	1,200	43,703
Trend Micro, Inc.	246	9,650
Tsuruha Holdings, Inc. (c)	300	4,780
Unicharm Corp.	2,200	13,361
United Urban Investment Corp. REIT	8	9,243
USS Co. Ltd.	900	9,944
West Japan Railway Co.	900	18,391
Yakult Honsha Co. Ltd. (c)	400	6,464
Yamada Holdings Co. Ltd.	1,000	3,506
Yamaha Corp.	700	5,088
Yamaha Motor Co. Ltd.	2,100	15,859
Yamato Holdings Co. Ltd.	400	5,230
Yamazaki Baking Co. Ltd.	400	8,475
Yaskawa Electric Corp.	400	12,768
Yokogawa Electric Corp.	400	13,336
Yokohama Financial Group, Inc.	2,400	21,859
Yokohama Rubber Co. Ltd.	200	7,894
Zensho Holdings Co. Ltd.	200	10,839
ZOZO, Inc.	700	5,782
		10,060,014
Luxembourg (0.0%)‡
Zabka Group SA (b)	905	5,502

Macau (0.0%)‡
MGM China Holdings Ltd. (d)	1,600	2,555

Netherlands (4.3%)
ABN AMRO Bank NV CVA	991	36,512
Adyen NV (b)	52	77,108
AerCap Holdings NV	305	43,816
ASM International NV	90	75,585
ASML Holding NV	719	1,030,978
Coca-Cola Europacific Partners PLC	374	34,296
CVC Capital Partners PLC	1,290	22,919
DSM-Firmenich AG	437	34,459
EXOR NV	182	14,943
Heineken Holding NV	214	15,906

E*TRADE Trust

First Quarter Report — January 31, 2026 (unaudited)

Portfolio of Investments (cont’d)

E*TRADE No Fee International Index Fund

	Shares	Value
Netherlands (cont’d)
Heineken NV	558	$46,063
ING Groep NV	5,416	159,723
InPost SA (b)	325	5,094
Koninklijke Ahold Delhaize NV	1,657	64,789
Koninklijke KPN NV	6,565	32,152
Koninklijke Philips NV	1,655	47,525
Magnum Ice Cream Co. NV (b)	767	13,618
Nebius Group NV (b)(c)	401	34,161
Prosus NV (b)	2,444	140,533
Universal Music Group NV	1,914	46,926
Wolters Kluwer NV	408	38,312
		2,015,418
New Zealand (0.2%)
a2 Milk Co. Ltd.	964	5,729
Auckland International Airport Ltd.	3,119	15,542
Contact Energy Ltd.	1,636	9,220
Fisher & Paykel Healthcare Corp. Ltd.	1,052	24,576
Infratil Ltd.	1,112	7,397
Mainfreight Ltd.	156	6,315
Mercury NZ Ltd.	864	3,296
Meridian Energy Ltd.	2,756	9,350
Spark New Zealand Ltd.	2,196	2,989
		84,414
Norway (0.6%)
Aker ASA, Class A	69	6,355
Aker BP ASA	722	21,254
DNB Bank ASA	1,525	43,727
Equinor ASA	983	26,422
Frontline PLC	180	5,124
Gjensidige Forsikring ASA	342	9,734
Kongsberg Gruppen ASA	810	27,824
Leroy Seafood Group ASA	141	695
Mowi ASA	871	20,078
Nordic Semiconductor ASA (b)	247	3,317
Norsk Hydro ASA	2,371	21,049
Orkla ASA	1,533	18,240
Protector Forsikring ASA	47	2,546
Salmar ASA	126	7,506
SpareBank 1 SMN	191	3,838
SpareBank 1 Sor-Norge ASA	476	9,596
Sparebanken Norge	198	3,945
Storebrand ASA	702	12,285
Telenor ASA	1,118	18,841
TOMRA Systems ASA	709	9,406
Var Energi ASA	1,947	7,119
Vend Marketplaces ASA, Class B	439	12,154
Wallenius Wilhelmsen ASA	384	4,462
Yara International ASA	241	11,077
		306,594
Poland (0.5%)
Allegro.eu SA (b)	1,507	12,380
Asseco Poland SA	102	6,211
Bank Millennium SA (b)	985	4,765
Bank Polska Kasa Opieki SA	402	24,449
Budimex SA	30	5,799
CCC SA (b)	67	2,214
CD Projekt SA	113	8,249
Dino Polska SA (b)	900	9,522
KGHM Polska Miedz SA (b)	259	24,032
LPP SA	2	11,045
mBank SA (b)	17	4,959
ORLEN SA	1,074	32,642
PGE Polska Grupa Energetyczna SA (b)	2,710	7,643
Powszechna Kasa Oszczednosci Bank Polski SA	1,632	42,450
Powszechny Zaklad Ubezpieczen SA	1,120	22,037
Santander Bank Polska SA	60	9,413
		227,810
Portugal (0.1%)
Banco Comercial Portugues SA, Class R	12,337	13,354
EDP SA	5,685	29,070
Galp Energia SGPS SA	660	13,132
Jeronimo Martins SGPS SA	466	10,989
Navigator Co. SA	780	2,952
		69,497
Singapore (1.5%)
CapitaLand Ascendas REIT (b)	6,800	15,218
CapitaLand Integrated Commercial Trust REIT (b)	13,037	24,476
CapitaLand Investment Ltd.	3,700	8,958
City Developments Ltd.	700	5,101
DBS Group Holdings Ltd.	3,800	176,633
Genting Singapore Ltd.	12,100	6,986
Grab Holdings Ltd., Class A (b)	5,830	25,069
Hafnia Ltd.	845	5,180
Keppel Ltd.	2,900	24,948
Mapletree Industrial Trust REIT	3,500	5,802
Mapletree Logistics Trust REIT	4,800	5,107
Mapletree Pan Asia Commercial Trust REIT	4,000	4,587
Oversea-Chinese Banking Corp. Ltd.	6,100	101,806
SATS Ltd.	800	2,383
Sea Ltd. ADR (b)	543	63,254
Seatrium Ltd.	6,000	9,950
Sembcorp Industries Ltd.	1,400	6,634
Singapore Airlines Ltd.	2,500	12,480
Singapore Exchange Ltd.	1,700	23,555
Singapore Technologies Engineering Ltd.	2,400	18,450
Singapore Telecommunications Ltd.	13,400	48,357
United Overseas Bank Ltd.	2,400	72,334
UOL Group Ltd.	600	5,124
Wilmar International Ltd.	3,600	9,612
Yangzijiang Shipbuilding Holdings Ltd.	4,200	11,031
		693,035
Spain (3.1%)
ACS Actividades de Construccion y Servicios SA	298	33,435
Aena SME SA	1,280	39,754
Amadeus IT Group SA	883	59,202
Banco Bilbao Vizcaya Argentaria SA	10,749	272,849
Banco Santander SA	27,357	349,296

E*TRADE Trust

First Quarter Report — January 31, 2026 (unaudited)

Portfolio of Investments (cont’d)

E*TRADE No Fee International Index Fund

	Shares	Value
Spain (cont’d)
CaixaBank SA	6,425	$84,811
Cellnex Telecom SA	1,236	38,230
Endesa SA	560	20,672
Ferrovial SE	960	64,843
Iberdrola SA (b)	11,615	261,137
Industria de Diseno Textil SA	2,101	136,712
International Consolidated Airlines Group SA	6,122	35,171
Naturgy Energy Group SA	178	5,589
Repsol SA	2,079	40,959
Telefonica SA (c)	6,981	28,261
		1,470,921
Sweden (3.2%)
AAK AB	449	12,564
AddTech AB, Class B	400	12,988
Alfa Laval AB	521	30,177
Assa Abloy AB, Class B	1,917	77,512
Atlas Copco AB, Class A	7,691	152,796
Avanza Bank Holding AB	178	6,935
Axfood AB	336	11,512
Beijer Ref AB, Class B	757	10,776
Boliden AB (b)	488	34,173
Castellum AB	960	11,868
Coffee Stain Group AB, Class B (b)(c)	283	589
Embracer Group AB (b)	283	1,550
Epiroc AB, Class A	2,048	54,833
EQT AB	1,045	39,664
Essity AB, Class B	1,235	36,567
Evolution AB	222	14,421
Fastighets AB Balder, Class B (b)	1,152	8,689
Getinge AB, Class B	382	8,370
H & M Hennes & Mauritz AB, Class B	830	16,621
Hexagon AB, Class B	4,156	46,859
Holmen AB, Class B	130	4,873
Husqvarna AB, Class B	582	2,973
Industrivarden AB, Class A	483	24,163
Indutrade AB	415	9,742
Investment AB Latour, Class B	264	6,574
Investor AB, Class A	4,395	169,083
L E Lundbergforetagen AB, Class B	102	6,076
Lifco AB, Class B	406	13,951
Nibe Industrier AB, Class B	2,751	10,538
Nordnet AB publ	178	5,759
Saab AB, Class B	598	46,658
Sagax AB, Class B	651	14,355
Sandvik AB	1,967	77,670
Sectra AB, Class B	205	5,069
Securitas AB, Class B	1,163	19,232
Skandinaviska Enskilda Banken AB, Class A	2,907	62,484
Skanska AB, Class B	513	15,581
SKF AB, Class B	540	14,119
SSAB AB, Class A	1,866	15,397
Svenska Cellulosa AB SCA, Class B	1,355	16,966
Svenska Handelsbanken AB, Class A	2,711	43,094
Sweco AB, Class B	336	5,567
Swedbank AB, Class A	1,717	66,757
Swedish Orphan Biovitrum AB (b)	344	13,064
Tele2 AB, Class B	942	17,331
Telefonaktiebolaget LM Ericsson, Class B	5,266	57,032
Telia Co. AB	4,129	18,863
Thule Group AB	127	3,043
Trelleborg AB, Class B	326	13,192
Volvo AB, Class A	3,126	113,589
Volvo Car AB, Class B (b)	305	1,018
		1,483,277
Switzerland (7.2%)
ABB Ltd. (Registered)	2,946	253,645
Alcon AG	933	75,519
Chocoladefabriken Lindt & Spruengli AG	2	28,743
Cie Financiere Richemont SA, Class A (Registered)	1,014	196,827
Galderma Group AG (b)	191	35,602
Geberit AG (Registered)	66	50,397
Givaudan SA (Registered)	18	69,579
Holcim AG (b)	939	96,782
Kuehne & Nagel International AG (Registered)	92	21,304
Lonza Group AG (Registered)	128	86,970
Nestle SA (Registered)	4,818	459,765
Novartis AG (Registered)	3,598	533,834
Partners Group Holding AG	39	53,178
Roche Holding AG	1,391	633,229
Schindler Holding AG	79	30,481
Schindler Holding AG (Registered)	32	11,769
SGS SA (Registered)	296	35,626
Sika AG (Registered) (b)	265	50,851
Straumann Holding AG (Registered) (b)	177	21,288
Swiss Life Holding AG (Registered)	52	57,021
Swiss Re AG	538	85,964
Swisscom AG (Registered)	53	43,517
UBS Group AG (Registered) (b)	5,971	282,520
Zurich Insurance Group AG	270	192,084
		3,406,495
United Kingdom (12.7%)
3i Group PLC	1,820	83,609
Admiral Group PLC	543	20,435
Anglo American PLC	1,914	88,748
Antofagasta PLC	700	34,686
Ashtead Group PLC	798	51,375
Associated British Foods PLC	465	12,152
AstraZeneca PLC	2,856	532,113
Autotrader Group PLC	1,508	11,116
Aviva PLC	6,311	55,018
BAE Systems PLC	5,739	155,796
Barclays PLC	27,097	180,847
Barratt Redrow PLC	2,672	14,228
BP PLC	26,831	170,124
British American Tobacco PLC	3,930	237,426
BT Group PLC	11,427	30,036

E*TRADE Trust

First Quarter Report — January 31, 2026 (unaudited)

Portfolio of Investments (cont’d)

E*TRADE No Fee International Index Fund

	Shares	Value
United Kingdom (cont’d)
Bunzl PLC	654	$18,340
Centrica PLC	10,505	27,507
Compass Group PLC	3,322	99,612
Convatec Group PLC	2,718	8,573
Croda International PLC	185	6,913
DCC PLC	235	14,897
Diageo PLC	4,073	93,721
Experian PLC	1,794	67,947
Fresnillo PLC	349	17,187
Glencore PLC (b)	18,358	125,153
GSK PLC	7,742	200,221
Haleon PLC	17,637	92,240
Halma PLC	706	34,289
Hikma Pharmaceuticals PLC	199	4,174
HSBC Holdings PLC	32,503	573,383
ICG PLC	490	12,193
Imperial Brands PLC	1,407	59,260
Informa PLC	2,721	32,837
InterContinental Hotels Group PLC	282	38,098
Intertek Group PLC	334	20,490
J Sainsbury PLC	3,737	16,375
JD Sports Fashion PLC	3,478	3,892
Kingfisher PLC	3,144	14,489
Land Securities Group PLC REIT	1,708	15,245
Legal & General Group PLC	11,881	43,138
Lloyds Banking Group PLC	110,855	165,529
London Stock Exchange Group PLC	878	97,934
M&G PLC	5,539	23,481
Marks & Spencer Group PLC	3,606	18,085
Melrose Industries PLC	2,168	18,640
National Grid PLC	9,277	157,612
NatWest Group PLC	14,146	128,938
Next PLC	235	42,666
Pearson PLC	1,057	13,903
Phoenix Group Holdings PLC	1,263	12,801
Prudential PLC	4,788	78,644
Reckitt Benckiser Group PLC	1,314	109,626
RELX PLC	3,456	122,522
Rentokil Initial PLC	4,650	28,862
Rightmove PLC	1,858	12,578
Rio Tinto PLC	1,934	176,447
Rolls-Royce Holdings PLC	15,757	263,409
Sage Group PLC	1,742	22,843
Schroders PLC	1,911	11,836
Segro PLC REIT	2,737	28,516
Severn Trent PLC	554	22,252
Shell PLC	11,085	426,102
Smith & Nephew PLC	1,677	28,582
Smiths Group PLC	686	23,559
Spirax Group PLC	125	12,456
SSE PLC	2,232	74,186
Standard Chartered PLC	3,631	92,904
Tesco PLC	12,229	71,158
Unilever PLC	3,411	232,048
United Utilities Group PLC	1,557	26,665
Vodafone Group PLC	34,083	50,195
Weir Group PLC	488	21,554
Whitbread PLC	278	10,377
Wise PLC, Class A (b)	1,564	20,172
WPP PLC	2,155	8,939
		5,973,904
United States (0.6%)
Amrize Ltd. (b)	971	51,366
ICON PLC ADR (b)	145	26,136
NXP Semiconductors NV	497	112,392
Waste Connections, Inc.	502	83,983
		273,877
Virgin Islands, British (0.0%)‡
Etoro Group Ltd., Class A (b)	103	3,028
Total Common Stocks (Cost $40,046,178)		46,568,312

No. of Rights
Rights (0.0%)‡
Spain (0.0%)‡
ACS Actividades de Construccion y Servicios SA, expires 2/6/26 (b) (Cost $159)	298	164

	Shares
Short-Term Investments (1.4%)
Investment Company (1.3%)
Morgan Stanley Institutional Liquidity Funds — Government Portfolio — Institutional Class, 3.61% (e) (Cost $607,390)	607,390	607,390

Securities held as Collateral on Loaned Securities (0.1%)
Investment Company (0.1%)
Morgan Stanley Institutional Liquidity Funds — Government Portfolio — Institutional Class, 3.61% (e) (Cost $55,273)	55,273	55,273
Total Short-Term Investments (Cost $662,663)		662,663
Total Investments (100.6%) (Cost $40,709,000) including $502,635 of Securities Loaned (f)(g)(h)		47,231,139
Liabilities in Excess of Other Assets (–0.6%)		(292,386)
Net Assets (100.0%)		$46,938,753

E*TRADE Trust

First Quarter Report — January 31, 2026 (unaudited)

Portfolio of Investments (cont’d)

E*TRADE No Fee International Index Fund

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund’s prospectus and/or statement of additional information relating to geographic classifications.

‡	Amount is less than 0.05%.
(a)	Consists of one or more classes of securities traded together as a unit; stocks with attached warrants.
(b)	Non-income producing security.
(c)	All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at January 31, 2026, were approximately $502,635 and $539,141, respectively. The Fund received cash collateral of approximately $55,273, which was subsequently invested in Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class as reported in the Portfolio of Investments. The remaining collateral of approximately $483,868 was received in the form of U.S. Government obligations, which the Fund cannot sell or re-pledge and accordingly are not reflected in the Portfolio of Investments. The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.
(d)	Security trades on the Hong Kong exchange.
(e)	The Funds invest in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities.
(f)	The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Trustees in compliance with Rule 17a-7 under the Act (the “Rule”). As a result of a change in the Rule 2a-5 (aka the “Valuation Rule”), which impacts transactions under Rule 17a-7, a security is an eligible security for purposes of Rule 17a-7 only when there is a “readily available market quotation” for the security. The Fund’s Rule 17a-7 policy was amended effective September 8, 2022, to reflect the new requirements of Rule 2a-5. For the three months ended January 31, 2026, the Fund did not engage in any cross-trade transactions.
(g)	The fair value and percentage of net assets, $40,558,850 and 86.4%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to Portfolio of Investments.
(h)	At January 31, 2026, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $7,558,869 and the aggregate gross unrealized depreciation is $1,036,730, resulting in net unrealized appreciation of $6,522,139.
ADR	American Depositary Receipt.
CVA	Certificaten Van Aandelen.
REIT	Real Estate Investment Trust.

Portfolio Composition*

Classification	Percentage of Total Investments
Other**	71.4%
Banks	16.0
Pharmaceuticals	7.0
Insurance	5.6
Total Investments	100.0%

*	Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of January 31, 2026.
**	Industries and/or investment types representing less than 5% of total investments.

E*TRADE Trust

First Quarter Report — January 31, 2026 (unaudited)

Portfolio of Investments

E*TRADE No Fee Municipal Bond Index Fund

	Face
	Amount	Value
Municipal Bonds (96.1%)
Education (8.7%)
Board of Regents of the University of Texas System
5.00%, 8/15/31	$155,000	$176,324
Danville Multi-School Building Corp., IN
5.00%, 7/15/41	335,000	369,151
Illinois Finance Authority
5.00%, 4/1/31	300,000	336,546
Mississippi Development Bank
5.00%, 4/1/29	110,000	118,999
New York State Dormitory Authority
5.00%, 8/15/42	200,000	219,120
Ohio Higher Educational Facility Commission (Kenyon College 2023),
5.00%, 7/1/36 - 7/1/39	440,000	479,037
University of Arkansas
5.00%, 9/1/28	240,000	256,161
University of Houston, TX
5.00%, 2/15/32	210,000	240,003
University of Maine System
5.00%, 3/1/28	200,000	210,518
		2,405,859
Electric Utilities (5.0%)
Energy Northwest, WA
5.00%, 7/1/37	180,000	192,562
Garland Electric Utility System Revenue, TX (AGM)
5.00%, 3/1/31	105,000	117,556
Grant County Public Utility District No. 2 Electric Revenue, WA
5.00%, 1/1/42	450,000	463,089
Knoxville Electric System Revenue, TN
5.00%, 7/1/39	105,000	114,432
Lower Colorado River Authority, TX
5.00%, 5/15/31	145,000	162,980
San Antonio Texas Electric and Gas Systems Revenue
5.00%, 2/1/30	300,000	329,665
		1,380,284
General Obligations (37.6%)
Abilene, TX (Taylor And Jones Counties)
5.00%, 2/15/32	115,000	131,738
Angleton Independent School District, TX (PSF Guaranteed)
5.00%, 2/15/38	250,000	278,588
Baltimore, MD (Consolidated Public Improvement)
2.00%, 10/15/35	195,000	167,446
Bethlehem Area School District, PA (State Aid Withholding)
5.00%, 11/15/29	190,000	208,149
Celina Independent School District, TX (PSF Guaranteed)
5.00%, 2/15/38	165,000	188,040
Chambersburg Area School District, PA (State Aid Withholding)
5.00%, 3/1/36	125,000	136,663
Coeur d’Alene, ID
5.00%, 8/1/31	320,000	363,077
Commonwealth of Massachusetts, (General Obligation Refunding Bonds)
5.00%, 3/1/39	220,000	250,397
Commonwealth of Pennsylvania, (Bid Group A)
5.00%, 9/1/32	110,000	126,734
Connecticut, (Sustainable Bonds)
5.00%, 7/15/30	245,000	273,411
Conroe Independent School District, TX (PSF Guaranteed),
5.00%, 2/15/40	200,000	226,317
5.00%, 2/15/37 (a)	105,000	121,825
County of Hamblen, TN
4.00%, 6/1/34	500,000	533,987
Cypress-Fairbanks Independent School District, TX (PSF Guaranteed)
5.00%, 2/15/32	145,000	165,979
Dallas Independent School District, TX (PSF Guaranteed)
5.00%, 2/15/40 (a)	500,000	565,537
Del Mar College District, TX
3.00%, 8/15/39	135,000	123,533
Denton, TX
5.00%, 2/15/41	315,000	350,224
Everett, WA (Lift Projects)
5.00%, 6/1/30	200,000	221,842
Haverford Township School District, PA (State Aid Withholding)
5.00%, 3/15/39 (a)	390,000	432,329
La Vernia Independent School District, TX (PSF Guaranteed)
5.00%, 2/15/42	150,000	164,630
Lake County School District No. 112 North Shore, IL,
5.00%, 12/1/33 - 12/1/35	250,000	283,280
Laredo, TX
3.00%, 2/15/37	175,000	168,145
Maryland, (Bidding Group 3)
5.00%, 6/1/37	220,000	255,085
Melissa, TX
5.00%, 2/15/34	130,000	146,513
Memphis, TN (Tennessee General Improvement Bonds)
5.00%, 4/1/39	170,000	189,962
Minnetonka Independent School District No. 276, MN
0.00%, 2/1/30 - 2/1/35	300,000	239,946
New York City,
5.00%, 3/1/33 - 12/1/39	430,000	465,112
4.00%, 3/1/41	250,000	250,917
Oakland Park, FL
5.00%, 2/1/32	240,000	265,231
Paris Independent School District, TX (PSF Guaranteed)
5.00%, 2/15/34	300,000	348,753

E*TRADE Trust

First Quarter Report — January 31, 2026 (unaudited)

Portfolio of Investments (cont’d)

E*TRADE No Fee Municipal Bond Index Fund

	Face
	Amount	Value
General Obligations (cont’d)
Pflugerville, TX
5.00%, 8/1/27	$110,000	$114,204
Plano Independent School District, TX
5.00%, 2/15/41	180,000	196,772
Prosper Independent School District, TX (PSF Guaranteed),
5.00%, 2/15/32	125,000	142,482
5.00%, 2/15/36	300,000	345,343
Rockwall Independent School District, TX (PSF Guaranteed)
5.00%, 2/15/36	150,000	176,630
St. Cloud Independent School District No. 742, MN
0.00%, 2/1/27	100,000	97,352
State of Minnesota
5.00%, 8/1/38	380,000	443,632
State of Washington,
5.00%, 2/1/39 - 2/1/40	300,000	330,012
State of West Virginia
5.00%, 12/1/38	145,000	158,929
Temple, TX
5.00%, 8/1/28	125,000	133,142
Town of Prosper, TX
5.00%, 2/15/33	180,000	208,645
Warren Consolidated Schools, MI (SBLF)
5.00%, 5/1/26	130,000	130,814
Washington, (Various Purpose General Obligation Refunding Bonds)
5.00%, 8/1/26	180,000	182,486
Waukee Community School District, IA
5.00%, 6/1/35	115,000	127,057
		10,430,890
Hospital (3.4%)
Colorado Health Facilities Authority, CO
5.00%, 5/15/42	135,000	144,914
Maricopa County Industrial Development Authority, AZ
5.00%, 9/1/28	110,000	117,008
Michigan Finance Authority,
5.00%, 12/1/29 - 4/15/37	395,000	433,570
Oregon Health and Science University
5.00%, 7/1/27	235,000	243,050
		938,542
Housing (2.0%)
Massachusetts Housing Finance Agency, MA
3.10%, 12/1/29	550,000	554,245

Insured - General Obligations (5.2%)
Grand Rapids Public Schools, MI (AGM)
5.00%, 5/1/30 (a)	350,000	383,669
North Olmsted City School District, OH (AGM)
5.00%, 10/15/27	170,000	177,252
Somerset Area School District, PA (AG) (State Aid Withholding),
5.00%, 2/15/40 - 2/15/43	810,000	876,705
		1,437,626
Insured - Special Tax Revenue (1.2%)
Park Creek Metropolitan District, CO (AGM)
5.00%, 12/1/35	290,000	326,682

Lease Revenue/Certificates of Participation (11.7%)
Avon Community School Building Corp., IN
5.00%, 7/15/36	150,000	168,603
California State Public Works Board (Various Capital)
5.00%, 9/1/37	200,000	234,952
Colorado, (Rural Colorado),
4.00%, 12/15/34	225,000	236,349
5.00%, 12/15/31	125,000	142,634
Community College District of Central Southwest Missouri
5.00%, 3/1/28	185,000	194,267
County of Dare, NC,
5.00%, 6/1/39 - 6/1/40	355,000	403,210
El Paso County School District No. 49 Falcon, CO,
5.00%, 12/15/35	705,000	794,531
IPS Multi-School Building Corp., IN (State Aid Withholding)
5.00%, 7/15/43	300,000	323,600
Monroe County Community 1996 School Building Corp., IN (State Aid Withholding)
5.00%, 1/15/34	135,000	155,247
Oklahoma City Water Utilities Trust
5.00%, 7/1/39	130,000	148,062
Porter Township High School Building Corp., IN
5.00%, 7/15/36	215,000	243,092
Riviera Beach, FL
5.00%, 10/1/28	100,000	106,572
Speedway Multi-School Building Corp., IN
5.00%, 1/15/28	100,000	104,707
		3,255,826
Special Tax Revenue (11.2%)
County of Clark, NV
5.00%, 7/1/33	285,000	331,097
East Montgomery County Improvement District Sales Tax Revenue, TX (AGM)
5.00%, 8/15/39	230,000	254,511
Empire State Development Corp., NY,
5.00%, 3/15/36 - 3/15/38	425,000	472,656
Grand Junction, CO
5.00%, 3/1/31	100,000	112,178
Greater Texas Cultural Education Facilities Finance Corp.
4.00%, 3/1/40	200,000	201,763
New York City Transitional Finance Authority Future Tax Secured Revenue,
5.00%, 5/1/40 - 5/1/42	610,000	674,136
New York State Dormitory Authority,
4.00%, 3/15/38 - 3/15/41	285,000	290,261
5.00%, 3/15/31	120,000	136,311
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue
0.00%, 12/1/37	350,000	225,220

E*TRADE Trust

First Quarter Report — January 31, 2026 (unaudited)

Portfolio of Investments (cont’d)

E*TRADE No Fee Municipal Bond Index Fund

	Face
	Amount	Value
Special Tax Revenue (cont’d)
Southeastern Pennsylvania Transportation Authority
5.25%, 6/1/41	$250,000	$275,668
Washington Metropolitan Area Transit Authority Dedicated Revenue
5.00%, 7/15/35	120,000	131,078
		3,104,879
Transportation (4.7%)
Central Texas Turnpike System
5.00%, 8/15/33	165,000	191,688
County of Clark Department of Aviation, NV
5.00%, 7/1/29	195,000	212,088
Houston Airport System Revenue, TX
5.00%, 7/1/37	150,000	156,342
North Texas Tollway Authority
5.00%, 1/1/38	340,000	382,151
Port Authority of New York & New Jersey
5.00%, 10/15/42	85,000	95,640
Virginia Port Authority
5.00%, 7/1/34	35,000	40,944
Wayne County Airport Authority, MI
5.00%, 12/1/41	200,000	224,918
		1,303,771
Water and Sewer (5.4%)
Illinois Finance Authority
5.00%, 7/1/38	250,000	288,593
Massachusetts Water Resources Authority
5.00%, 8/1/39	140,000	148,760
Ohio Water Development Authority
5.00%, 6/1/29	115,000	124,654
Ohio Water Development Authority Water Pollution Control Loan Fund
5.00%, 12/1/34	140,000	167,276
Oklahoma Water Resources Board, OK
5.00%, 10/1/41	440,000	481,884
San Antonio Water System, TX
5.00%, 5/15/35	135,000	150,184
Texas Water Development Board
5.00%, 10/15/33	105,000	123,456
		1,484,807
Total Municipal Bonds (Cost $25,626,487)		26,623,411

	Shares
Short-Term Investment (8.2%)
Investment Company (8.2%)
BlackRock Liquidity Funds — MuniCash — Institutional Shares, 3.82%, (Cost $2,272,943)	2,272,717	2,272,944
Total Investments (104.3%) (Cost $27,899,430) (b)(c)		28,896,355
Liabilities in Excess of Other Assets (–4.3%)		(1,186,840)
Net Assets (100.0%)		$27,709,515

(a)	Security purchased on a when-issued basis.
(b)	Securities are available for collateral in connection with purchase of when-issued securities.
(c)	At January 31, 2026, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $996,925 and the aggregate gross unrealized depreciation is $0, resulting in net unrealized appreciation of $996,925.
AGM	Assured Guaranty Municipal Corporation.
AID	Agency for International Development.
PSF	Permanent School Fund.
SBLF	Small Business Lending Fund.

At January 31, 2026, the concentration of the Fund’s investments in the various states and territories, determined as a percentage of net assets, is as follows:

State/Territory	Value	Percentage of Net Assets
Texas	$6,783,663	24.5%
Washington	3,662,935	13.2
Others, representing less than 10% individually	18,449,757	66.6
	$28,896,355	104.3%

Sector Classification of Portfolio

Classification	Percentage of Total Investments
General Obligations	36.1%
Other*	15.6
Lease Revenue/Certificates of Participation	11.3
Special Tax Revenue	10.7
Education	8.3
Short-Term Investments	7.9
Water and Sewer	5.1
Insured - General Obligations	5.0
Total Investments	100.0%

*	Sectors and/or investment types representing less than 5% of total investments.

E*TRADE Trust

First Quarter Report — January 31, 2026 (unaudited)

Portfolio of Investments

E*TRADE No Fee U.S. Bond Index Fund

	Face
	Amount	Value
Fixed Income Securities (98.5%)
Corporate Bonds (31.1%)
Basic Materials (1.3%)
BHP Billiton Finance USA Ltd.,
5.00%, 2/15/36	$196,000	$198,646
LYB International Finance III LLC,
5.50%, 3/1/34	67,000	66,142
Nutrien Ltd.,
4.90%, 3/27/28	49,000	49,897
Sherwin-Williams Co.,
2.95%, 8/15/29	65,000	62,540
		377,225
Communications (3.1%)
Amazon.com, Inc.,
3.88%, 8/22/37	214,000	194,231
AT&T, Inc.,
3.10%, 2/1/43	114,000	83,297
3.30%, 2/1/52	122,000	79,262
Charter Communications Operating LLC/Charter Communications Operating Capital,
5.05%, 3/30/29	197,000	199,216
Cisco Systems, Inc.,
5.35%, 2/26/64	89,000	84,296
Comcast Corp.,
3.90%, 3/1/38	67,000	58,169
Verizon Communications, Inc.,
1.75%, 1/20/31	233,000	205,604
		904,075
Consumer, Cyclical (2.5%)
Aptiv Swiss Holdings Ltd.,
4.15%, 5/1/52	244,000	188,562
AutoZone, Inc.,
3.75%, 6/1/27	68,000	67,866
General Motors Financial Co., Inc.,
2.70%, 6/10/31	206,000	187,401
Lowe's Cos., Inc.,
3.35%, 4/1/27	101,000	100,425
3.65%, 4/5/29	101,000	99,810
Starbucks Corp.,
3.35%, 3/12/50	100,000	68,936
		713,000
Consumer, Non-Cyclical (4.4%)
AbbVie, Inc.,
5.50%, 3/15/64	79,000	76,567
Amgen, Inc.,
2.77%, 9/1/53	132,000	78,876
Becton Dickinson & Co.,
1.96%, 2/11/31	105,000	93,614
Elevance Health, Inc.,
5.00%, 1/15/36	249,000	247,090
General Mills, Inc.,
5.25%, 1/30/35	110,000	111,809
Stryker Corp.,
1.95%, 6/15/30	159,000	144,635
4.63%, 3/15/46	221,000	197,183
Sysco Corp.,
4.50%, 4/1/46	155,000	133,764
UnitedHealth Group, Inc.,
5.15%, 7/15/34	191,000	194,928
		1,278,466
Energy (1.6%)
Enbridge, Inc.,
6.00%, 11/15/28	84,000	88,255
Equinor ASA,
3.95%, 5/15/43	50,000	42,102
Kinder Morgan, Inc.,
5.20%, 3/1/48	121,000	111,813
Occidental Petroleum Corp.,
6.60%, 3/15/46	219,000	226,554
		468,724
Finance (8.9%)
Air Lease Corp.,
5.85%, 12/15/27	142,000	146,337
Aon North America, Inc.,
5.75%, 3/1/54	134,000	133,722
Bank of America Corp.,
MTN
2.55%, 2/4/28	90,000	88,745
4.95%, 7/22/28	85,000	86,189
Capital One Financial Corp.,
5.88%, 7/26/35	115,000	119,993
Charles Schwab Corp.,
5.85%, 5/19/34	75,000	80,078
Citigroup, Inc.,
2.57%, 6/3/31	94,000	87,175
2.67%, 1/29/31	92,000	86,207
5.17%, 2/13/30	192,000	197,318
Citizens Financial Group, Inc.,
5.25%, 3/5/31	152,000	155,902
Equinix, Inc.,
2.15%, 7/15/30	238,000	216,206
Essex Portfolio LP,
5.50%, 4/1/34	116,000	119,551
Fifth Third Bancorp,
5.63%, 1/29/32	109,000	114,229
Goldman Sachs Group, Inc.,
2.91%, 7/21/42	107,000	78,261
6.56%, 10/24/34	71,000	78,652
PNC Financial Services Group, Inc.,
5.35%, 12/2/28	84,000	86,104
Regions Financial Corp.,
5.50%, 9/6/35	140,000	143,984
Travelers Cos., Inc.,
4.10%, 3/4/49	243,000	197,625

E*TRADE Trust

First Quarter Report — January 31, 2026 (unaudited)

Portfolio of Investments (cont'd)

E*TRADE No Fee U.S. Bond Index Fund

	Face
	Amount	Value
Finance (cont'd)
Truist Financial Corp.,
MTN
6.12%, 10/28/33	$74,000	$79,772
U.S. Bancorp,
MTN
4.55%, 7/22/28	124,000	125,021
Wells Fargo & Co.,
MTN
2.57%, 2/11/31	93,000	86,931
4.61%, 4/25/53	87,000	74,605
		2,582,607
Industrials (1.6%)
CSX Corp.,
5.05%, 6/15/35	67,000	68,124
General Dynamics Corp.,
2.85%, 6/1/41	118,000	89,137
John Deere Capital Corp.,
4.50%, 1/16/29	194,000	197,522
RTX Corp.,
1.90%, 9/1/31	111,000	97,783
		452,566
Technology (3.5%)
Broadcom, Inc.,
4.90%, 2/15/38	155,000	151,779
Fidelity National Information Services, Inc.,
5.10%, 7/15/32	216,000	220,477
Fiserv, Inc.,
4.20%, 10/1/28	110,000	109,980
Intel Corp.,
5.05%, 8/5/62	99,000	82,025
5.20%, 2/10/33	82,000	83,658
KLA Corp.,
5.25%, 7/15/62	210,000	195,488
Oracle Corp.,
2.95%, 4/1/30	82,000	75,790
QUALCOMM, Inc.,
6.00%, 5/20/53	73,000	76,627
		995,824
Utilities (4.2%)
American Electric Power Co., Inc.,
5.63%, 3/1/33	250,000	261,826
Consolidated Edison Co. of New York, Inc.,
3.70%, 11/15/59	191,000	133,657
Dominion Energy South Carolina, Inc.,
6.25%, 10/15/53	70,000	75,420
Duke Energy Carolinas LLC,
5.40%, 1/15/54	80,000	77,487
Duke Energy Indiana LLC,
5.40%, 4/1/53	82,000	78,242
Exelon Corp.,
5.15%, 3/15/29	84,000	86,457
National Rural Utilities Cooperative Finance Corp.,
4.75%, 2/7/28	158,000	160,481
Pacific Gas & Electric Co.,
2.50%, 2/1/31	221,000	199,887
Southern Co.,
4.85%, 6/15/28	133,000	135,480
		1,208,937
		8,981,424
U.S. Agency Securities (2.1%)
Federal Home Loan Bank,	160,000	160,816
4.00%, 3/10/27
Federal National Mortgage Association,
0.75%, 10/8/27	216,000	206,266
0.88%, 8/5/30	274,000	241,780
		608,862
U.S. Treasury Securities (65.3%)
U.S. Treasury Bond,
1.38%, 8/15/50	1,397,000	685,485
2.75%, 8/15/47	1,058,000	754,156
3.00%, 2/15/49	950,000	697,693
3.38%, 11/15/48	875,000	689,917
4.50%, 2/15/36	419,000	429,262
6.50%, 11/15/26	19,000	19,417
6.63%, 2/15/27	66,000	68,070
U.S. Treasury Notes,
0.50%, 4/30/27	2,282,000	2,199,099
1.13%, 2/15/31	646,000	567,799
1.25%, 4/30/28	2,454,000	2,333,457
1.63%, 10/31/26	672,000	662,315
3.75%, 12/31/28	1,607,000	1,613,654
4.0%, 1/31/29 - 2/15/34	4,606,000	4,621,882
4.25%, 6/30/31	1,189,000	1,211,526
4.38%, 5/15/34	1,527,000	1,552,022
4.63%, 9/30/30	765,000	792,417
		18,898,171
Total Fixed Income Securities (Cost $28,302,990)		28,488,457
Total Investments (98.5%) (Cost $28,302,990) (a)		28,488,457
Other Assets in Excess of Liabilities (1.5%)		439,631
Net Assets (100.0%)		$28,928,088

(a)	At January 31, 2026, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $249,031 and the aggregate gross unrealized depreciation is $63,564, resulting in net unrealized appreciation of $185,467.
MTN	Medium Term Note.

Portfolio Composition

Classification	Percentage of Total Investments
U.S. Treasury Securities	66.3%
Corporate Bonds	31.5
Other*	2.2
Total Investments	100.0%

*	Industries and/or investment types representing less than 5% of total investments.

E*TRADE Trust

First Quarter Report — January 31, 2026 (unaudited)

Notes to the Portfolio of Investments

Security Valuation: (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. If only bid prices are available then the latest bid price may be used. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers/dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (2) all other equity portfolio securities for which over-the counter (“OTC”) market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers/dealers; (3) fixed income securities may be valued by an outside pricing service/vendor approved by the Trust’s Board of Trustees (the “Trustees”). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. If Morgan Stanley Investment Management Inc. (the “Adviser”) a wholly-owned subsidiary of Morgan Stanley, determines that the price provided by the outside pricing service/vendor does not reflect the security’s fair value or the pricing service/vendor or exchange is unable to provide a price, prices from reputable brokers/dealers may also be utilized. In these circumstances, the value of the security will be the mean of bid and asked prices obtained from reputable brokers/dealers; (4) when market quotations are not readily available, as defined by Rule 2a-5 under the Act, including circumstances under which the Adviser determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures approved by and under the general supervision of the Trustees. Each business day, the Funds use a third-party pricing service approved by the Trustees to assist with the valuation of foreign equity securities. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities to more accurately reflect their fair value as of the close of regular trading on the NYSE; and (5) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value (“NAV”) as of the close of each business day.

In connection with Rule 2a-5 of the Act, the Trustees have designated the Trust’s Adviser as its valuation designee. The valuation designee has responsibility for determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Trustees. Under procedures approved by the Trustees, the Trust’s Adviser, as valuation designee, has formed a Valuation Committee whose members are approved by the Trustees. The Valuation Committee provides administration and oversight of the Trust’s valuation policies and procedures, which are reviewed at least annually by the Trustees. These procedures allow the Trust to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

E*TRADE Trust

First Quarter Report — January 31, 2026 (unaudited)

Notes to the Portfolio of Investments (cont'd)

Fair Value Measurement: Financial Accounting Standards Board ("FASB") ASC 820, "Fair Value Measurement" (“ASC 820”), defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Trust's investments. The inputs are summarized in the three broad levels listed below:

•	Level 1 – unadjusted quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs including each Fund’s own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

E*TRADE Trust

First Quarter Report — January 31, 2026 (unaudited)

Notes to the Portfolio of Investments (cont'd)

The following is a summary of the inputs used to value each Fund’s investments as of January 31, 2026:

Investment Type	Level 1 Unadjusted quoted prices		Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
E*TRADE No Fee Large Cap Index
Assets:
Common Stocks	$90,483,007	(1)	$—	$—	$90,483,007
Short-Term Investments
Investment Company	405,925		—	—	405,925
Total Assets	$90,888,932		$—	$—	$90,888,932

(1)	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

E*TRADE Trust

First Quarter Report — January 31, 2026 (unaudited)

Notes to the Portfolio of Investments (cont'd)

Investment Type	Level 1 Unadjusted quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
E*TRADE No Fee Total Market Index
Assets:
Common Stocks
Aerospace & Defense	$1,662,410	$—	$—	$1,662,410
Air Freight & Logistics	203,343	—	—	203,343
Automobile Components	78,530	—	—	78,530
Automobiles	1,417,912	—	—	1,417,912
Banks	2,552,907	—	—	2,552,907
Beverages	651,199	—	—	651,199
Biotechnology	1,518,087	—	—	1,518,087
Broadline Retail	2,377,506	—	—	2,377,506
Building Products	384,657	—	—	384,657
Capital Markets	2,252,450	—	—	2,252,450
Chemicals	700,693	—	—	700,693
Commercial Services & Supplies	346,620	—	—	346,620
Communications Equipment	650,309	—	—	650,309
Construction & Engineering	261,861	—	—	261,861
Construction Materials	181,019	—	—	181,019
Consumer Finance	451,463	—	—	451,463
Consumer Staples Distribution & Retail	1,216,003	—	—	1,216,003
Containers & Packaging	163,730	—	—	163,730
Distributors	47,049	—	—	47,049
Diversified Consumer Services	70,682	—	—	70,682
Diversified REITs	37,990	—	—	37,990
Diversified Telecommunication Services	523,180	—	—	523,180
Electric Utilities	919,595	—	—	919,595
Electrical Equipment	765,667	—	—	765,667

E*TRADE Trust

First Quarter Report — January 31, 2026 (unaudited)

Notes to the Portfolio of Investments (cont'd)

Investment Type	Level 1 Unadjusted quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Common Stocks (cont'd)
Electronic Equipment, Instruments & Components	$655,362	$—	$—	$655,362
Energy Equipment & Services	264,412	—	—	264,412
Entertainment	921,412	—	—	921,412
Financial Services	2,054,077	—	—	2,054,077
Food Products	333,676	—	—	333,676
Gas Utilities	83,660	—	—	83,660
Ground Transportation	556,161	—	—	556,161
Health Care Equipment & Supplies	1,266,664	—	—	1,266,664
Health Care Providers & Services	1,042,112	—	—	1,042,112
Health Care REITs	235,471	—	—	235,471
Health Care Technology	42,610	—	—	42,610
Hotel & Resort REITs	27,603	—	—	27,603
Hotels, Restaurants & Leisure	1,280,396	—	—	1,280,396
Household Durables	244,832	—	—	244,832
Household Products	503,745	—	—	503,745
Independent Power & Renewable Electricity Producers	111,494	—	—	111,494
Industrial Conglomerates	220,242	—	—	220,242
Industrial REITs	168,162	—	—	168,162
Information Technology Services	813,615	—	—	813,615
Insurance	1,125,542	—	—	1,125,542
Interactive Media & Services	5,320,729	—	—	5,320,729
Leisure Products	38,923	—	—	38,923
Life Sciences Tools & Services	631,244	—	—	631,244
Machinery	1,347,719	—	—	1,347,719
Marine Transportation	20,635	—	—	20,635
Media	170,853	—	—	170,853
Metals & Mining	438,727	—	—	438,727
Mortgage Real Estate Investment	89,294	—	—	89,294
Multi-Utilities	334,854	—	—	334,854
Office REITs	36,371	—	—	36,371
Oil, Gas & Consumable Fuels	1,956,709	—	—	1,956,709
Paper & Forest Products	10,574	—	—	10,574
Passenger Airlines	134,828	—	—	134,828
Personal Care Products	80,869	—	—	80,869
Pharmaceuticals	2,157,918	—	—	2,157,918
Professional Services	414,746	—	—	414,746
Real Estate Management & Development	142,706	—	—	142,706
Residential REITs	171,333	—	—	171,333
Retail REITs	201,946	—	—	201,946
Semiconductors & Semiconductor Equipment	8,827,678	—	—	8,827,678
Software	5,630,767	565	—	5,631,332
Specialized REITs	481,195	—	—	481,195
Specialty Retail	1,219,191	—	—	1,219,191
Tech Hardware, Storage & Peripherals	4,146,168	—	—	4,146,168
Textiles, Apparel & Luxury Goods	186,158	—	—	186,158
Tobacco	382,582	—	—	382,582
Trading Companies & Distributors	356,524	—	—	356,524
Water Utilities	53,695	—	—	53,695
Wireless Telecommunication Services	100,692	—	—	100,692
Total Common Stocks	66,471,738	565	—	66,472,303
Rights	—	—	27	27
Short-Term Investments
Investment Company	180,949	—	—	180,949
Total Assets	$66,652,687	$565	$27	$66,653,279

E*TRADE Trust

First Quarter Report — January 31, 2026 (unaudited)

Notes to the Portfolio of Investments (cont'd)

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Rights
Beginning Balance	$2
Purchases	—
Sales	—
Transfers in	25
Transfers out	—
Corporate actions	—
Change in unrealized appreciation (depreciation)	—
Realized gains (losses)	—
Ending Balance	$27
Net change in unrealized appreciation (depreciation) from investments still held as of January 31, 2026	$—

E*TRADE Trust

First Quarter Report — January 31, 2026 (unaudited)

Notes to the Portfolio of Investments (cont'd)

Investment Type	Level 1 Unadjusted quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
E*TRADE No Fee International Index
Assets:
Common Stocks
Aerospace & Defense	$41,735	$1,380,558	$—	$1,422,293
Air Freight & Logistics	—	232,668	—	232,668
Automobile Components	29,344	255,273	—	284,617
Automobiles	—	1,017,615	—	1,017,615
Banks	1,357,118	6,206,097	—	7,563,215
Beverages	34,296	429,142	—	463,438
Biotechnology	95,817	186,841	—	282,658
Broadline Retail	144,781	390,752	—	535,533
Building Products	—	342,317	—	342,317
Capital Markets	269,994	1,224,449	—	1,494,443
Chemicals	64,926	850,135	—	915,061
Commercial Services & Supplies	142,372	156,488	—	298,860
Communications Equipment	—	128,426	—	128,426
Construction & Engineering	89,369	417,949	—	507,318
Construction Materials	—	245,052	—	245,052
Consumer Finance	—	4,576	—	4,576
Consumer Staples Distribution & Retail	164,125	486,185	—	650,310
Containers & Packaging	19,466	—	—	19,466
Distributors	—	13,211	—	13,211
Diversified Consumer Services	—	13,903	—	13,903
Diversified REITs	—	121,287	—	121,287
Diversified Telecommunication Services	97,043	792,325	—	889,368
Electric Utilities	104,402	793,346	—	897,748
Electrical Equipment	—	1,205,142	—	1,205,142
Electronic Equipment, Instruments & Components	58,730	430,457	—	489,187
Energy Equipment & Services	—	15,149	—	15,149
Entertainment	589	268,591	—	269,180
Financial Services	—	502,535	—	502,535
Food Products	25,957	863,061	—	889,018
Gas Utilities	13,935	124,612	—	138,547
Ground Transportation	272,156	221,849	—	494,005
Health Care Equipment & Supplies	—	632,400	—	632,400
Health Care Providers & Services	—	130,124	—	130,124
Health Care Technology	—	23,083	—	23,083
Hotels, Restaurants & Leisure	39,731	391,890	—	431,621
Household Durables	—	395,964	—	395,964
Household Products	—	206,695	—	206,695

E*TRADE Trust

First Quarter Report — January 31, 2026 (unaudited)

Notes to the Portfolio of Investments (cont'd)

Investment Type	Level 1 Unadjusted quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Common Stocks (cont'd)
Independent Power & Renewable Electricity Producers	$—	$144,297	$—	$144,297
Industrial Conglomerates	—	890,726	—	890,726
Industrial REITs	—	160,277	—	160,277
Information Technology Services	334,905	300,489	—	635,394
Insurance	422,888	2,202,230	—	2,625,118
Interactive Media & Services	—	72,980	—	72,980
Leisure Products	—	48,616	—	48,616
Life Sciences Tools & Services	26,136	110,720	—	136,856
Machinery	—	1,432,611	—	1,432,611
Marine Transportation	—	121,279	—	121,279
Media	—	121,312	—	121,312
Metals & Mining	807,502	1,304,214	—	2,111,716
Multi-Utilities	5,599	393,201	—	398,800
Office REITs	—	36,680	—	36,680
Oil, Gas & Consumable Fuels	870,522	1,352,663	—	2,223,185
Paper & Forest Products	—	77,500	—	77,500
Passenger Airlines	—	167,510	—	167,510
Personal Care Products	2,627	517,110	—	519,737
Pharmaceuticals	—	3,313,694	—	3,313,694
Professional Services	30,827	480,717	—	511,544
Real Estate Management & Development	11,465	478,448	—	489,913
Retail REITs	8,484	75,776	—	84,260
Semiconductors & Semiconductor Equipment	112,392	2,016,949	—	2,129,341
Software	224,540	523,728	—	748,268
Specialty Retail	—	354,732	—	354,732
Tech Hardware, Storage & Peripherals	—	123,541	—	123,541
Textiles, Apparel & Luxury Goods	12,995	837,550	—	850,545
Tobacco	—	368,969	—	368,969
Trading Companies & Distributors	43,816	812,602	—	856,418
Transportation Infrastructure	—	125,562	—	125,562
Water Utilities	—	48,917	—	48,917
Wireless Telecommunication Services	28,878	443,103	—	471,981
Total Common Stocks	6,009,462	40,558,850	—	46,568,312
Rights	164	—	—	164
Short-Term Investments
Investment Company	662,663	—	—	662,663
Total Assets	$6,672,289	$40,558,850	$—	$47,231,139

E*TRADE Trust

First Quarter Report — January 31, 2026 (unaudited)

Notes to the Portfolio of Investments (cont'd)

Investment Type	Level 1 Unadjusted quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
E*TRADE No Fee Municipal Bond Index
Assets:
Municipal Bonds	$—	$26,623,411	$—	$26,623,411
Short-Term Investment
Investment Company	2,272,944	—	—	2,272,944
Total Assets	$2,272,944	$26,623,411	$—	$28,896,355

E*TRADE Trust

First Quarter Report — January 31, 2026 (unaudited)

Notes to the Portfolio of Investments (cont'd)

Investment Type	Level 1 Unadjusted quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
E*TRADE No Fee U.S. Bond Index
Assets:
Fixed Income Securities
Corporate Bonds	$—	$8,981,424	$—	$8,981,424
U.S. Agency Securities	—	608,862	—	608,862
U.S. Treasury Securities	—	18,898,171	—	18,898,171
Total Fixed Income Securities	—	28,488,457	—	28,488,457
Total Assets	$—	$28,488,457	$—	$28,488,457

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes.